NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

To

Contract Owners

December 31, 2025

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account 7:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide Variable Account 7 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Service Class 2 (FAM2)1

Fidelity Variable Insurance Products Fund - VIP Asset Manager 70% Portfolio: Service Class 2 (FAMG2)1

Fidelity Variable Insurance Products Fund - VIP Asset Manager 70% Portfolio: Initial Class (FAMGP)1

Fidelity Variable Insurance Products Fund - VIP Asset Manager 70% Portfolio: Service Class (FAMGS)1

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class (FAMP)1

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Service Class (FAMS)1

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)1

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)1

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II (NVCBD2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II (NVCCA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II (NVCCN2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II (NVCMA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II (NVCMC2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II (NVCMD2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II (NVCRA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II (NVCRB2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)1

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z (NVMIVZ)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)1

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II (TRF2)1

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

NOMURA INVESTMENT MANAGEMENT

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)1

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period November 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

(1) See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIB	48,382	$1,367,594	$1,492,591	$-	$1,492,591	$13	$1,492,578	$1,492,578	$-	$1,492,578
ALVIVB	9,953	146,458	207,225	-	207,225	11	207,214	207,214	-	207,214
ALVPGB	15,623	1,061,844	1,272,982	-	1,272,982	7	1,272,975	1,272,975	-	1,272,975
ALVSVB	100,507	1,715,034	1,637,259	-	1,637,259	17	1,637,242	1,637,242	-	1,637,242
WFVSCG	3,067	32,750	29,443	-	29,443	1	29,442	29,442	-	29,442
MLVGA3	104,291	1,479,011	1,391,237	-	1,391,237	10	1,391,227	1,391,227	-	1,391,227
DSIF	1	67	67	-	67	67	-	-	-	-
DSRG	2,462	95,662	144,036	-	144,036	94	143,942	143,942	-	143,942
DVMCSS	5,730	107,919	115,751	-	115,751	2	115,749	115,749	-	115,749
DVSCS	6,004	98,079	108,133	38	108,171	-	108,171	108,171	-	108,171
ETVFR	4,524	39,123	37,870	-	37,870	2	37,868	37,868	-	37,868
FHIBS	140,423	800,682	807,434	115	807,549	-	807,549	789,385	18,164	807,549
FQB	39,953	422,670	422,698	-	422,698	14	422,684	422,684	-	422,684
FQBS	70,893	752,142	748,629	74	748,703	-	748,703	735,820	12,883	748,703
FVK2	2,490	44,846	48,564	-	48,564	2	48,562	48,562	-	48,562
FVU2S	27,082	270,338	287,878	-	287,878	8	287,870	287,870	-	287,870
FAM2	24,263	354,658	411,738	-	411,738	6	411,732	411,732	-	411,732
FAMG2	13,099	268,058	330,483	-	330,483	4	330,479	330,479	-	330,479
FAMGP	33,375	700,669	863,403	-	863,403	12	863,391	863,391	-	863,391
FAMGS	13,470	275,862	344,423	-	344,423	5	344,418	344,418	-	344,418
FAMP	74,963	1,177,011	1,320,847	-	1,320,847	7	1,320,840	1,320,840	-	1,320,840
FAMS	27,925	432,634	485,620	-	485,620	39	485,581	485,581	-	485,581
FB2	52,960	1,114,625	1,347,826	-	1,347,826	9	1,347,817	1,347,817	-	1,347,817
FBP	433,977	9,423,793	11,504,735	-	11,504,735	842	11,503,893	11,476,288	27,605	11,503,893
FBS	71,308	1,537,010	1,868,980	-	1,868,980	10	1,868,970	1,868,970	-	1,868,970
FDCA2	92,932	1,403,066	1,716,457	-	1,716,457	15	1,716,442	1,716,442	-	1,716,442
FDCAS	28,680	424,279	550,939	-	550,939	1,939	549,000	549,000	-	549,000
FEI2	250,526	6,208,397	7,047,302	-	7,047,302	57	7,047,245	7,047,245	-	7,047,245
FEIP	237,125	6,091,566	6,978,602	-	6,978,602	348	6,978,254	6,976,343	1,911	6,978,254
FEIS	184,403	4,694,745	5,377,189	-	5,377,189	11	5,377,178	5,377,178	-	5,377,178
FG2	93,787	8,082,523	8,710,960	-	8,710,960	76	8,710,884	8,710,884	-	8,710,884
FGI2	102,384	2,662,950	3,275,263	-	3,275,263	47	3,275,216	3,275,216	-	3,275,216
FGIS	193	6,327	6,352	-	6,352	6,352	-	-	-	-
FGP	160,548	14,297,953	15,688,774	-	15,688,774	17	15,688,757	15,688,757	-	15,688,757
FGS	148,535	13,068,401	14,342,551	-	14,342,551	109	14,342,442	14,342,442	-	14,342,442
FHI2	210,110	959,520	968,606	-	968,606	29	968,577	968,577	-	968,577
FHIP	648,350	3,109,895	3,163,948	-	3,163,948	245	3,163,703	3,141,611	22,092	3,163,703

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FHIS	329,028	1,564,982	1,592,493	-	1,592,493	23	1,592,470	1,592,470	-	1,592,470
FIGBP	401,532	4,583,001	4,561,399	300	4,561,699	-	4,561,699	4,547,876	13,823	4,561,699
FIP	46,315	12,982,745	30,573,717	-	30,573,717	39	30,573,678	30,571,395	2,283	30,573,678
FMCP	44,481	1,677,940	1,668,479	-	1,668,479	10	1,668,469	1,668,469	-	1,668,469
FMMP	8,150,903	8,150,903	8,150,903	242	8,151,145	-	8,151,145	8,130,509	20,636	8,151,145
FO2	65,839	1,565,429	1,785,563	-	1,785,563	54	1,785,509	1,785,509	-	1,785,509
FOP	165,142	3,968,015	4,544,710	173	4,544,883	-	4,544,883	4,540,986	3,897	4,544,883
FOS	55,533	1,324,817	1,517,152	-	1,517,152	31	1,517,121	1,517,121	-	1,517,121
FV2	16,434	296,169	307,652	-	307,652	4	307,648	307,648	-	307,648
FVS	8,678	153,358	167,479	-	167,479	2	167,477	167,477	-	167,477
FVSS	12,023	181,413	190,687	63	190,750	-	190,750	190,750	-	190,750
FVSS2	58,176	944,421	940,710	-	940,710	15	940,695	940,695	-	940,695
FTVFA2	29,187	140,715	161,694	-	161,694	2	161,692	161,692	-	161,692
TIF	3,203	41,054	53,272	27	53,299	-	53,299	53,299	-	53,299
ACC2	3	56	58	-	58	58	-	-	-	-
ACEG2	218	12,571	15,704	1,469	17,173	-	17,173	-	17,173	17,173
AVCE2	8,996	274,285	321,714	-	321,714	11	321,703	321,703	-	321,703
AVGI	4,157	129,163	149,786	-	149,786	4	149,782	149,782	-	149,782
AVIE2	743	23,190	26,309	-	26,309	10	26,299	26,299	-	26,299
AVMCCI	8,279	81,643	91,154	-	91,154	25	91,129	91,129	-	91,129
OVAG	182	12,846	13,687	-	13,687	1	13,686	13,686	-	13,686
OVAG2	1,367	76,949	86,706	-	86,706	6	86,700	86,700	-	86,700
OVGSS	554	21,142	20,104	37	20,141	-	20,141	-	20,141	20,141
OVSB	13,347	54,149	60,996	-	60,996	5	60,991	60,991	-	60,991
OVSBS	275,108	1,157,628	1,298,511	-	1,298,511	39	1,298,472	1,298,472	-	1,298,472
OVSC	8,965	236,428	255,848	-	255,848	110	255,738	255,738	-	255,738
OVSCS	14,258	369,684	395,082	-	395,082	9	395,073	395,073	-	395,073
M2IGSS	-	5	6	-	6	6	-	-	-	-
MMCGSC	217,479	1,617,247	1,428,837	-	1,428,837	14	1,428,823	1,428,823	-	1,428,823
MNDSC	45,960	478,076	556,118	-	556,118	10	556,108	556,108	-	556,108
MVFSC	-	7	8	-	8	8	-	-	-	-
MVIVSC	11,897	348,690	430,073	-	430,073	5	430,068	430,068	-	430,068
GBF	236,686	2,414,250	2,253,252	-	2,253,252	171	2,253,081	2,253,081	-	2,253,081

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GEM2	42,942	454,760	627,386	-	627,386	13	627,373	627,373	-	627,373
GVAAA2	84,321	2,183,944	2,612,271	-	2,612,271	12	2,612,259	2,612,259	-	2,612,259
GVABD2	29,143	319,230	342,133	-	342,133	6	342,127	342,127	-	342,127
GVAGG2	23,792	801,784	1,050,655	-	1,050,655	11	1,050,644	1,050,644	-	1,050,644
GVAGI2	10,007	589,677	806,265	-	806,265	5	806,260	806,260	-	806,260
GVAGR2	26,936	3,244,068	4,338,599	-	4,338,599	23	4,338,576	4,338,576	-	4,338,576
GVDMA	767,303	6,952,394	9,031,155	-	9,031,155	19	9,031,136	9,031,136	-	9,031,136
GVDMC	245,953	2,418,790	2,680,886	-	2,680,886	15	2,680,871	2,680,871	-	2,680,871
GVEX1	381,539	3,366,695	5,036,311	-	5,036,311	19	5,036,292	5,036,292	-	5,036,292
GVEX2	755,345	5,876,965	9,706,188	-	9,706,188	25	9,706,163	9,706,163	-	9,706,163
GVIDA	226,745	2,464,907	3,061,059	-	3,061,059	13	3,061,046	3,061,046	-	3,061,046
GVIDC	208,088	2,074,595	2,216,139	-	2,216,139	10	2,216,129	2,216,129	-	2,216,129
GVIDM	1,177,644	10,849,686	12,706,783	-	12,706,783	29	12,706,754	12,706,754	-	12,706,754
HIBF	1,477	8,501	8,567	-	8,567	2	8,565	8,565	-	8,565
MCIF	13,536	262,286	269,498	-	269,498	4	269,494	269,494	-	269,494
MCIF2	940,330	21,134,630	18,251,798	-	18,251,798	49	18,251,749	18,251,749	-	18,251,749
NFDIW1	15,018	189,489	192,826	-	192,826	1	192,825	192,825	-	192,825
NFDIW2	126,740	1,596,800	1,624,808	-	1,624,808	9	1,624,799	1,624,799	-	1,624,799
NNASD2	29,165	370,596	373,318	-	373,318	3	373,315	373,315	-	373,315
NVAMV2	2,003	35,625	36,773	-	36,773	-	36,773	36,773	-	36,773
NVAMVZ	301,453	5,106,493	5,468,362	66	5,468,428	-	5,468,428	5,453,719	14,709	5,468,428
NVCBD1	6,609	61,506	61,332	-	61,332	-	61,332	61,332	-	61,332
NVCBD2	83,488	776,622	773,931	-	773,931	10	773,921	773,921	-	773,921
NVCCA2	59,114	630,695	790,944	-	790,944	1	790,943	790,943	-	790,943
NVCCN2	11,827	131,143	140,385	-	140,385	-	140,385	140,385	-	140,385
NVCMA2	4,425	43,325	58,318	-	58,318	1	58,317	58,317	-	58,317
NVCMC2	21,947	239,117	280,040	-	280,040	1	280,039	280,039	-	280,039
NVCMD2	128,741	1,371,384	1,721,270	-	1,721,270	4	1,721,266	1,721,266	-	1,721,266
NVCRA2	13,398	156,573	222,012	-	222,012	1	222,011	222,011	-	222,011
NVCRB2	46,819	513,907	622,228	-	622,228	3	622,225	622,225	-	622,225
NVDBL2	32,950	459,593	525,224	-	525,224	2	525,222	525,222	-	525,222
NVDCA2	440	5,489	6,927	-	6,927	1	6,926	6,926	-	6,926
NVIE6	9,045	112,323	137,751	-	137,751	34	137,717	137,717	-	137,717

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMIVX	177	2,243	2,714	-	2,714	1	2,713	2,713	-	2,713
NVMIVZ	23,901	259,463	363,773	-	363,773	8	363,765	363,765	-	363,765
NVMLG2	237,786	2,037,986	2,090,139	-	2,090,139	7	2,090,132	2,090,132	-	2,090,132
NVMMG2	20,619	118,648	137,734	-	137,734	2	137,732	137,732	-	137,732
NVMMV2	26,555	228,421	202,346	-	202,346	1	202,345	202,345	-	202,345
NVNMO2	10,247	107,673	96,939	-	96,939	-	96,939	96,939	-	96,939
NVNSR2	2,047	25,107	22,582	-	22,582	-	22,582	22,582	-	22,582
NVOLG1	1,769,650	32,225,715	52,664,774	-	52,664,774	233	52,664,541	52,648,072	16,469	52,664,541
NVOLG2	1,541,349	28,433,138	45,207,772	-	45,207,772	137	45,207,635	45,207,635	-	45,207,635
NVRE2	64,494	518,760	495,312	-	495,312	12	495,300	495,300	-	495,300
NVSTB2	4,955	47,818	48,605	-	48,605	2	48,603	48,603	-	48,603
NVTIV3	204	2,151	3,142	-	3,142	1	3,141	3,141	-	3,141
SAM	9,017,204	9,017,204	9,017,204	-	9,017,204	32	9,017,172	9,017,172	-	9,017,172
SCF	20,193	403,065	409,316	52	409,368	-	409,368	409,368	-	409,368
SCF2	40,179	678,158	705,141	-	705,141	12	705,129	705,129	-	705,129
SCGF2	23,322	277,291	347,033	-	347,033	9	347,024	347,024	-	347,024
SCVF	5,855	56,880	54,333	-	54,333	2	54,331	54,331	-	54,331
SCVF2	85,512	778,068	736,257	-	736,257	15	736,242	736,242	-	736,242
TRF2	1,163	26,149	28,291	-	28,291	1	28,290	28,290	-	28,290
AMSRS	3,531	99,858	150,974	-	150,974	5	150,969	150,969	-	150,969
WRASP	18,694	169,522	186,943	-	186,943	10	186,933	186,933	-	186,933
PMVEBD	293	3,429	3,342	-	3,342	1	3,341	3,341	-	3,341
PMVFAD	2,929	27,987	22,023	-	22,023	1	22,022	22,022	-	22,022
PMVLAD	69,473	697,394	679,442	-	679,442	8	679,434	679,434	-	679,434
PVEIB	6,289	183,876	224,447	-	224,447	3	224,444	224,444	-	224,444
PVGOB	-	3	3	-	3	3	-	-	-	-
PVTIGB	2,323	30,584	46,022	-	46,022	30	45,992	45,992	-	45,992
PVTSCB	996	10,055	10,764	-	10,764	1	10,763	10,763	-	10,763
VWHA	17	374	577	-	577	1	576	576	-	576
VWHAS	2,394	60,196	76,544	-	76,544	1	76,543	76,543	-	76,543

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVGIB	ALVIVB	ALVPGB	ALVSVB	WFVSCG	MLVGA3	DSIF	DSRG
Reinvested dividends	$13,191	4,288	-	10,137	-	54,823	5,121	346
Mortality and expense risk charges (note 2)	(16,727)	(2,225)	(16,283)	(19,885)	(265)	(15,279)	(6,214)	(1,482)

Net investment income (loss)	(3,536)	2,063	(16,283)	(9,748)	(265)	39,544	(1,093)	(1,136)

Realized gain (loss) on investments	5,634	13,990	238,467	(25,931)	(406)	15,041	276,533	3,153
Change in unrealized gain (loss) on investments	(1,142)	46,624	(194,848)	(137,362)	1,182	32,487	(221,312)	5,371

Net gain (loss) on investments	4,492	60,614	43,619	(163,293)	776	47,528	55,221	8,524

Reinvested capital gains	123,175	-	148,026	191,271	1,635	134,218	36,826	11,053

Net increase (decrease) in contract owners’ equity resulting from operations	$124,131	62,677	175,362	18,230	2,146	221,290	90,954	18,441

Investment Activity*:	DVMCSS	DVSCS	ETVFR	FHIBS	FQB	FQBS	FVK2	FVU2S
Reinvested dividends	$454	2,175	2,457	56,262	17,192	24,869	-	7,616
Mortality and expense risk charges (note 2)	(1,171)	(1,788)	(359)	(11,004)	(5,631)	(8,775)	(514)	(2,966)

Net investment income (loss)	(717)	387	2,098	45,258	11,561	16,094	(514)	4,650

Realized gain (loss) on investments	11,272	(733)	(328)	(39,945)	(6,144)	(9,059)	136	(1,885)
Change in unrealized gain (loss) on investments	(12,742)	(12,944)	(707)	59,401	24,360	37,412	368	7,020

Net gain (loss) on investments	(1,470)	(13,677)	(1,035)	19,456	18,216	28,353	504	5,135

Reinvested capital gains	9,371	16,555	-	-	-	-	4,571	5,055

Net increase (decrease) in contract owners’ equity resulting from operations	$7,184	3,265	1,063	64,714	29,777	44,447	4,561	14,840

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FAM2	FAMG2	FAMGP	FAMGS	FAMP	FAMS	FB2	FBP
Reinvested dividends	$9,506	5,529	14,921	5,845	31,825	11,639	20,452	189,858
Mortality and expense risk charges (note 2)	(4,111)	(3,024)	(10,937)	(3,332)	(17,404)	(4,635)	(14,816)	(153,164)

Net investment income (loss)	5,395	2,505	3,984	2,513	14,421	7,004	5,636	36,694

Realized gain (loss) on investments	6,487	2,294	17,748	7,747	4,162	6,718	32,135	119,687
Change in unrealized gain (loss) on investments	21,961	33,475	74,555	31,867	82,824	26,029	66,377	669,511

Net gain (loss) on investments	28,448	35,769	92,303	39,614	86,986	32,747	98,512	789,198

Reinvested capital gains	19,308	10,300	25,570	11,482	55,107	21,808	72,645	555,016

Net increase (decrease) in contract owners’ equity resulting from operations	$53,151	48,574	121,857	53,609	156,514	61,559	176,793	1,380,908

Investment Activity*:	FBS	FDCA2	FDCAS	FEI2	FEIP	FEIS	FG2	FGI2
Reinvested dividends	$29,784	6,664	3,123	110,196	117,972	88,536	4,155	41,127
Mortality and expense risk charges (note 2)	(18,117)	(17,385)	(5,077)	(77,184)	(92,177)	(54,225)	(92,363)	(38,098)

Net investment income (loss)	11,667	(10,721)	(1,954)	33,012	25,795	34,311	(88,208)	3,029

Realized gain (loss) on investments	53,338	8,305	32,285	108,160	85,943	112,614	208,372	245,505
Change in unrealized gain (loss) on investments	78,541	(38,197)	(37,250)	568,851	586,295	447,542	(229,766)	87,668

Net gain (loss) on investments	131,879	(29,892)	(4,965)	677,011	672,238	560,156	(21,394)	333,173

Reinvested capital gains	98,682	293,827	105,298	392,945	366,392	293,394	1,133,004	304,234

Net increase (decrease) in contract owners’ equity resulting from operations	$242,228	253,214	98,379	1,102,968	1,064,425	887,861	1,023,402	640,436

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FGIS	FGP	FGS	FHI2	FHIP	FHIS	FIGBP	FIP
Reinvested dividends	$929	43,460	27,871	62,901	199,896	99,876	159,265	334,194
Mortality and expense risk charges (note 2)	-	(216,431)	(132,468)	(11,020)	(43,989)	(15,651)	(49,039)	(347,983)

Net investment income (loss)	929	(172,971)	(104,597)	51,881	155,907	84,225	110,226	(13,789)

Realized gain (loss) on investments	13,496	424,242	166,382	(245)	(6,344)	4,141	(11,405)	3,354,076
Change in unrealized gain (loss) on investments	(7,967)	(207,222)	(82,424)	31,904	116,952	54,042	154,199	1,069,972

Net gain (loss) on investments	5,529	217,020	83,958	31,659	110,608	58,183	142,794	4,424,048

Reinvested capital gains	5,970	1,939,221	1,778,429	-	-	-	-	153,536

Net increase (decrease) in contract owners’ equity resulting from operations	$12,428	1,983,270	1,757,790	83,540	266,515	142,408	253,020	4,563,795

Investment Activity*:	FMCP	FMMP	FO2	FOP	FOS	FV2	FVS	FVSS
Reinvested dividends	$6,867	280,432	24,196	71,054	22,698	3,697	2,036	1,845
Mortality and expense risk charges (note 2)	(22,413)	(88,697)	(18,524)	(63,360)	(14,302)	(3,332)	(1,618)	(1,902)

Net investment income (loss)	(15,546)	191,735	5,672	7,694	8,396	365	418	(57)

Realized gain (loss) on investments	39,810	-	38,032	103,104	11,559	540	2,133	997
Change in unrealized gain (loss) on investments	(49,110)	-	101,133	260,867	97,480	2,899	664	4,425

Net gain (loss) on investments	(9,300)	-	139,165	363,971	109,039	3,439	2,797	5,422

Reinvested capital gains	189,758	-	157,555	395,929	132,126	23,829	13,027	8,062

Net increase (decrease) in contract owners’ equity resulting from operations	$164,912	191,735	302,392	767,594	249,561	27,633	16,242	13,427

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FVSS2	FTVFA2	TIF	ACC2	ACEG2	AVCE2	AVGI	AVIE2
Reinvested dividends	$7,194	6,845	1,374	29,488	-	1,256	925	305
Mortality and expense risk charges (note 2)	(9,974)	(2,868)	(590)	(20,709)	(167)	(3,799)	(1,628)	(312)

Net investment income (loss)	(2,780)	3,977	784	8,779	(167)	(2,543)	(703)	(7)

Realized gain (loss) on investments	(3,067)	6,375	1,995	23,327	(753)	2,630	3,396	146
Change in unrealized gain (loss) on investments	28,192	3,337	6,996	(18,007)	815	18,500	8,430	1,847

Net gain (loss) on investments	25,125	9,712	8,991	5,320	62	21,130	11,826	1,993

Reinvested capital gains	36,376	14,449	3,455	218,529	1,563	22,985	10,644	1,667

Net increase (decrease) in contract owners’ equity resulting from operations	$58,721	28,138	13,230	232,628	1,458	41,572	21,767	3,653

Investment Activity*:	AVMCCI	OVAG	OVAG2	OVGS	OVGSS	OVSB	OVSBS	OVSC
Reinvested dividends	$336	-	-	-	-	3,439	68,639	1,935
Mortality and expense risk charges (note 2)	(1,281)	(217)	(970)	(1,788)	(15,637)	(636)	(14,282)	(4,586)

Net investment income (loss)	(945)	(217)	(970)	(1,788)	(15,637)	2,803	54,357	(2,651)

Realized gain (loss) on investments	(52)	409	(7,939)	(5,240)	(33,878)	488	17,975	16,486
Change in unrealized gain (loss) on investments	(16)	(1,093)	2,637	(7,723)	(78,303)	3,338	67,918	(20,447)

Net gain (loss) on investments	(68)	(684)	(5,302)	(12,963)	(112,181)	3,826	85,893	(3,961)

Reinvested capital gains	9,921	1,732	9,005	36,278	303,770	-	-	43,432

Net increase (decrease) in contract owners’ equity resulting from operations	$8,908	831	2,733	21,527	175,952	6,629	140,250	36,820

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	OVSCS	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC	GBF	GEM2
Reinvested dividends	$883	234	-	-	23,437	5,315	86,738	1,054
Mortality and expense risk charges (note 2)	(3,960)	(14,168)	(17,329)	(6,081)	(16,581)	(4,160)	(24,299)	(5,645)

Net investment income (loss)	(3,077)	(13,934)	(17,329)	(6,081)	6,856	1,155	62,439	(4,591)

Realized gain (loss) on investments	2,749	(36,199)	(11,490)	(70,709)	(58,476)	5,578	(22,595)	5,656
Change in unrealized gain (loss) on investments	(11,341)	(44,155)	(233,276)	135,958	55,726	76,860	91,008	161,801

Net gain (loss) on investments	(8,592)	(80,354)	(244,766)	65,249	(2,750)	82,438	68,413	167,457

Reinvested capital gains	39,257	203,088	293,345	-	129,493	22,733	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$27,588	108,800	31,250	59,168	133,599	106,326	130,852	162,866

Investment Activity*:	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1
Reinvested dividends	$-	-	-	-	-	-	-	42,663
Mortality and expense risk charges (note 2)	(26,077)	(3,813)	(9,834)	(8,875)	(45,671)	(103,780)	(32,408)	(55,543)

Net investment income (loss)	(26,077)	(3,813)	(9,834)	(8,875)	(45,671)	(103,780)	(32,408)	(12,880)

Realized gain (loss) on investments	41,030	386	7,559	40,938	(15,751)	(322,323)	(38,867)	166,305
Change in unrealized gain (loss) on investments	178,542	21,490	150,560	27,934	699,506	1,737,359	347,459	427,756

Net gain (loss) on investments	219,572	21,876	158,119	68,872	683,755	1,415,036	308,592	594,061

Reinvested capital gains	144,062	-	27,939	63,637	66,543	88,108	-	6,113

Net increase (decrease) in contract owners’ equity resulting from operations	$337,557	18,063	176,224	123,634	704,627	1,399,364	276,184	587,294

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	GVEX2	GVIDA	GVIDC	GVIDM	HIBF	MCIF	MCIF2	NFDIW1
Reinvested dividends	$63,870	-	-	-	495	3,785	183,842	98
Mortality and expense risk charges (note 2)	(93,375)	(35,752)	(27,313)	(159,878)	(101)	(3,327)	(185,702)	(278)

Net investment income (loss)	(29,505)	(35,752)	(27,313)	(159,878)	394	458	(1,860)	(180)

Realized gain (loss) on investments	(1,189,130)	(13,123)	(9,161)	(652,802)	44	(26,549)	(895,904)	172
Change in unrealized gain (loss) on investments	2,600,941	478,344	201,734	2,481,300	(30)	24,186	644,128	3,337

Net gain (loss) on investments	1,411,811	465,221	192,573	1,828,498	14	(2,363)	(251,776)	3,509

Reinvested capital gains	15,110	46,191	-	-	-	20,331	1,248,602	308

Net increase (decrease) in contract owners’ equity resulting from operations	$1,397,416	475,660	165,260	1,668,620	408	18,426	994,966	3,637

Investment Activity*:	NFDIW2	NNASD2	NVAMV2	NVAMVZ	NVCBD1	NVCBD2	NVCCA2	NVCCN2
Reinvested dividends	$1,097	249	269	43,389	336	22,321	-	-
Mortality and expense risk charges (note 2)	(2,240)	(565)	(369)	(25,173)	(128)	(8,291)	(9,100)	(761)

Net investment income (loss)	(1,143)	(316)	(100)	18,216	208	14,030	(9,100)	(761)

Realized gain (loss) on investments	112	(45)	(39)	152,078	(5)	(2,879)	13,869	10,467
Change in unrealized gain (loss) on investments	28,008	2,721	1,736	36,664	360	26,420	76,551	(4,293)

Net gain (loss) on investments	28,120	2,676	1,697	188,742	355	23,541	90,420	6,174

Reinvested capital gains	2,471	278	3,958	188,799	-	-	20,796	-

Net increase (decrease) in contract owners’ equity resulting from operations	$29,448	2,638	5,555	395,757	563	37,571	102,116	5,413

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVIE6
Reinvested dividends	$-	-	-	-	-	-	-	668
Mortality and expense risk charges (note 2)	(598)	(3,853)	(19,081)	(2,129)	(6,374)	(5,675)	(74)	(793)

Net investment income (loss)	(598)	(3,853)	(19,081)	(2,129)	(6,374)	(5,675)	(74)	(125)

Realized gain (loss) on investments	439	5,613	2,673	10,646	4,604	447	(19)	2,350
Change in unrealized gain (loss) on investments	6,971	20,934	169,653	26,987	54,901	62,621	868	19,713

Net gain (loss) on investments	7,410	26,547	172,326	37,633	59,505	63,068	849	22,063

Reinvested capital gains	976	3,612	35,338	1,403	11,576	-	97	2,891

Net increase (decrease) in contract owners’ equity resulting from operations	$7,788	26,306	188,583	36,907	64,707	57,393	872	24,829

Investment Activity*:	NVMIVX	NVMIVZ	NVMLG2	NVMMG2	NVMMV2	NVNMO2	NVNSR1	NVNSR2
Reinvested dividends	$641	6,098	24,689	-	1,769	382	-	231
Mortality and expense risk charges (note 2)	(341)	(3,426)	(9,120)	(1,372)	(1,982)	(890)	(24)	(226)

Net investment income (loss)	300	2,672	15,569	(1,372)	(213)	(508)	(24)	5

Realized gain (loss) on investments	9,795	18,556	15,301	66	(2,334)	(2,798)	186	(25)
Change in unrealized gain (loss) on investments	(2,330)	77,356	(44,173)	5,559	(11,138)	1,043	1,169	(626)

Net gain (loss) on investments	7,465	95,912	(28,872)	5,625	(13,472)	(1,755)	1,355	(651)

Reinvested capital gains	-	-	89,766	1,680	15,923	11,268	-	876

Net increase (decrease) in contract owners’ equity resulting from operations	$7,765	98,584	76,463	5,933	2,238	9,005	1,331	230

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVOLG1	NVOLG2	NVRE2	NVSTB2	NVTIV3	SAM	SCF	SCF2
Reinvested dividends	$465,588	292,603	7,269	1,941	53	366,677	3,876	6,269
Mortality and expense risk charges (note 2)	(697,124)	(462,910)	(4,950)	(528)	(26)	(102,098)	(3,719)	(8,093)

Net investment income (loss)	(231,536)	(170,307)	2,319	1,413	27	264,579	157	(1,824)

Realized gain (loss) on investments	2,686,802	2,652,499	(2,770)	23	55	-	(568)	(52,615)
Change in unrealized gain (loss) on investments	4,943,087	4,007,536	(8,767)	560	743	-	7,124	29,682

Net gain (loss) on investments	7,629,889	6,660,035	(11,537)	583	798	-	6,556	(22,933)

Reinvested capital gains	-	-	5,872	-	-	8	28,017	59,154

Net increase (decrease) in contract owners’ equity resulting from operations	$7,398,353	6,489,728	(3,346)	1,996	825	264,587	34,730	34,397

Investment Activity*:	SCGF2	SCVF	SCVF2	TRF2	AMSRS	WRASP	PMVEBD	PMVFAD
Reinvested dividends	$-	682	8,104	178	-	2,338	224	756
Mortality and expense risk charges (note 2)	(3,915)	(556)	(8,480)	(305)	(1,506)	(2,306)	(29)	(217)

Net investment income (loss)	(3,915)	126	(376)	(127)	(1,506)	32	195	539

Realized gain (loss) on investments	14,389	(325)	(5,977)	(44)	12,690	1,049	(69)	(3,033)
Change in unrealized gain (loss) on investments	4,173	(2,915)	(41,121)	1,834	(3,755)	18,529	307	4,501

Net gain (loss) on investments	18,562	(3,240)	(47,098)	1,790	8,935	19,578	238	1,468

Reinvested capital gains	24,992	3,796	54,286	2,084	8,514	13,427	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$39,639	682	6,812	3,747	15,943	33,037	433	2,007

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$		$		$		$		$		$		$
Investment Activity*:	PMVLAD		PVEIB		PVGOB		PVTIGB		PVTSCB		VWHA		VWHAS
Reinvested dividends		$26,760		2,096		-		4		68		13		2,326
Mortality and expense risk charges (note 2)		(7,049)		(2,206)		(4,177)		(470)		(96)		(4)		(997)

Net investment income (loss)		19,711		(110)		(4,177)		(466)		(28)		9		1,329

Realized gain (loss) on investments		(8,047)		5,271		157,587		271		(35)		59		6,413
Change in unrealized gain (loss) on investments		18,211		21,222		(142,328)		10,070		(432)		91		19,291

Net gain (loss) on investments		10,164		26,493		15,259		10,341		(467)		150		25,704

Reinvested capital gains		-		10,027		39,942		2,429		936		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		$29,875		36,410		51,024		12,304		441		159		27,033

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVGIB				ALVIVB				ALVPGB				ALVSVB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(3,536)		1,927		2,063		1,826		(16,283)		(19,415)		(9,748)		(10,438)

Realized gain (loss) on investments		5,634		11,984		13,990		391		238,467		103,928		(25,931)		330

Change in unrealized gain (loss) on investments		(1,142)		99,918		46,624		3,495		(194,848)		175,388		(137,362)		69,468

Reinvested capital gains		123,175		55,812		-		-		148,026		72,142		191,271		90,588

Net increase (decrease) in contract owners’ equity resulting from operations		124,131		169,641		62,677		5,712		175,362		332,043		18,230		149,948

Equity transactions:

Purchase payments received from contract owners (note 4)		8,674		8,853		-		58		4,175		87,474		1,384		1,667

Transfers between subaccounts, net		(5,239)		(1,309)		5,616		-		49,334		(126,321)		25,020		(68,505)

Redemptions (notes 2, 3, and 4)		(207,997)		(105,810)		(19,559)		(4,836)		(632,505)		(118,562)		(222,990)		(175,351)

Adjustments to maintain reserves		175		(77)		90		(36)		109		(49)		226		(95)

Net equity transactions		(204,387)		(98,343)		(13,853)		(4,814)		(578,887)		(157,458)		(196,360)		(242,284)

Net change in contract owners’ equity		(80,256)		71,298		48,824		898		(403,525)		174,585		(178,130)		(92,336)

Contract owners’ equity at beginning of period		1,572,834		1,501,536		158,390		157,492		1,676,500		1,501,915		1,815,372		1,907,708

Contract owners’ equity at end of period		$1,492,578		1,572,834		207,214		158,390		1,272,975		1,676,500		1,637,242		1,815,372

CHANGE IN UNITS:

Beginning units		36,745		39,169		7,915		8,149		24,889		27,623		32,791		37,208

Units purchased		1,157		222		1,903		3		6,182		1,630		2,204		147

Units redeemed		(5,970)		(2,646)		(2,471)		(237)		(14,615)		(4,364)		(5,974)		(4,564)

Ending units		31,932		36,745		7,347		7,915		16,456		24,889		29,021		32,791

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WFVSCG				MLVGA3				DSIF				DSRG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(265)		(357)		39,544		1,486		(1,093)		536		(1,136)		(726)

Realized gain (loss) on investments		(406)		(2,255)		15,041		26,607		276,533		60,664		3,153		1,479

Change in unrealized gain (loss) on investments		1,182		8,841		32,487		(14,607)		(221,312)		42,219		5,371		23,750

Reinvested capital gains		1,635		-		134,218		95,498		36,826		45,624		11,053		773

Net increase (decrease) in contract owners’ equity resulting from operations		2,146		6,229		221,290		108,984		90,954		149,043		18,441		25,276

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		3		1,272		1,340		82		-

Transfers between subaccounts, net		632		51		52,789		1,559		(717,626)		5,057		-		(1,401)

Redemptions (notes 2, 3, and 4)		(1,570)		(14,901)		(67,967)		(310,856)		(69,579)		(129,803)		(6,525)		(376)

Adjustments to maintain reserves		21		(10)		(18)		(29)		(138)		(3)		(167)		11

Net equity transactions		(917)		(14,860)		(15,196)		(309,323)		(786,071)		(123,409)		(6,610)		(1,766)

Net change in contract owners’ equity		1,229		(8,631)		206,094		(200,339)		(695,117)		25,634		11,831		23,510

Contract owners’ equity at beginning of period		28,213		36,844		1,185,133		1,385,472		695,117		669,483		132,111		108,601

Contract owners’ equity at end of period		$29,442		28,213		1,391,227		1,185,133		-		695,117		143,942		132,111

CHANGE IN UNITS:

Beginning units		564		865		51,359		64,421		10,721		12,741		2,513		2,552

Units purchased		13		56		3,694		69		32		141		-		-

Units redeemed		(32)		(357)		(4,104)		(13,131)		(10,753)		(2,161)		(125)		(39)

Ending units		545		564		50,949		51,359		-		10,721		2,388		2,513

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DVMCSS				DVSCS				ETVFR				FHIBS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(717)		(581)		387		204		2,098		1,860		45,258		45,135

Realized gain (loss) on investments		11,272		398		(733)		4,753		(328)		(139)		(39,945)		(20,559)

Change in unrealized gain (loss) on investments		(12,742)		12,350		(12,944)		4,789		(707)		10		59,401		22,810

Reinvested capital gains		9,371		1,909		16,555		5,068		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		7,184		14,076		3,265		14,814		1,063		1,731		64,714		47,386

Equity transactions:

Purchase payments received from contract owners (note 4)		3,856		3,940		-		1		-		-		8,196		3,361

Transfers between subaccounts, net		(33,712)		(1,811)		176		(3,035)		16,141		571		(94,518)		(24,488)

Redemptions (notes 2, 3, and 4)		(3,654)		(3,027)		(87,476)		(52,357)		(5,579)		(4,045)		(183,740)		(101,202)

Adjustments to maintain reserves		23		(9)		120		(22)		17		(7)		(3,412)		1,498

Net equity transactions		(33,487)		(907)		(87,180)		(55,413)		10,579		(3,481)		(273,474)		(120,831)

Net change in contract owners’ equity		(26,303)		13,169		(83,915)		(40,599)		11,642		(1,750)		(208,760)		(73,445)

Contract owners’ equity at beginning of period		142,052		128,883		192,086		232,685		26,226		27,976		1,016,309		1,089,754

Contract owners’ equity at end of period		$115,749		142,052		108,171		192,086		37,868		26,226		807,549		1,016,309

CHANGE IN UNITS:

Beginning units		7,177		7,242		3,499		4,525		1,987		2,260		32,545		36,442

Units purchased		222		201		40		16		1,212		43		3,988		350

Units redeemed		(2,007)		(266)		(1,650)		(1,042)		(417)		(316)		(12,767)		(4,247)

Ending units		5,392		7,177		1,889		3,499		2,782		1,987		23,766		32,545

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FQB				FQBS				FVK2				FVU2S
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$11,561		10,335		16,094		15,512		(514)		(109)		4,650		2,850

Realized gain (loss) on investments		(6,144)		(6,077)		(9,059)		(13,612)		136		1,977		(1,885)		(3,543)

Change in unrealized gain (loss) on investments		24,360		10,830		37,412		19,900		368		3,551		7,020		39,676

Reinvested capital gains		-		-		-		-		4,571		1,382		5,055		-

Net increase (decrease) in contract owners’ equity resulting from operations		29,777		15,088		44,447		21,800		4,561		6,801		14,840		38,983

Equity transactions:

Purchase payments received from contract owners (note 4)		9,095		748		10,004		1,056		-		-		2,026		2,112

Transfers between subaccounts, net		(5,192)		25,691		(44,653)		25,153		-		-		(13,629)		(3,961)

Redemptions (notes 2, 3, and 4)		(131,234)		(65,830)		(106,774)		(114,018)		(232)		(10,002)		(15,054)		(30,865)

Adjustments to maintain reserves		45		(9)		(3,397)		1,048		15		(7)		93		(41)

Net equity transactions		(127,286)		(39,400)		(144,820)		(86,761)		(217)		(10,009)		(26,564)		(32,755)

Net change in contract owners’ equity		(97,509)		(24,312)		(100,373)		(64,961)		4,344		(3,208)		(11,724)		6,228

Contract owners’ equity at beginning of period		520,193		544,505		849,076		914,037		44,218		47,426		299,594		293,366

Contract owners’ equity at end of period		$422,684		520,193		748,703		849,076		48,562		44,218		287,870		299,594

CHANGE IN UNITS:

Beginning units		29,071		31,275		49,169		54,293		1,191		1,478		22,933		25,645

Units purchased		706		1,517		4,363		1,950		-		-		196		175

Units redeemed		(7,469)		(3,721)		(12,943)		(7,074)		(5)		(287)		(2,279)		(2,887)

Ending units		22,308		29,071		40,589		49,169		1,186		1,191		20,850		22,933

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FAM2				FAMG2				FAMGP				FAMGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$5,395		5,166		2,505		2,111		3,984		3,230		2,513		2,236

Realized gain (loss) on investments		6,487		8,281		2,294		3,694		17,748		5,560		7,747		5,002

Change in unrealized gain (loss) on investments		21,961		13,497		33,475		18,071		74,555		56,993		31,867		21,452

Reinvested capital gains		19,308		2,997		10,300		3,747		25,570		10,151		11,482		4,300

Net increase (decrease) in contract owners’ equity resulting from operations		53,151		29,941		48,574		27,623		121,857		75,934		53,609		32,990

Equity transactions:

Purchase payments received from contract owners (note 4)		2,218		-		2,219		17		1,715		1,759		300		318

Transfers between subaccounts, net		-		(550)		-		(8,110)		28,811		10,192		(17,565)		(24,958)

Redemptions (notes 2, 3, and 4)		(40,817)		(107,996)		(13,447)		(34,287)		(159,782)		(55,683)		(29,936)		(27,460)

Adjustments to maintain reserves		49		(20)		42		(16)		90		(39)		40		(25)

Net equity transactions		(38,550)		(108,566)		(11,186)		(42,396)		(129,166)		(43,771)		(47,161)		(52,125)

Net change in contract owners’ equity		14,601		(78,625)		37,388		(14,773)		(7,309)		32,163		6,448		(19,135)

Contract owners’ equity at beginning of period		397,131		475,756		293,091		307,864		870,700		838,537		337,970		357,105

Contract owners’ equity at end of period		$411,732		397,131		330,479		293,091		863,391		870,700		344,418		337,970

CHANGE IN UNITS:

Beginning units		16,475		21,157		12,198		14,033		24,086		25,349		10,696		12,373

Units purchased		197		-		101		-		818		333		11		13

Units redeemed		(1,617)		(4,682)		(516)		(1,835)		(4,429)		(1,596)		(1,383)		(1,690)

Ending units		15,055		16,475		11,783		12,198		20,475		24,086		9,324		10,696

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FAMP				FAMS				FB2				FBP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$14,421		11,897		7,004		6,653		5,636		7,940		36,694		41,873

Realized gain (loss) on investments		4,162		4,033		6,718		6,909		32,135		8,936		119,687		142,534

Change in unrealized gain (loss) on investments		82,824		56,217		26,029		24,717		66,377		120,298		669,511		959,128

Reinvested capital gains		55,107		7,560		21,808		3,571		72,645		42,961		555,016		356,755

Net increase (decrease) in contract owners’ equity resulting from operations		156,514		79,707		61,559		41,850		176,793		180,135		1,380,908		1,500,290

Equity transactions:

Purchase payments received from contract owners (note 4)		-		125		-		-		740		16,201		90,149		1,819

Transfers between subaccounts, net		20,065		(8,472)		-		-		(9)		12,140		(4,990)		(324,382)

Redemptions (notes 2, 3, and 4)		(30,723)		(63,822)		(99,737)		(76,786)		(221,266)		(62,897)		(1,073,029)		(1,083,443)

Adjustments to maintain reserves		57		(24)		(21)		(15)		91		(38)		1,431		(958)

Net equity transactions		(10,601)		(72,193)		(99,758)		(76,801)		(220,444)		(34,594)		(986,439)		(1,406,964)

Net change in contract owners’ equity		145,913		7,514		(38,199)		(34,951)		(43,651)		145,541		394,469		93,326

Contract owners’ equity at beginning of period		1,174,927		1,167,413		523,780		558,731		1,391,468		1,245,927		11,109,424		11,016,098

Contract owners’ equity at end of period		$1,320,840		1,174,927		485,581		523,780		1,347,817		1,391,468		11,503,893		11,109,424

CHANGE IN UNITS:

Beginning units		35,126		37,309		17,072		19,522		35,234		36,111		167,997		189,941

Units purchased		533		24		-		-		21		747		1,436		297

Units redeemed		(836)		(2,207)		(3,167)		(2,450)		(5,486)		(1,624)		(15,855)		(22,241)

Ending units		34,823		35,126		13,905		17,072		29,769		35,234		153,578		167,997

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FBS				FDCA2				FDCAS				FEI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$11,667		15,429		(10,721)		(15,451)		(1,954)		(3,873)		33,012		30,432

Realized gain (loss) on investments		53,338		30,042		8,305		20,324		32,285		5,172		108,160		69,834

Change in unrealized gain (loss) on investments		78,541		174,530		(38,197)		233,233		(37,250)		87,820		568,851		419,674

Reinvested capital gains		98,682		69,239		293,827		62,412		105,298		22,243		392,945		427,816

Net increase (decrease) in contract owners’ equity resulting from operations		242,228		289,240		253,214		300,518		98,379		111,362		1,102,968		947,756

Equity transactions:

Purchase payments received from contract owners (note 4)		-		5		2,117		2,018		-		1		132,188		157,312

Transfers between subaccounts, net		(101,761)		(15,445)		(257)		(640)		(10)		(16)		(133,124)		(201,711)

Redemptions (notes 2, 3, and 4)		(332,356)		(302,632)		(40,131)		(95,410)		(106,828)		(15,459)		(1,105,754)		(945,347)

Adjustments to maintain reserves		105		(45)		116		(56)		49,059		(10,318)		290		(144)

Net equity transactions		(434,012)		(318,117)		(38,155)		(94,088)		(57,779)		(25,792)		(1,106,400)		(989,890)

Net change in contract owners’ equity		(191,784)		(28,877)		215,059		206,430		40,600		85,570		(3,432)		(42,134)

Contract owners’ equity at beginning of period		2,060,754		2,089,631		1,501,383		1,294,953		508,400		422,830		7,050,677		7,092,811

Contract owners’ equity at end of period		$1,868,970		2,060,754		1,716,442		1,501,383		549,000		508,400		7,047,245		7,050,677

CHANGE IN UNITS:

Beginning units		42,382		49,265		32,329		34,496		10,155		10,486		177,825		203,486

Units purchased		1		1		43		46		-		-		4,465		5,034

Units redeemed		(8,667)		(6,884)		(828)		(2,213)		(833)		(331)		(31,010)		(30,695)

Ending units		33,716		42,382		31,544		32,329		9,322		10,155		151,280		177,825

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FEIP				FEIS				FG2				FGI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$25,795		22,207		34,311		35,309		(88,208)		(98,176)		3,029		5,235

Realized gain (loss) on investments		85,943		56,769		112,614		32,085		208,372		301,362		245,505		56,889

Change in unrealized gain (loss) on investments		586,295		404,792		447,542		331,489		(229,766)		34,724		87,668		354,846

Reinvested capital gains		366,392		381,922		293,394		312,437		1,133,004		2,032,994		304,234		241,760

Net increase (decrease) in contract owners’ equity resulting from operations		1,064,425		865,690		887,861		711,320		1,023,402		2,270,904		640,436		658,730

Equity transactions:

Purchase payments received from contract owners (note 4)		37,556		5,994		97,032		1,550		22,304		36,408		9,641		4,307

Transfers between subaccounts, net		10,208		(286,341)		(71,313)		(58,700)		(499,665)		(106,182)		(47,028)		(52,050)

Redemptions (notes 2, 3, and 4)		(776,153)		(346,618)		(901,929)		(685,560)		(1,219,576)		(1,170,018)		(964,168)		(278,854)

Adjustments to maintain reserves		5,018		(5,221)		240		(94)		280		(157)		186		(96)

Net equity transactions		(723,371)		(632,186)		(875,970)		(742,804)		(1,696,657)		(1,239,949)		(1,001,369)		(326,693)

Net change in contract owners’ equity		341,054		233,504		11,891		(31,484)		(673,255)		1,030,955		(360,933)		332,037

Contract owners’ equity at beginning of period		6,637,200		6,403,696		5,365,287		5,396,771		9,384,139		8,353,184		3,636,149		3,304,112

Contract owners’ equity at end of period		$6,978,254		6,637,200		5,377,178		5,365,287		8,710,884		9,384,139		3,275,216		3,636,149

CHANGE IN UNITS:

Beginning units		121,310		132,989		116,269		134,736		195,628		224,442		84,653		92,887

Units purchased		2,252		1,317		1,993		59		1,082		1,206		4,686		250

Units redeemed		(15,156)		(12,996)		(19,685)		(18,526)		(36,732)		(30,020)		(26,738)		(8,484)

Ending units		108,406		121,310		98,577		116,269		159,978		195,628		62,601		84,653

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FGIP				FGIS				FGP				FGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		929		743		(172,971)		(216,005)		(104,597)		(130,564)

Realized gain (loss) on investments		-		-		13,496		-		424,242		468,311		166,382		359,650

Change in unrealized gain (loss) on investments		-		(6)		(7,967)		5,828		(207,222)		205,786		(82,424)		171,417

Reinvested capital gains		-		-		5,970		3,594		1,939,221		3,313,871		1,778,429		2,867,808

Net increase (decrease) in contract owners’ equity resulting from operations		-		(6)		12,428		10,165		1,983,270		3,771,963		1,757,790		3,268,311

Equity transactions:

Purchase payments received from contract owners (note 4)		-		76		-		-		7,549		7,805		2,153		38

Transfers between subaccounts, net		-		-		-		-		(299,852)		(494,219)		(86,151)		(255,172)

Redemptions (notes 2, 3, and 4)		(58)		(73)		(62,161)		-		(1,711,578)		(1,213,518)		(854,749)		(1,180,841)

Adjustments to maintain reserves		58		3		49,733		(10,165)		159		(102)		97		(103)

Net equity transactions		-		6		(12,428)		(10,165)		(2,003,722)		(1,700,034)		(938,650)		(1,436,078)

Net change in contract owners’ equity		-		-		-		-		(20,452)		2,071,929		819,140		1,832,233

Contract owners’ equity at beginning of period		-		-		-		-		15,709,209		13,637,280		13,523,302		11,691,069

Contract owners’ equity at end of period		$-		-		-		-		15,688,757		15,709,209		14,342,442		13,523,302

CHANGE IN UNITS:

Beginning units		-		-		-		-		150,849		168,282		142,845		159,379

Units purchased		-		-		-		-		2,769		1,123		31		56

Units redeemed		-		-		-		-		(20,737)		(18,556)		(9,564)		(16,590)

Ending units		-		-		-		-		132,881		150,849		133,312		142,845

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FHI2				FHIP				FHIS				FIGBP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$51,881		47,868		155,907		158,612		84,225		74,696		110,226		96,718

Realized gain (loss) on investments		(245)		(16,715)		(6,344)		(3,912)		4,141		(4,063)		(11,405)		(19,364)

Change in unrealized gain (loss) on investments		31,904		44,976		116,952		108,291		54,042		53,904		154,199		(44,760)

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		83,540		76,129		266,515		262,991		142,408		124,537		253,020		32,594

Equity transactions:

Purchase payments received from contract owners (note 4)		1,680		1,847		8,765		2,416		14		1		555,472		3,130

Transfers between subaccounts, net		(10,327)		(320,144)		(130,932)		(94,059)		(14,205)		3,701		(82,313)		93,623

Redemptions (notes 2, 3, and 4)		(87,668)		(126,211)		(524,556)		(329,230)		(133,190)		(289,484)		(278,550)		(695,926)

Adjustments to maintain reserves		161		(73)		(2,413)		236		127		(57)		(3,409)		1,620

Net equity transactions		(96,154)		(444,581)		(649,136)		(420,637)		(147,254)		(285,839)		191,200		(597,553)

Net change in contract owners’ equity		(12,614)		(368,452)		(382,621)		(157,646)		(4,846)		(161,302)		444,220		(564,959)

Contract owners’ equity at beginning of period		981,191		1,349,643		3,546,324		3,703,970		1,597,316		1,758,618		4,117,479		4,682,438

Contract owners’ equity at end of period		$968,577		981,191		3,163,703		3,546,324		1,592,470		1,597,316		4,561,699		4,117,479

CHANGE IN UNITS:

Beginning units		48,553		71,552		154,857		173,704		77,739		92,686		181,392		207,828

Units purchased		503		1,156		1,293		2,322		27		220		32,497		11,174

Units redeemed		(5,108)		(24,155)		(29,783)		(21,169)		(6,832)		(15,167)		(24,856)		(37,610)

Ending units		43,948		48,553		126,367		154,857		70,934		77,739		189,033		181,392

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FIP				FMC2				FMCP				FMMP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(13,789)		25,097		-		(1,741)		(15,546)		(16,004)		191,735		203,146

Realized gain (loss) on investments		3,354,076		1,668,130		-		-		39,810		80,509		-		-

Change in unrealized gain (loss) on investments		1,069,972		4,102,768		-		(41)		(49,110)		(3,360)		-		-

Reinvested capital gains		153,536		16,987		-		-		189,758		237,921		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		4,563,795		5,812,982		-		(1,782)		164,912		299,066		191,735		203,146

Equity transactions:

Purchase payments received from contract owners (note 4)		1,186,699		9,624		-		1,193		586		545		1,414,036		2,076,763

Transfers between subaccounts, net		(1,900,888)		(238,605)		-		-		6,279		(27,123)		3,319,090		2,759,492

Redemptions (notes 2, 3, and 4)		(2,668,803)		(1,893,106)		-		-		(361,208)		(364,625)		(2,946,515)		(3,738,873)

Adjustments to maintain reserves		2,101		(413)		-		589		52		(26)		(6,390)		2,173

Net equity transactions		(3,380,891)		(2,122,500)		-		1,782		(354,291)		(391,229)		1,780,221		1,099,555

Net change in contract owners’ equity		1,182,904		3,690,482		-		-		(189,379)		(92,163)		1,971,956		1,302,701

Contract owners’ equity at beginning of period		29,390,774		25,700,292		-		-		1,857,848		1,950,011		6,179,189		4,876,488

Contract owners’ equity at end of period		$30,573,678		29,390,774		-		-		1,668,469		1,857,848		8,151,145		6,179,189

CHANGE IN UNITS:

Beginning units		399,603		430,817		-		-		14,444		17,579		476,629		387,191

Units purchased		12,983		233		-		-		52		113		379,707		404,355

Units redeemed		(53,338)		(31,447)		-		-		(2,736)		(3,248)		(245,021)		(314,917)

Ending units		359,248		399,603		-		-		11,760		14,444		611,315		476,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FO2				FOP				FOS				FV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$5,672		5,803		7,694		8,934		8,396		8,365		365		(69)

Realized gain (loss) on investments		38,032		23,366		103,104		64,667		11,559		21,357		540		3,947

Change in unrealized gain (loss) on investments		101,133		(41,431)		260,867		(104,754)		97,480		(38,903)		2,899		(5,500)

Reinvested capital gains		157,555		78,614		395,929		203,991		132,126		62,322		23,829		30,201

Net increase (decrease) in contract owners’ equity resulting from operations		302,392		66,352		767,594		172,838		249,561		53,141		27,633		28,579

Equity transactions:

Purchase payments received from contract owners (note 4)		2,156		2,945		19,533		1,639		248		253		-		1

Transfers between subaccounts, net		(22,995)		183		(102,516)		(19,931)		(7,822)		(8,989)		3,548		3,091

Redemptions (notes 2, 3, and 4)		(140,895)		(132,429)		(458,486)		(326,767)		(39,189)		(165,912)		(15,482)		(45,293)

Adjustments to maintain reserves		194		(86)		(1,284)		556		119		(53)		28		(14)

Net equity transactions		(161,540)		(129,387)		(542,753)		(344,503)		(46,644)		(174,701)		(11,906)		(42,215)

Net change in contract owners’ equity		140,852		(63,035)		224,841		(171,665)		202,917		(121,560)		15,727		(13,636)

Contract owners’ equity at beginning of period		1,644,657		1,707,692		4,320,042		4,491,707		1,314,204		1,435,764		291,921		305,557

Contract owners’ equity at end of period		$1,785,509		1,644,657		4,544,883		4,320,042		1,517,121		1,314,204		307,648		291,921

CHANGE IN UNITS:

Beginning units		88,552		95,536		139,853		150,554		47,687		55,527		6,785		7,854

Units purchased		1,333		2,079		595		750		9		10		80		76

Units redeemed		(8,947)		(9,063)		(16,830)		(11,451)		(1,476)		(7,850)		(349)		(1,145)

Ending units		80,938		88,552		123,618		139,853		46,220		47,687		6,516		6,785

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVS				FVSS				FVSS2				FTVFA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$418		163		(57)		(131)		(2,780)		(3,434)		3,977		3,575

Realized gain (loss) on investments		2,133		5,147		997		2,312		(3,067)		7,435		6,375		3,388

Change in unrealized gain (loss) on investments		664		(5,867)		4,425		(14,860)		28,192		(60,198)		3,337		24,618

Reinvested capital gains		13,027		17,295		8,062		28,841		36,376		130,425		14,449		-

Net increase (decrease) in contract owners’ equity resulting from operations		16,242		16,738		13,427		16,162		58,721		74,228		28,138		31,581

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		4,817		5,232		-		-

Transfers between subaccounts, net		17		8		(13,759)		(7,035)		5,678		(16,976)		-		-

Redemptions (notes 2, 3, and 4)		(16,311)		(41,934)		(12,343)		(9,665)		(61,736)		(70,585)		(202,895)		(82,457)

Adjustments to maintain reserves		15		(8)		156		(12)		82		(46)		40		(19)

Net equity transactions		(16,279)		(41,934)		(25,946)		(16,712)		(51,159)		(82,375)		(202,855)		(82,476)

Net change in contract owners’ equity		(37)		(25,196)		(12,519)		(550)		7,562		(8,147)		(174,717)		(50,895)

Contract owners’ equity at beginning of period		167,514		192,710		203,269		203,819		933,133		941,280		336,409		387,304

Contract owners’ equity at end of period		$167,477		167,514		190,750		203,269		940,695		933,133		161,692		336,409

CHANGE IN UNITS:

Beginning units		3,593		4,552		3,609		3,918		18,671		20,409		17,442		21,870

Units purchased		1		-		26		9		291		212		-		2,849

Units redeemed		(333)		(959)		(474)		(318)		(1,311)		(1,950)		(9,941)		(7,277)

Ending units		3,261		3,593		3,161		3,609		17,651		18,671		7,501		17,442

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TIF				ACC2				ACEG2				AVCE2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$784		772		8,779		8,107		(167)		(568)		(2,543)		(2,101)

Realized gain (loss) on investments		1,995		1,176		23,327		(1,164)		(753)		(1,526)		2,630		(433)

Change in unrealized gain (loss) on investments		6,996		(3,076)		(18,007)		116,225		815		6,726		18,500		38,727

Reinvested capital gains		3,455		-		218,529		154,265		1,563		-		22,985		25,416

Net increase (decrease) in contract owners’ equity resulting from operations		13,230		(1,128)		232,628		277,433		1,458		4,632		41,572		61,609

Equity transactions:

Purchase payments received from contract owners (note 4)		-		1		718		18,931		124		-		628		654

Transfers between subaccounts, net		-		(6,671)		(2,159,793)		(13,695)		-		-		(25,663)		-

Redemptions (notes 2, 3, and 4)		(8,166)		(2,108)		(286,936)		(202,528)		(3,835)		(3,481)		(13,840)		(8,188)

Adjustments to maintain reserves		89		(12)		224		(116)		2,534		(921)		57		(31)

Net equity transactions		(8,077)		(8,790)		(2,445,787)		(197,408)		(1,177)		(4,402)		(38,818)		(7,565)

Net change in contract owners’ equity		5,153		(9,918)		(2,213,159)		80,025		281		230		2,754		54,044

Contract owners’ equity at beginning of period		48,146		58,064		2,213,159		2,133,134		16,892		16,662		318,949		264,905

Contract owners’ equity at end of period		$53,299		48,146		-		2,213,159		17,173		16,892		321,703		318,949

CHANGE IN UNITS:

Beginning units		2,390		2,828		48,979		53,631		-		-		9,243		9,497

Units purchased		-		-		755		456		-		-		17		20

Units redeemed		(322)		(438)		(49,734)		(5,108)		-		-		(1,075)		(274)

Ending units		2,068		2,390		-		48,979		-		-		8,185		9,243

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AVGI				AVIE2				AVMCCI				OVAG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(703)		(521)		(7)		(6)		(945)		(890)		(217)		(206)

Realized gain (loss) on investments		3,396		17		146		593		(52)		(613)		409		(3)

Change in unrealized gain (loss) on investments		8,430		19,020		1,847		(233)		(16)		14,976		(1,093)		3,993

Reinvested capital gains		10,644		12,253		1,667		152		9,921		2,707		1,732		-

Net increase (decrease) in contract owners’ equity resulting from operations		21,767		30,769		3,653		506		8,908		16,180		831		3,784

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		5		-		17		-		-

Transfers between subaccounts, net		-		-		-		-		(16,471)		(1,476)		(7,284)		-

Redemptions (notes 2, 3, and 4)		(27,551)		(4,217)		(3,480)		(22,759)		(18,781)		(2,849)		(118)		(113)

Adjustments to maintain reserves		14		(7)		41		(17)		(20)		(7)		3		-

Net equity transactions		(27,537)		(4,224)		(3,439)		(22,771)		(35,272)		(4,315)		(7,399)		(113)

Net change in contract owners’ equity		(5,770)		26,545		214		(22,265)		(26,364)		11,865		(6,568)		3,671

Contract owners’ equity at beginning of period		155,552		129,007		26,085		48,350		117,493		105,628		20,254		16,583

Contract owners’ equity at end of period		$149,782		155,552		26,299		26,085		91,129		117,493		13,686		20,254

CHANGE IN UNITS:

Beginning units		4,188		4,314		856		1,545		2,898		3,015		1,245		1,252

Units purchased		-		-		-		-		-		-		-		-

Units redeemed		(703)		(126)		(102)		(689)		(832)		(117)		(433)		(7)

Ending units		3,485		4,188		754		856		2,066		2,898		812		1,245

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVAG2				OVGS				OVGSS				OVSB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(970)		(943)		(1,788)		(2,014)		(15,637)		(19,983)		2,803		1,158

Realized gain (loss) on investments		(7,939)		(1,070)		(5,240)		1,695		(33,878)		4,304		488		1,224

Change in unrealized gain (loss) on investments		2,637		19,386		(7,723)		14,732		(78,303)		145,948		3,338		(1,002)

Reinvested capital gains		9,005		-		36,278		10,633		303,770		109,448		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,733		17,373		21,527		25,046		175,952		239,717		6,629		1,380

Equity transactions:

Purchase payments received from contract owners (note 4)		203		-		-		5		2,090		2,546		168		178

Transfers between subaccounts, net		262		164		(199,457)		(1,221)		(1,629,867)		(197,852)		(682)		(6,931)

Redemptions (notes 2, 3, and 4)		(7,524)		(3,343)		(6,757)		(11,777)		(378,890)		(61,026)		(3,219)		(6,559)

Adjustments to maintain reserves		28		(14)		76		(22)		1,761		692		27		(12)

Net equity transactions		(7,031)		(3,193)		(206,138)		(13,015)		(2,004,906)		(255,640)		(3,706)		(13,324)

Net change in contract owners’ equity		(4,298)		14,180		(184,611)		12,031		(1,828,954)		(15,923)		2,923		(11,944)

Contract owners’ equity at beginning of period		90,998		76,818		184,611		172,580		1,849,095		1,865,018		58,068		70,012

Contract owners’ equity at end of period		$86,700		90,998		-		184,611		20,141		1,849,095		60,991		58,068

CHANGE IN UNITS:

Beginning units		5,654		5,851		3,385		3,633		35,510		41,061		5,446		6,703

Units purchased		717		393		-		7		884		86		15		223

Units redeemed		(1,164)		(590)		(3,385)		(255)		(36,394)		(5,637)		(344)		(1,480)

Ending units		5,207		5,654		-		3,385		-		35,510		5,117		5,446

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVSBS				OVSC				OVSCS				M2IGSS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$54,357		20,355		(2,651)		(5,384)		(3,077)		(4,086)		(13,934)		(14,365)

Realized gain (loss) on investments		17,975		12,554		16,486		593		2,749		1,078		(36,199)		2,169

Change in unrealized gain (loss) on investments		67,918		(11,068)		(20,447)		39,785		(11,341)		32,748		(44,155)		72,583

Reinvested capital gains		-		-		43,432		17,952		39,257		13,892		203,088		123,904

Net increase (decrease) in contract owners’ equity resulting from operations		140,250		21,841		36,820		52,946		27,588		43,632		108,800		184,291

Equity transactions:

Purchase payments received from contract owners (note 4)		5,508		4,897		703		1,653		1,080		1,091		573		76,038

Transfers between subaccounts, net		35,017		(6,486)		(86,001)		(16)		198		177,547		(1,464,511)		(7,536)

Redemptions (notes 2, 3, and 4)		(177,774)		(152,713)		(203,634)		(10,279)		(19,962)		(34,381)		(65,206)		(99,199)

Adjustments to maintain reserves		223		(99)		(136)		(7)		38		(17)		136		(58)

Net equity transactions		(137,026)		(154,401)		(289,068)		(8,649)		(18,646)		144,240		(1,529,008)		(30,755)

Net change in contract owners’ equity		3,224		(132,560)		(252,248)		44,297		8,942		187,872		(1,420,208)		153,536

Contract owners’ equity at beginning of period		1,295,248		1,427,808		507,986		463,689		386,131		198,259		1,420,208		1,266,672

Contract owners’ equity at end of period		$1,298,472		1,295,248		255,738		507,986		395,073		386,131		-		1,420,208

CHANGE IN UNITS:

Beginning units		67,255		75,235		7,918		8,055		10,912		6,287		47,947		49,009

Units purchased		2,090		1,627		25		27		262		5,917		403		2,710

Units redeemed		(9,038)		(9,607)		(4,240)		(164)		(795)		(1,292)		(48,350)		(3,772)

Ending units		60,307		67,255		3,703		7,918		10,379		10,912		-		47,947

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MMCGSC				MNDSC				MVFSC				MVIVSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(17,329)		(17,275)		(6,081)		(7,957)		6,856		5,667		1,155		279

Realized gain (loss) on investments		(11,490)		564		(70,709)		(75,832)		(58,476)		(9,116)		5,578		(6,788)

Change in unrealized gain (loss) on investments		(233,276)		92,117		135,958		119,708		55,726		36,871		76,860		7,494

Reinvested capital gains		293,345		107,051		-		-		129,493		136,484		22,733		16,045

Net increase (decrease) in contract owners’ equity resulting from operations		31,250		182,457		59,168		35,919		133,599		169,906		106,326		17,030

Equity transactions:

Purchase payments received from contract owners (note 4)		10,570		10,601		2,161		2,354		2,450		809		2,880		2,729

Transfers between subaccounts, net		(3,780)		(205)		(2,407)		(77,059)		(1,695,641)		(59,091)		(4,868)		(112,469)

Redemptions (notes 2, 3, and 4)		(102,565)		(126,954)		(178,477)		(78,739)		(227,752)		(131,135)		(19,846)		(37,620)

Adjustments to maintain reserves		203		(86)		142		(54)		2,220		(285)		65		(29)

Net equity transactions		(95,572)		(116,644)		(178,581)		(153,498)		(1,918,723)		(189,702)		(21,769)		(147,389)

Net change in contract owners’ equity		(64,322)		65,813		(119,413)		(117,579)		(1,785,124)		(19,796)		84,557		(130,359)

Contract owners’ equity at beginning of period		1,493,145		1,427,332		675,521		793,100		1,785,124		1,804,920		345,511		475,870

Contract owners’ equity at end of period		$1,428,823		1,493,145		556,108		675,521		-		1,785,124		430,068		345,511

CHANGE IN UNITS:

Beginning units		39,759		42,918		15,658		19,310		38,245		42,552		12,574		18,262

Units purchased		887		427		294		73		603		64		676		252

Units redeemed		(3,474)		(3,586)		(4,422)		(3,725)		(38,848)		(4,371)		(1,354)		(5,940)

Ending units		37,172		39,759		11,530		15,658		-		38,245		11,896		12,574

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GBF				GEM2				GVAAA2				GVABD2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$62,439		53,845		(4,591)		1,463		(26,077)		(30,118)		(3,813)		(4,141)

Realized gain (loss) on investments		(22,595)		(145,218)		5,656		2,417		41,030		67,588		386		(2,864)

Change in unrealized gain (loss) on investments		91,008		101,458		161,801		22,748		178,542		272,169		21,490		4,160

Reinvested capital gains		-		-		-		-		144,062		91,504		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		130,852		10,085		162,866		26,628		337,557		401,143		18,063		(2,845)

Equity transactions:

Purchase payments received from contract owners (note 4)		18,878		33,426		1,515		1,420		3,426		2,739		655		648

Transfers between subaccounts, net		8,011		488,701		(15,952)		(6,763)		(71,977)		14,846		3,974		(48,195)

Redemptions (notes 2, 3, and 4)		(198,935)		(672,707)		(21,956)		(43,345)		(198,265)		(1,266,170)		(6,424)		(19,433)

Adjustments to maintain reserves		2,798		(134)		170		(70)		175		(75)		64		(26)

Net equity transactions		(169,248)		(150,714)		(36,223)		(48,758)		(266,641)		(1,248,660)		(1,731)		(67,006)

Net change in contract owners’ equity		(38,396)		(140,629)		126,643		(22,130)		70,916		(847,517)		16,332		(69,851)

Contract owners’ equity at beginning of period		2,291,477		2,432,106		500,730		522,860		2,541,343		3,388,860		325,795		395,646

Contract owners’ equity at end of period		$2,253,081		2,291,477		627,373		500,730		2,612,259		2,541,343		342,127		325,795

CHANGE IN UNITS:

Beginning units		164,571		174,464		19,894		21,828		87,555		133,616		26,923		33,125

Units purchased		3,917		58,808		403		189		127		635		421		1,138

Units redeemed		(15,704)		(68,701)		(1,786)		(2,123)		(8,917)		(46,696)		(522)		(7,340)

Ending units		152,784		164,571		18,511		19,894		78,765		87,555		26,822		26,923

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVAGG2				GVAGI2				GVAGR2				GVDMA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(9,834)		(11,972)		(8,875)		(8,272)		(45,671)		(49,793)		(103,780)		(124,497)

Realized gain (loss) on investments		7,559		66,979		40,938		5,852		(15,751)		513,631		(322,323)		(1,043,182)

Change in unrealized gain (loss) on investments		150,560		31,625		27,934		117,525		699,506		566,446		1,737,359		2,238,261

Reinvested capital gains		27,939		54,210		63,637		40,571		66,543		144,763		88,108		-

Net increase (decrease) in contract owners’ equity resulting from operations		176,224		140,842		123,634		155,676		704,627		1,175,047		1,399,364		1,070,582

Equity transactions:

Purchase payments received from contract owners (note 4)		405		3		655		650		1,487		167,661		43,331		4,927

Transfers between subaccounts, net		(16,543)		(119,666)		(114,156)		(6,636)		(243,815)		(247,310)		(250,150)		(2,690)

Redemptions (notes 2, 3, and 4)		(17,697)		(401,853)		(39,845)		(15,022)		(338,466)		(1,629,000)		(1,632,936)		(3,001,793)

Adjustments to maintain reserves		134		(54)		78		(38)		342		(170)		276		(111)

Net equity transactions		(33,701)		(521,570)		(153,268)		(21,046)		(580,452)		(1,708,819)		(1,839,479)		(2,999,667)

Net change in contract owners’ equity		142,523		(380,728)		(29,634)		134,630		124,175		(533,772)		(440,115)		(1,929,085)

Contract owners’ equity at beginning of period		908,121		1,288,849		835,894		701,264		4,214,401		4,748,173		9,471,251		11,400,336

Contract owners’ equity at end of period		$1,050,644		908,121		806,260		835,894		4,338,576		4,214,401		9,031,136		9,471,251

CHANGE IN UNITS:

Beginning units		23,686		37,976		22,195		22,807		69,711		101,791		285,354		380,171

Units purchased		284		301		21		27		344		5,427		4,158		1,250

Units redeemed		(1,128)		(14,591)		(3,794)		(639)		(9,413)		(37,507)		(55,992)		(96,067)

Ending units		22,842		23,686		18,422		22,195		60,642		69,711		233,520		285,354

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVDMC				GVEX1				GVEX2				GVIDA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(32,408)		(38,929)		(12,880)		(17,952)		(29,505)		(18,767)		(35,752)		(30,312)

Realized gain (loss) on investments		(38,867)		(111,787)		166,305		(1,176,245)		(1,189,130)		(1,168,132)		(13,123)		(12,136)

Change in unrealized gain (loss) on investments		347,459		313,055		427,756		2,021,052		2,600,941		2,894,357		478,344		296,125

Reinvested capital gains		-		-		6,113		2,776		15,110		6,156		46,191		-

Net increase (decrease) in contract owners’ equity resulting from operations		276,184		162,339		587,294		829,631		1,397,416		1,713,614		475,660		253,677

Equity transactions:

Purchase payments received from contract owners (note 4)		38,181		33,591		121		68		40,042		86,306		44,847		2,512

Transfers between subaccounts, net		(9,631)		(68,395)		822,694		(221,691)		(31,260)		283,331		-		578,477

Redemptions (notes 2, 3, and 4)		(460,778)		(693,030)		(457,716)		(346,741)		(708,964)		(546,353)		(342,358)		(44,268)

Adjustments to maintain reserves		176		(73)		205		(98)		318		(148)		157		(68)

Net equity transactions		(432,052)		(727,907)		365,304		(568,462)		(699,864)		(176,864)		(297,354)		536,653

Net change in contract owners’ equity		(155,868)		(565,568)		952,598		261,169		697,552		1,536,750		178,306		790,330

Contract owners’ equity at beginning of period		2,836,739		3,402,307		4,083,694		3,822,525		9,008,611		7,471,861		2,882,740		2,092,410

Contract owners’ equity at end of period		$2,680,871		2,836,739		5,036,292		4,083,694		9,706,163		9,008,611		3,061,046		2,882,740

CHANGE IN UNITS:

Beginning units		132,218		168,799		197,206		227,100		432,319		441,361		80,597		63,521

Units purchased		5,521		26,507		39,406		4,897		6,325		22,886		1,215		18,344

Units redeemed		(24,517)		(63,088)		(27,431)		(34,791)		(37,695)		(31,928)		(8,821)		(1,268)

Ending units		113,222		132,218		209,181		197,206		400,949		432,319		72,991		80,597

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVIDC				GVIDM				HIBF				MCIF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(27,313)		(29,118)		(159,878)		(172,963)		394		289		458		(198)

Realized gain (loss) on investments		(9,161)		(23,821)		(652,802)		(918,761)		44		(182)		(26,549)		(5,183)

Change in unrealized gain (loss) on investments		201,734		116,250		2,481,300		2,159,826		(30)		480		24,186		33,547

Reinvested capital gains		-		-		-		-		-		-		20,331		19,343

Net increase (decrease) in contract owners’ equity resulting from operations		165,260		63,311		1,668,620		1,068,102		408		587		18,426		47,509

Equity transactions:

Purchase payments received from contract owners (note 4)		8,068		7,481		117,641		230,595		-		-		(542)		164

Transfers between subaccounts, net		(8,879)		(15,035)		85,769		(731,427)		-		(30,807)		(86,312)		(1,886)

Redemptions (notes 2, 3, and 4)		(210,133)		(231,028)		(2,749,986)		(1,723,734)		(1,279)		(6,704)		(80,145)		(25,286)

Adjustments to maintain reserves		139		(48)		347		(145)		15		(5)		32		(17)

Net equity transactions		(210,805)		(238,630)		(2,546,229)		(2,224,711)		(1,264)		(37,516)		(166,967)		(27,025)

Net change in contract owners’ equity		(45,545)		(175,319)		(877,609)		(1,156,609)		(856)		(36,929)		(148,541)		20,484

Contract owners’ equity at beginning of period		2,261,674		2,436,993		13,584,363		14,740,972		9,421		46,350		418,035		397,551

Contract owners’ equity at end of period		$2,216,129		2,261,674		12,706,754		13,584,363		8,565		9,421		269,494		418,035

CHANGE IN UNITS:

Beginning units		138,914		153,549		510,153		599,654		687		3,547		7,018		7,489

Units purchased		1,040		3,493		19,309		17,390		-		-		19		4

Units redeemed		(13,173)		(18,128)		(110,744)		(106,891)		(90)		(2,860)		(2,764)		(475)

Ending units		126,781		138,914		418,718		510,153		597		687		4,273		7,018

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MCIF2				NFDIW1				NFDIW2				NNASD2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,860)		(38,574)		(180)		-		(1,143)		-		(316)		-

Realized gain (loss) on investments		(895,904)		(1,029,852)		172		-		112		-		(45)		-

Change in unrealized gain (loss) on investments		644,128		2,351,939		3,337		-		28,008		-		2,721		-

Reinvested capital gains		1,248,602		898,872		308		-		2,471		-		278		-

Net increase (decrease) in contract owners’ equity resulting from operations		994,966		2,182,385		3,637		-		29,448		-		2,638		-

Equity transactions:

Purchase payments received from contract owners (note 4)		85,310		11,111		-		-		194		-		480		-

Transfers between subaccounts, net		(132,595)		(398,801)		189,337		-		1,602,625		-		373,616		-

Redemptions (notes 2, 3, and 4)		(1,667,611)		(1,784,232)		(148)		-		(7,459)		-		(3,416)		-

Adjustments to maintain reserves		534		(230)		(1)		-		(9)		-		(3)		-

Net equity transactions		(1,714,362)		(2,172,152)		189,188		-		1,595,351		-		370,677		-

Net change in contract owners’ equity		(719,396)		10,233		192,825		-		1,624,799		-		373,315		-

Contract owners’ equity at beginning of period		18,971,145		18,960,912		-		-		-		-		-		-

Contract owners’ equity at end of period		$18,251,749		18,971,145		192,825		-		1,624,799		-		373,315		-

CHANGE IN UNITS:

Beginning units		344,728		386,917		-		-		-		-		-		-

Units purchased		10,848		977		16,104		-		129,726		-		30,170		-

Units redeemed		(43,374)		(43,166)		(811)		-		(698)		-		(288)		-

Ending units		312,202		344,728		15,293		-		129,028		-		29,882		-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVAMV2				NVAMVZ				NVCBD1				NVCBD2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(100)		168		18,216		7,546		208		193		14,030		8,908

Realized gain (loss) on investments		(39)		(48)		152,078		94,053		(5)		(4)		(2,879)		(947)

Change in unrealized gain (loss) on investments		1,736		1,786		36,664		10,462		360		(168)		26,420		(7,697)

Reinvested capital gains		3,958		2,350		188,799		129,186		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,555		4,256		395,757		241,247		563		21		37,571		264

Equity transactions:

Purchase payments received from contract owners (note 4)		-		1		9,175		4,867		651		641		44		-

Transfers between subaccounts, net		-		-		3,764,541		(211,889)		52,463		-		451,926		(1,554)

Redemptions (notes 2, 3, and 4)		(2,111)		(1,815)		(504,563)		(92,003)		(1,362)		-		(165,367)		(10,069)

Adjustments to maintain reserves		10		(3)		(3,581)		1,293		6		(4)		43		(21)

Net equity transactions		(2,101)		(1,817)		3,265,572		(297,732)		51,758		637		286,646		(11,644)

Net change in contract owners’ equity		3,454		2,439		3,661,329		(56,485)		52,321		658		324,217		(11,380)

Contract owners’ equity at beginning of period		33,319		30,880		1,807,099		1,863,584		9,011		8,353		449,704		461,084

Contract owners’ equity at end of period		$36,773		33,319		5,468,428		1,807,099		61,332		9,011		773,921		449,704

CHANGE IN UNITS:

Beginning units		675		712		95,825		112,404		700		650		35,630		36,588

Units purchased		-		-		178,552		480		3,867		50		34,978		135

Units redeemed		(39)		(37)		(26,053)		(17,059)		(100)		-		(12,412)		(1,093)

Ending units		636		675		248,324		95,825		4,467		700		58,196		35,630

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCCA2				NVCCN2				NVCMA2				NVCMC2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(9,100)		(8,439)		(761)		(2,409)		(598)		(553)		(3,853)		(3,754)

Realized gain (loss) on investments		13,869		669		10,467		1,127		439		151		5,613		1,410

Change in unrealized gain (loss) on investments		76,551		76,884		(4,293)		10,996		6,971		5,365		20,934		18,363

Reinvested capital gains		20,796		6,938		-		-		976		838		3,612		394

Net increase (decrease) in contract owners’ equity resulting from operations		102,116		76,052		5,413		9,714		7,788		5,801		26,306		16,413

Equity transactions:

Purchase payments received from contract owners (note 4)		-		1		-		-		-		-		-		-

Transfers between subaccounts, net		(700)		-		74,920		-		(784)		-		(26,889)		39,015

Redemptions (notes 2, 3, and 4)		(63,109)		(636)		(170,007)		(18,217)		(598)		(589)		(16,986)		(15,502)

Adjustments to maintain reserves		16		(7)		16		(7)		12		(7)		17		(8)

Net equity transactions		(63,793)		(642)		(95,071)		(18,224)		(1,370)		(596)		(43,858)		23,505

Net change in contract owners’ equity		38,323		75,410		(89,658)		(8,510)		6,418		5,205		(17,552)		39,918

Contract owners’ equity at beginning of period		752,620		677,210		230,043		238,553		51,899		46,694		297,591		257,673

Contract owners’ equity at end of period		$790,943		752,620		140,385		230,043		58,317		51,899		280,039		297,591

CHANGE IN UNITS:

Beginning units		33,292		33,321		15,500		16,741		2,130		2,155		17,478		16,080

Units purchased		-		-		4,780		-		-		-		168		2,304

Units redeemed		(2,499)		(29)		(11,395)		(1,241)		(51)		(25)		(2,555)		(906)

Ending units		30,793		33,292		8,885		15,500		2,079		2,130		15,091		17,478

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCMD2				NVCRA2				NVCRB2				NVDBL2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(19,081)		(18,445)		(2,129)		(1,959)		(6,374)		(6,222)		(5,675)		(6,043)

Realized gain (loss) on investments		2,673		(11,510)		10,646		307		4,604		2,279		447		(16,702)

Change in unrealized gain (loss) on investments		169,653		151,082		26,987		26,155		54,901		44,494		62,621		56,152

Reinvested capital gains		35,338		21,133		1,403		2,108		11,576		4,848		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		188,583		142,260		36,907		26,611		64,707		45,399		57,393		33,407

Equity transactions:

Purchase payments received from contract owners (note 4)		1,946		1,976		3,000		3,000		-		3		-		1

Transfers between subaccounts, net		(2,480)		-		-		-		-		-		-		(15,446)

Redemptions (notes 2, 3, and 4)		(34,982)		(153,596)		(33,046)		-		(27,728)		(27,336)		(35,204)		(111,760)

Adjustments to maintain reserves		50		(24)		17		(7)		34		(17)		35		(16)

Net equity transactions		(35,466)		(151,644)		(30,029)		2,993		(27,694)		(27,350)		(35,169)		(127,221)

Net change in contract owners’ equity		153,117		(9,384)		6,878		29,604		37,013		18,049		22,224		(93,814)

Contract owners’ equity at beginning of period		1,568,149		1,577,533		215,133		185,529		585,212		567,163		502,998		596,812

Contract owners’ equity at end of period		$1,721,266		1,568,149		222,011		215,133		622,225		585,212		525,222		502,998

CHANGE IN UNITS:

Beginning units		75,036		82,697		8,071		7,953		30,261		31,699		22,520		28,474

Units purchased		88		96		105		118		-		-		-		-

Units redeemed		(1,688)		(7,757)		(1,078)		-		(1,347)		(1,438)		(1,481)		(5,954)

Ending units		73,436		75,036		7,098		8,071		28,914		30,261		21,039		22,520

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVDCA2				NVIE6				NVMIVX				NVMIVZ
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(74)		(79)		(125)		780		300		1,480		2,672		12,412

Realized gain (loss) on investments		(19)		(660)		2,350		635		9,795		46		18,556		2,054

Change in unrealized gain (loss) on investments		868		1,360		19,713		4,330		(2,330)		(607)		77,356		(8,392)

Reinvested capital gains		97		-		2,891		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		872		621		24,829		5,745		7,765		919		98,584		6,074

Equity transactions:

Purchase payments received from contract owners (note 4)		-		1		-		-		-		-		5,407		21,629

Transfers between subaccounts, net		5		127		55,561		3,386		(10,297)		-		(2,617)		99

Redemptions (notes 2, 3, and 4)		(20)		(2,289)		(4,265)		(8,638)		(23,537)		-		(42,132)		(11,908)

Adjustments to maintain reserves		13		(6)		18		(7)		13		(4)		(1,065)		2,222

Net equity transactions		(2)		(2,167)		51,314		(5,259)		(33,821)		(4)		(40,407)		12,042

Net change in contract owners’ equity		870		(1,546)		76,143		486		(26,056)		915		58,177		18,116

Contract owners’ equity at beginning of period		6,056		7,602		61,574		61,088		28,769		27,854		305,588		287,472

Contract owners’ equity at end of period		$6,926		6,056		137,717		61,574		2,713		28,769		363,765		305,588

CHANGE IN UNITS:

Beginning units		210		286		4,250		4,648		2,034		2,034		21,777		21,115

Units purchased		1		5		3,436		224		-		-		1,864		1,495

Units redeemed		(1)		(81)		(734)		(622)		(1,891)		-		(4,252)		(833)

Ending units		210		210		6,952		4,250		143		2,034		19,389		21,777

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMLG2				NVMMG2				NVMMV2				NVNMO2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$15,569		(2,143)		(1,372)		(1,364)		(213)		(281)		(508)		(535)

Realized gain (loss) on investments		15,301		701		66		(587)		(2,334)		(6,564)		(2,798)		389

Change in unrealized gain (loss) on investments		(44,173)		75,734		5,559		22,379		(11,138)		20,574		1,043		(13,663)

Reinvested capital gains		89,766		43,393		1,680		-		15,923		4,360		11,268		29,609

Net increase (decrease) in contract owners’ equity resulting from operations		76,463		117,685		5,933		20,428		2,238		18,089		9,005		15,800

Equity transactions:

Purchase payments received from contract owners (note 4)		699		4		-		-		-		17		-		-

Transfers between subaccounts, net		1,472,986		303,774		-		(6,387)		6,665		(13,158)		(1,691)		2,229

Redemptions (notes 2, 3, and 4)		(51,061)		(22,433)		(3,663)		(3,852)		(9,828)		(39,547)		(4,069)		(3,446)

Adjustments to maintain reserves		9		(12)		32		(13)		20		(7)		14		(3)

Net equity transactions		1,422,633		281,333		(3,631)		(10,252)		(3,143)		(52,695)		(5,746)		(1,220)

Net change in contract owners’ equity		1,499,096		399,018		2,302		10,176		(905)		(34,606)		3,259		14,580

Contract owners’ equity at beginning of period		591,036		192,018		135,430		125,254		203,250		237,856		93,680		79,100

Contract owners’ equity at end of period		$2,090,132		591,036		137,732		135,430		202,345		203,250		96,939		93,680

CHANGE IN UNITS:

Beginning units		9,631		3,907		4,391		4,749		6,418		8,166		2,532		2,565

Units purchased		23,716		6,153		-		-		208		-		62		66

Units redeemed		(2,604)		(429)		(120)		(358)		(314)		(1,748)		(232)		(99)

Ending units		30,743		9,631		4,271		4,391		6,312		6,418		2,362		2,532

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVNSR1				NVNSR2				NVOLG1				NVOLG2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(24)		(224)		5		(183)		(231,536)		(101,857)		(170,307)		(46,911)

Realized gain (loss) on investments		186		9		(25)		(8)		2,686,802		2,182,003		2,652,499		1,694,172

Change in unrealized gain (loss) on investments		1,169		(1,636)		(626)		(1,187)		4,943,087		7,480,792		4,007,536		6,592,764

Reinvested capital gains		-		4,019		876		2,916		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,331		2,168		230		1,538		7,398,353		9,560,938		6,489,728		8,240,025

Equity transactions:

Purchase payments received from contract owners (note 4)		1		-		-		-		21,772		13,615		54,518		72,128

Transfers between subaccounts, net		(32,217)		-		-		-		(738,829)		(1,390,672)		(759,996)		(845,914)

Redemptions (notes 2, 3, and 4)		(4)		-		(5)		-		(5,151,359)		(4,073,473)		(5,114,227)		(3,812,616)

Adjustments to maintain reserves		4		(2)		4		(2)		(9,378)		(710)		12,120		(2,444)

Net equity transactions		(32,216)		(2)		(1)		(2)		(5,877,794)		(5,451,240)		(5,807,585)		(4,588,846)

Net change in contract owners’ equity		(30,885)		2,166		229		1,536		1,520,559		4,109,698		682,143		3,651,179

Contract owners’ equity at beginning of period		30,885		28,719		22,353		20,817		51,143,982		47,034,284		44,525,492		40,874,313

Contract owners’ equity at end of period		$-		30,885		22,582		22,353		52,664,541		51,143,982		45,207,635		44,525,492

CHANGE IN UNITS:

Beginning units		978		978		717		717		747,952		833,080		644,636		717,481

Units purchased		-		-		-		-		375		279		14,455		1,161

Units redeemed		(978)		-		-		-		(81,874)		(85,407)		(94,318)		(74,006)

Ending units		-		978		717		717		666,453		747,952		564,773		644,636

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVRE2				NVSTB2				NVTIV3				SAM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,319		5,836		1,413		1,284		27		131		264,579		348,739

Realized gain (loss) on investments		(2,770)		(9,161)		23		169		55		24		-		-

Change in unrealized gain (loss) on investments		(8,767)		50,570		560		746		743		(70)		-		-

Reinvested capital gains		5,872		-		-		-		-		-		8		-

Net increase (decrease) in contract owners’ equity resulting from operations		(3,346)		47,245		1,996		2,199		825		85		264,587		348,739

Equity transactions:

Purchase payments received from contract owners (note 4)		3,719		3,765		-		-		-		-		956,846		1,715,782

Transfers between subaccounts, net		(2,533)		(26,167)		-		51,164		-		-		2,683,211		2,931,211

Redemptions (notes 2, 3, and 4)		(32,199)		(47,282)		(898)		(52,438)		(190)		(142)		(4,314,424)		(5,062,253)

Adjustments to maintain reserves		136		(63)		10		(6)		3		(1)		(241)		(127)

Net equity transactions		(30,877)		(69,747)		(888)		(1,280)		(187)		(143)		(674,608)		(415,387)

Net change in contract owners’ equity		(34,223)		(22,502)		1,108		919		638		(58)		(410,021)		(66,648)

Contract owners’ equity at beginning of period		529,523		552,025		47,495		46,576		2,503		2,561		9,427,193		9,493,841

Contract owners’ equity at end of period		$495,300		529,523		48,603		47,495		3,141		2,503		9,017,172		9,427,193

CHANGE IN UNITS:

Beginning units		24,657		28,314		4,268		4,350		122		129		884,079		924,287

Units purchased		208		211		-		4,645		-		-		415,315		612,610

Units redeemed		(1,693)		(3,868)		(81)		(4,727)		(7)		(7)		(474,106)		(652,818)

Ending units		23,172		24,657		4,187		4,268		115		122		825,288		884,079

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SCF				SCF2				SCGF2				SCVF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$157		(3,161)		(1,824)		(9,529)		(3,915)		(4,351)		126		(179)

Realized gain (loss) on investments		(568)		(713)		(52,615)		(37,801)		14,389		10,906		(325)		(135)

Change in unrealized gain (loss) on investments		7,124		33,816		29,682		109,307		4,173		62,557		(2,915)		2,732

Reinvested capital gains		28,017		10,504		59,154		27,759		24,992		-		3,796		495

Net increase (decrease) in contract owners’ equity resulting from operations		34,730		40,446		34,397		89,736		39,639		69,112		682		2,913

Equity transactions:

Purchase payments received from contract owners (note 4)		99		133		51,494		1,440		200		83,393		-		3

Transfers between subaccounts, net		3		(11)		3,731		(123,617)		(94,108)		(13,515)		1,963		(199)

Redemptions (notes 2, 3, and 4)		(3,250)		(2,898)		(245,142)		(60,393)		(19,779)		(93,774)		(2,472)		(2,495)

Adjustments to maintain reserves		129		(17)		726		(120)		135		(60)		20		(6)

Net equity transactions		(3,019)		(2,793)		(189,191)		(182,690)		(113,552)		(23,956)		(489)		(2,697)

Net change in contract owners’ equity		31,711		37,653		(154,794)		(92,954)		(73,913)		45,156		193		216

Contract owners’ equity at beginning of period		377,657		340,004		859,923		952,877		420,937		375,781		54,138		53,922

Contract owners’ equity at end of period		$409,368		377,657		705,129		859,923		347,024		420,937		54,331		54,138

CHANGE IN UNITS:

Beginning units		6,474		6,526		15,581		19,257		11,312		12,114		1,198		1,258

Units purchased		2		2		1,253		85		389		2,673		47		2

Units redeemed		(54)		(54)		(5,123)		(3,761)		(3,529)		(3,475)		(55)		(62)

Ending units		6,422		6,474		11,711		15,581		8,172		11,312		1,190		1,198

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SCVF2				TRF2				AMSRS				WRASP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(376)		(4,215)		(127)		(82)		(1,506)		(1,175)		32		2,151

Realized gain (loss) on investments		(5,977)		(6,186)		(44)		(158)		12,690		2,845		1,049		(310)

Change in unrealized gain (loss) on investments		(41,121)		42,421		1,834		2,166		(3,755)		22,523		18,529		14,068

Reinvested capital gains		54,286		7,581		2,084		969		8,514		7,173		13,427		9,395

Net increase (decrease) in contract owners’ equity resulting from operations		6,812		39,601		3,747		2,895		15,943		31,366		33,037		25,304

Equity transactions:

Purchase payments received from contract owners (note 4)		3,690		3,754		59		61		-		9		-		1

Transfers between subaccounts, net		17,132		3,792		-		-		123		-		(36,090)		218

Redemptions (notes 2, 3, and 4)		(46,280)		(93,290)		(2,215)		(1,189)		(23,304)		(5,766)		(56,748)		(4,303)

Adjustments to maintain reserves		170		(71)		17		(8)		29		(15)		58		(28)

Net equity transactions		(25,288)		(85,815)		(2,139)		(1,136)		(23,152)		(5,772)		(92,780)		(4,112)

Net change in contract owners’ equity		(18,476)		(46,214)		1,608		1,759		(7,209)		25,594		(59,743)		21,192

Contract owners’ equity at beginning of period		754,718		800,932		26,682		24,923		158,178		132,584		246,676		225,484

Contract owners’ equity at end of period		$736,242		754,718		28,290		26,682		150,969		158,178		186,933		246,676

CHANGE IN UNITS:

Beginning units		19,660		21,930		794		831		2,787		2,913		10,204		10,377

Units purchased		1,499		293		2		2		58		-		324		16

Units redeemed		(2,073)		(2,563)		(63)		(39)		(475)		(126)		(3,849)		(189)

Ending units		19,086		19,660		733		794		2,370		2,787		6,679		10,204

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVEBD				PMVFAD				PMVLAD				PVEIB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$195		172		539		550		19,711		21,406		(110)		(220)

Realized gain (loss) on investments		(69)		(20)		(3,033)		(101)		(8,047)		(2,408)		5,271		1,109

Change in unrealized gain (loss) on investments		307		47		4,501		(1,540)		18,211		5,577		21,222		12,609

Reinvested capital gains		-		-		-		-		-		-		10,027		5,215

Net increase (decrease) in contract owners’ equity resulting from operations		433		199		2,007		(1,091)		29,875		24,575		36,410		18,713

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		3,336		-		26,800		76,681		812		6,746

Transfers between subaccounts, net		(167)		189		-		-		882		4,053		77,948		15,872

Redemptions (notes 2, 3, and 4)		(157)		(127)		(6,837)		-		(132,991)		(28,003)		(28,409)		(6,102)

Adjustments to maintain reserves		10		(4)		14		(3)		105		(32)		26		(10)

Net equity transactions		(314)		58		(3,487)		(3)		(105,204)		52,699		50,377		16,506

Net change in contract owners’ equity		119		257		(1,480)		(1,094)		(75,329)		77,274		86,787		35,219

Contract owners’ equity at beginning of period		3,222		2,965		23,502		24,596		754,763		677,489		137,657		102,438

Contract owners’ equity at end of period		$3,341		3,222		22,022		23,502		679,434		754,763		224,444		137,657

CHANGE IN UNITS:

Beginning units		265		259		2,326		2,326		63,065		58,571		6,200		5,436

Units purchased		3		18		320		-		2,289		6,910		3,579		1,045

Units redeemed		(27)		(12)		(644)		-		(10,901)		(2,416)		(1,317)		(281)

Ending units		241		265		2,002		2,326		54,453		63,065		8,462		6,200

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVGOB				PVTIGB				PVTSCB				VWHA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(4,177)		(4,403)		(466)		345		(28)		1		9		10

Realized gain (loss) on investments		157,587		9,644		271		195		(35)		(17)		59		71

Change in unrealized gain (loss) on investments		(142,328)		81,693		10,070		83		(432)		69		91		(99)

Reinvested capital gains		39,942		16,217		2,429		-		936		480		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		51,024		103,151		12,304		623		441		533		159		(18)

Equity transactions:

Purchase payments received from contract owners (note 4)		5,280		5,362		-		-		-		-		-		-

Transfers between subaccounts, net		(375,373)		(246)		-		(311)		190		(381)		-		-

Redemptions (notes 2, 3, and 4)		(102,576)		(27,400)		(476)		(378)		(234)		(218)		(161)		(167)

Adjustments to maintain reserves		91		(46)		(24)		(9)		13		(4)		4		(2)

Net equity transactions		(472,578)		(22,330)		(500)		(698)		(31)		(603)		(157)		(169)

Net change in contract owners’ equity		(421,554)		80,821		11,804		(75)		410		(70)		2		(187)

Contract owners’ equity at beginning of period		421,554		340,733		34,188		34,263		10,353		10,423		574		761

Contract owners’ equity at end of period		$-		421,554		45,992		34,188		10,763		10,353		576		574

CHANGE IN UNITS:

Beginning units		10,690		11,394		1,592		1,623		226		239		69		88

Units purchased		343		369		-		-		4		-		-		-

Units redeemed		(11,033)		(1,073)		(18)		(31)		(5)		(13)		(18)		(19)

Ending units		-		10,690		1,574		1,592		225		226		51		69

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$
	VWHAS
	2025		2024

Investment activity*:

Net investment income (loss)		$1,329		2,291

Realized gain (loss) on investments		6,413		2,332

Change in unrealized gain (loss) on investments		19,291		(7,524)

Reinvested capital gains		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		27,033		(2,901)

Equity transactions:

Purchase payments received from contract owners (note 4)		2,880		2,680

Transfers between subaccounts, net		-		-

Redemptions (notes 2, 3, and 4)		(35,538)		(109,899)

Adjustments to maintain reserves		9		(3)

Net equity transactions		(32,649)		(107,222)

Net change in contract owners’ equity		(5,616)		(110,123)

Contract owners’ equity at beginning of period		82,159		192,282

Contract owners’ equity at end of period		$76,543		82,159

CHANGE IN UNITS:

Beginning units		10,321		23,150

Units purchased		325		318

Units redeemed		(3,506)		(13,147)

Ending units		7,140		10,321

*For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b)	The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)*

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)*

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager 70% Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager 70% Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager 70% Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class (FAMP)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)*

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)*

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)*

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)*

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)*

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)*

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)*

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)

NOMURA INVESTMENT MANAGEMENT

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

*	At December 31, 2025, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. There were no inceptions for the year ended December 31, 2024.

	Inception Date	Liquidation Date

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)	11/14/2025

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)	11/14/2025

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)	11/14/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)		2/28/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)		10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II (NVCBD2)	2/28/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	10/24/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

FAM2	Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Service Class 2	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2	5/1/2025

FAMG2	Fidelity Variable Insurance Products Fund - VIP Asset Manager 70% Portfolio: Service Class 2	Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2	5/1/2025

FAMGP	Fidelity Variable Insurance Products Fund - VIP Asset Manager 70% Portfolio: Initial Class	Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class	5/1/2025

FAMGS	Fidelity Variable Insurance Products Fund - VIP Asset Manager 70% Portfolio: Service Class	Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class	5/1/2025

FAMP	Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class	5/1/2025

FAMS	Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Service Class	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class	5/1/2025

OVIGS	Invesco V.I. International Growth Fund: Series II	Invesco Oppenheimer V.I. International Growth Fund: Series II	8/22/2025

GEM2	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	2/3/2025

HIBF	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	5/1/2025

NVCBD1	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	1/27/2025

NVCBD2	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	1/27/2025

NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	5/1/2025

NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	5/1/2025

NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	5/1/2025

NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	5/1/2025

NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	5/1/2025

NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	5/1/2025

NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	5/1/2025

NVMIVX	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	1/31/2025

NVMIVZ	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	1/31/2025

NVNSR1	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	6/18/2025

NVNSR2	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	6/18/2025

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NVTIV3	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	1/31/2025

TRF2	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	9/22/2025

AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025

WRASP	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	12/1/2025

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 3.65%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.05%
5% Enhanced Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option (EV)	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

(3)	Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $513,732 and $1,128,073, respectively, and total transfers from the Separate Account to the fixed account were $1,349,252 and $1,614,440, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(5)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIB	$148,142	$233,065
ALVIVB	36,157	48,037
ALVPGB	239,893	687,147
ALVSVB	231,560	246,623
WFVSCG	2,264	1,833
MLVGA3	277,231	118,647
DSIF	43,073	793,274
DSRG	11,477	8,003
DVMCSS	14,227	39,083
DVSCS	20,469	90,829
ETVFR	18,594	5,934
FHIBS	72,162	296,964
FQB	29,563	145,333
FQBS	39,812	165,140
FVK2	4,571	747
FVU2S	13,902	30,853
FAM2	31,022	44,917
FAMG2	18,039	16,463
FAMGP	70,446	170,149

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

FAMGS	17,438	50,645
FAMP	105,838	46,968
FAMS	33,446	104,372
FB2	93,798	236,051
FBP	830,271	1,226,431
FBS	128,466	452,233
FDCA2	300,999	56,163
FDCAS	108,421	111,915
FEI2	632,389	1,313,121
FEIP	619,907	956,107
FEIS	430,245	978,750
FG2	1,156,908	1,809,047
FGI2	355,363	1,049,655
FGIS	6,898	62,161
FGP	2,222,839	2,460,471
FGS	1,806,508	1,071,421
FHI2	70,265	114,698
FHIP	229,058	719,873
FHIS	101,037	164,194
FIGBP	926,565	621,730
FIP	1,687,764	4,931,009
FMCP	202,530	382,661
FMMP	4,122,856	2,144,510
FO2	203,087	201,593
FOP	484,979	622,825
FOS	154,824	61,064
FV2	31,037	18,777
FVS	15,063	17,911
FVSS	11,180	29,276
FVSS2	54,714	72,359
FTVFA2	21,294	205,763
TIF	4,829	8,756
ACC2	248,668	2,467,371
ACEG2	1,687	4,001
AVCE2	24,619	43,052
AVGI	11,569	29,179
AVIE2	1,972	3,793
AVMCCI	10,257	36,532
OVAG	1,732	7,618
OVAG2	20,709	19,732
OVGS	36,278	208,003
OVGSS	304,728	2,023,262
OVSB	3,567	4,496
OVSBS	106,407	189,300
OVSC	45,526	293,678
OVSCS	49,633	32,136
M2IGSS	214,276	1,554,266
MMCGSC	297,129	116,889
MNDSC	2,060	186,864
MVFSC	154,549	1,939,144
MVIVSC	49,451	47,397
GBF	129,546	239,153
GEM2	10,666	51,649
GVAAA2	144,596	293,429
GVABD2	4,626	10,233

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

GVAGG2	38,360	54,089
GVAGI2	63,643	162,228
GVAGR2	84,766	644,687
GVDMA	126,572	1,982,000
GVDMC	8,950	473,585
GVEX1	982,357	624,025
GVEX2	240,160	954,736
GVIDA	88,488	375,560
GVIDC	176	238,433
GVIDM	375,295	3,081,749
HIBF	495	1,379
MCIF	24,932	171,142
MCIF2	1,530,800	1,998,954
NFDIW1	199,806	10,488
NFDIW2	1,607,437	10,749
NNASD2	374,712	4,071
NVAMV2	4,227	2,480
NVAMVZ	4,016,471	540,303
NVCBD1	52,078	119
NVCBD2	474,110	173,477
NVCCA2	20,796	72,909
NVCCN2	74,918	170,767
NVCMA2	976	1,980
NVCMC2	6,635	50,750
NVCMD2	35,496	54,755
NVCRA2	4,257	35,029
NVCRB2	11,576	34,101
NVDBL2	5,168	46,047
NVDCA2	126	118
NVIE6	65,511	11,418
NVMIVX	641	34,175
NVMIVZ	34,623	71,293
NVMLG2	1,589,957	62,000
NVMMG2	1,680	5,035
NVMMV2	24,352	11,805
NVNMO2	13,567	8,565
NVNSR1	-	32,246
NVNSR2	1,107	232
NVOLG1	477,256	6,577,208
NVOLG2	312,794	6,302,805
NVRE2	16,274	39,096
NVSTB2	1,941	1,425
NVTIV3	53	216
SAM	2,833,462	3,243,241
SCF	31,899	6,873
SCF2	121,973	254,559
SCGF2	29,099	121,708
SCVF	6,438	3,025
SCVF2	100,748	72,297
TRF2	2,302	2,501
AMSRS	11,881	28,054
WRASP	16,273	95,652
PMVEBD	266	396
PMVFAD	4,090	7,053
PMVLAD	53,826	139,424

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PVEIB	94,099	33,830
PVGOB	53,859	490,763
PVTIGB	2,433	946
PVTSCB	1,194	329
VWHA	13	166
VWHAS	5,142	36,473

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6)	Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ALVGIB
2025	0.95%	to	1.55%	31,932	$48.62	to	$42.05	$1,492,578	0.88%	9.15%	to	8.49%
2024	0.95%	to	1.60%	36,745	44.54	to	38.31	1,572,834	1.25%	11.69%	to	10.95%
2023	0.95%	to	1.60%	39,169	39.88	to	34.53	1,501,536	1.27%	10.66%	to	9.94%
2022	0.95%	to	1.60%	40,853	36.04	to	31.41	1,417,165	1.12%	-5.33%	to	-5.95%
2021	0.95%	to	1.60%	44,313	38.06	to	33.40	1,626,921	0.62%	26.62%	to	25.79%

ALVIVB
2025	0.95%	to	1.80%	7,347	29.71	to	24.18	207,214	2.26%	39.93%	to	38.73%
2024	0.95%	to	1.80%	7,915	21.23	to	17.43	158,390	2.31%	3.81%	to	2.91%
2023	0.95%	to	1.80%	8,149	20.45	to	16.94	157,492	0.65%	13.74%	to	12.77%
2022	0.95%	to	1.80%	9,537	17.98	to	15.02	162,527	4.00%	-14.61%	to	-15.34%
2021	0.95%	to	1.80%	10,287	21.06	to	17.74	205,778	1.65%	9.80%	to	8.86%

ALVPGB
2025	0.95%	to	1.55%	16,456	79.56	to	68.82	1,272,975	0.00%	11.78%	to	11.10%
2024	0.95%	to	1.60%	24,889	71.17	to	61.22	1,676,500	0.00%	23.76%	to	22.94%
2023	0.95%	to	1.60%	27,623	57.51	to	49.80	1,501,915	0.00%	33.51%	to	32.64%
2022	0.95%	to	1.60%	28,528	43.07	to	37.54	1,165,206	0.00%	-29.36%	to	-29.83%
2021	0.95%	to	1.60%	28,442	60.98	to	53.50	1,648,320	0.00%	27.43%	to	26.59%

ALVSVB
2025	0.95%	to	1.85%	29,021	59.44	to	47.80	1,637,242	0.60%	1.66%	to	0.74%
2024	0.95%	to	1.85%	32,791	58.46	to	47.45	1,815,372	0.62%	8.67%	to	7.68%
2023	0.95%	to	1.85%	37,208	53.80	to	44.06	1,907,708	0.81%	15.76%	to	14.71%
2022	0.95%	to	1.85%	39,773	46.48	to	38.41	1,764,176	0.81%	-16.62%	to	-17.37%
2021	0.95%	to	1.80%	46,237	55.74	to	46.96	2,466,927	0.60%	34.32%	to	33.17%

WFVSCG

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	1.20%	545	54.23	to	52.00	29,442	0.00%	8.22%	to	7.94%
2024	0.95%	to	1.20%	564	50.12	to	48.17	28,213	0.00%	17.57%	to	17.27%
2023	0.95%	to	1.20%	865	42.63	to	41.08	36,844	0.00%	3.12%	to	2.86%
2022	0.95%	to	1.20%	1,062	41.34	to	39.93	43,719	0.00%	-35.04%	to	-35.21%
2021	0.95%	to	1.20%	1,100	63.64	to	61.63	69,745	0.00%	6.62%	to	6.35%

MLVGA3
2025	0.95%	to	1.55%	50,949	28.29	to	25.56	1,391,227	4.18%	18.38%	to	17.66%
2024	0.95%	to	1.55%	51,359	23.89	to	21.73	1,185,133	1.27%	7.89%	to	7.23%
2023	0.95%	to	1.55%	64,421	22.15	to	20.26	1,385,472	2.53%	11.42%	to	10.75%
2022	0.95%	to	1.55%	67,175	19.88	to	18.29	1,297,822	0.00%	-16.87%	to	-17.37%
2021	0.95%	to	1.55%	71,047	23.91	to	22.14	1,655,364	0.82%	5.40%	to	4.77%

DSIF
2024	0.95%	to	1.50%	10,721	66.76	to	58.87	695,117	1.16%	23.47%	to	22.78%
2023	0.95%	to	1.50%	12,741	54.07	to	47.95	669,483	1.43%	24.74%	to	24.05%
2022	0.95%	to	1.50%	13,103	43.34	to	38.65	552,506	1.34%	-19.09%	to	-19.54%
2021	0.95%	to	1.50%	13,617	53.57	to	48.04	709,983	1.13%	27.19%	to	26.49%

DSRG
2025	1.10%			2,388	60.28			143,942	0.26%	14.70%
2024	1.10%			2,513	52.56			132,111	0.52%	23.51%
2023	1.10%			2,552	42.56			108,601	0.73%	22.46%
2022	1.10%			2,781	34.75			96,640	0.52%	-23.72%
2021	1.10%			2,819	45.56			128,467	0.74%	25.60%

DVMCSS
2025	0.95%	to	1.35%	5,392	21.67	to	20.67	115,749	0.40%	8.77%	to	8.33%
2024	0.95%	to	1.35%	7,177	19.93	to	19.08	142,052	0.59%	11.26%	to	10.81%
2023	0.95%	to	1.35%	7,242	17.91	to	17.22	128,883	0.53%	16.87%	to	16.40%
2022	0.95%	to	1.35%	6,663	15.33	to	14.80	101,608	0.44%	-15.10%	to	-15.44%
2021	0.95%	to	1.20%	6,514	18.05	to	17.70	117,061	0.33%	24.37%	to	24.05%

DVSCS
2025	0.95%	to	1.35%	1,889	59.19	to	53.80	108,171	1.32%	4.35%	to	3.93%
2024	0.95%	to	1.35%	3,499	56.72	to	51.77	192,086	1.19%	6.93%	to	6.49%
2023	0.95%	to	1.35%	4,525	53.04	to	48.61	232,685	1.07%	14.29%	to	13.83%
2022	0.95%	to	1.35%	4,769	46.41	to	42.70	214,830	0.91%	-17.44%	to	-17.77%
2021	0.95%	to	1.35%	4,867	56.21	to	51.93	265,906	0.66%	24.95%	to	24.44%

ETVFR
2025	0.95%	to	1.15%	2,782	13.67	to	13.35	37,868	6.69%	2.97%	to	2.76%
2024	0.95%	to	1.15%	1,987	13.27	to	12.99	26,226	7.91%	6.65%	to	6.44%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.95%	to	1.15%	2,260	12.44	to	12.20	27,976	8.17%	10.16%	to	9.94%
2022	0.95%	to	1.15%	4,603	11.30	to	11.10	51,874	4.74%	-3.66%	to	-3.85%
2021	0.95%	to	1.15%	3,181	11.73	to	11.55	37,178	2.90%	2.64%	to	2.43%

FHIBS
2025	0.95%	to	1.85%	23,766	34.59	to	27.82	789,385	5.92%	7.16%	to	6.18%
2024	0.95%	to	1.85%	32,545	32.28	to	26.20	998,442	5.48%	4.84%	to	3.88%
2023	0.95%	to	1.85%	36,442	30.79	to	25.22	1,072,130	5.61%	11.40%	to	10.40%
2022	0.95%	to	1.85%	38,575	27.64	to	22.85	1,021,514	5.91%	-12.76%	to	-13.55%
2021	0.95%	to	1.75%	49,109	31.68	to	26.96	1,487,958	4.93%	3.45%	to	2.62%

FQB
2025	0.95%	to	1.20%	22,308	19.60	to	18.46	422,684	3.33%	6.07%	to	5.80%
2024	0.95%	to	1.35%	29,071	18.47	to	16.86	520,193	3.01%	2.89%	to	2.48%
2023	0.95%	to	1.55%	31,275	17.95	to	15.75	544,505	2.69%	5.13%	to	4.50%
2022	0.95%	to	1.55%	34,345	17.08	to	15.07	568,740	2.66%	-10.14%	to	-10.68%
2021	0.95%	to	1.55%	35,481	19.00	to	16.87	655,492	3.07%	-2.33%	to	-2.92%

FQBS
2025	0.95%	to	1.85%	40,589	18.69	to	15.06	735,820	3.14%	5.80%	to	4.84%
2024	0.95%	to	1.85%	49,169	17.67	to	14.36	836,404	2.86%	2.63%	to	1.69%
2023	0.95%	to	1.85%	54,293	17.21	to	14.12	901,537	2.37%	4.85%	to	3.90%
2022	0.95%	to	1.85%	56,181	16.42	to	13.60	889,241	2.35%	-10.31%	to	-11.13%
2021	0.95%	to	1.85%	62,978	18.31	to	15.30	1,116,386	2.34%	-2.60%	to	-3.48%

FVK2
2025	0.95%	to	1.20%	1,186	42.02	to	40.37	48,562	0.00%	10.46%	to	10.18%
2024	0.95%	to	1.20%	1,191	38.04	to	36.64	44,218	0.88%	15.93%	to	15.64%
2023	0.95%	to	1.20%	1,478	32.81	to	31.69	47,426	0.00%	14.14%	to	13.85%
2022	0.95%	to	1.20%	1,647	28.75	to	27.83	46,436	0.00%	-30.75%	to	-30.93%
2021	0.95%	to	1.20%	1,672	41.52	to	40.29	68,226	0.00%	1.54%	to	1.28%

FVU2S
2025	0.95%	to	1.40%	20,850	13.90	to	13.44	287,870	2.66%	5.72%	to	5.24%
2024	0.95%	to	1.40%	22,933	13.15	to	12.77	299,594	2.00%	14.31%	to	13.78%
2023	0.95%	to	1.40%	25,645	11.50	to	11.22	293,366	1.57%	7.30%	to	6.82%
2022	0.95%	to	1.40%	26,517	10.72	to	10.51	282,984	0.00%	-14.81%	to	-15.20%
2021	0.95%	to	1.40%	33,920	12.58	to	12.39	425,111	1.56%	17.13%	to	16.60%

FAM2
2025	0.95%	to	1.45%	15,055	27.67	to	24.30	411,732	2.30%	13.56%	to	12.99%
2024	0.95%	to	1.45%	16,475	24.37	to	21.51	397,131	2.25%	7.20%	to	6.66%
2023	0.95%	to	1.45%	21,157	22.73	to	20.17	475,756	2.11%	11.59%	to	11.02%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.95%	to	1.45%	22,968	20.37	to	18.16	463,109	1.94%	-15.96%	to	-16.38%
2021	0.95%	to	1.45%	23,458	24.24	to	21.72	562,781	1.41%	8.64%	to	8.09%

FAMG2
2025	0.95%	to	1.45%	11,783	28.27	to	24.83	330,479	1.79%	16.84%	to	16.25%
2024	0.95%	to	1.45%	12,198	24.20	to	21.36	293,091	1.67%	9.50%	to	8.94%
2023	0.95%	to	1.45%	14,033	22.10	to	19.61	307,864	1.68%	14.95%	to	14.37%
2022	0.95%	to	1.60%	15,578	19.23	to	16.56	296,315	1.61%	-17.83%	to	-18.37%
2021	0.95%	to	1.60%	19,825	23.40	to	20.29	459,187	1.21%	12.61%	to	11.87%

FAMGP
2025	1.30%	to	1.50%	20,475	43.31	to	35.06	863,391	1.88%	16.71%	to	16.47%
2024	1.30%	to	1.50%	24,086	37.11	to	30.10	870,700	1.77%	9.36%	to	9.14%
2023	1.30%	to	1.50%	25,349	33.94	to	27.58	838,537	1.86%	14.86%	to	14.63%
2022	1.30%	to	1.50%	25,078	29.55	to	24.06	723,011	1.76%	-17.96%	to	-18.12%
2021	1.30%	to	1.50%	27,471	36.01	to	29.39	966,565	1.36%	12.48%	to	12.25%

FAMGS
2025	0.95%	to	1.25%	9,324	37.69	to	29.35	344,418	1.72%	16.98%	to	16.63%
2024	0.95%	to	1.25%	10,696	32.22	to	25.16	337,970	1.63%	9.67%	to	9.34%
2023	0.95%	to	1.25%	12,373	29.38	to	23.01	357,105	1.67%	15.11%	to	14.76%
2022	0.95%	to	1.40%	15,488	25.52	to	19.35	378,591	1.73%	-17.74%	to	-18.11%
2021	0.95%	to	1.40%	16,154	31.03	to	23.62	480,967	1.25%	12.81%	to	12.29%

FAMP
2025	1.30%	to	1.45%	34,823	39.26	to	32.94	1,320,840	2.57%	13.49%	to	13.32%
2024	1.30%	to	1.45%	35,126	34.60	to	29.07	1,174,927	2.42%	7.08%	to	6.92%
2023	1.30%	to	1.45%	37,309	32.31	to	27.19	1,167,413	2.30%	11.48%	to	11.31%
2022	1.30%	to	1.45%	41,957	28.98	to	24.43	1,179,501	2.08%	-16.04%	to	-16.17%
2021	1.30%	to	1.45%	43,253	34.52	to	29.14	1,450,008	1.51%	8.49%	to	8.33%

FAMS
2025	0.95%	to	1.05%	13,905	35.15	to	34.17	485,581	2.45%	13.77%	to	13.65%
2024	0.95%	to	1.05%	17,072	30.90	to	30.07	523,780	2.13%	7.30%	to	7.19%
2023	0.95%	to	1.05%	19,522	28.79	to	28.05	558,731	2.06%	11.83%	to	11.72%
2022	0.95%	to	1.05%	22,358	25.75	to	25.11	572,682	1.88%	-15.84%	to	-15.92%
2021	0.95%	to	1.05%	25,603	30.59	to	29.86	779,053	1.41%	8.76%	to	8.65%

FB2
2025	0.95%	to	1.60%	29,769	46.64	to	39.39	1,347,817	1.50%	13.87%	to	13.12%
2024	0.95%	to	1.60%	35,234	40.96	to	34.82	1,391,468	1.69%	14.52%	to	13.77%
2023	0.95%	to	1.60%	36,111	35.77	to	30.61	1,245,927	1.54%	20.09%	to	19.30%
2022	0.95%	to	1.60%	38,403	29.78	to	25.66	1,104,408	1.06%	-18.96%	to	-19.49%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.95%	to	1.60%	41,627	36.75	to	31.87	1,479,945	0.72%	16.87%	to	16.10%

FBP
2025	1.30%	to	1.50%	153,578	78.83	to	51.97	11,476,288	1.74%	13.71%	to	13.48%
2024	1.30%	to	1.50%	167,997	69.33	to	45.80	11,082,270	1.78%	14.41%	to	14.17%
2023	1.30%	to	1.50%	189,941	60.60	to	40.12	10,989,313	1.71%	19.95%	to	19.71%
2022	1.30%	to	1.50%	201,592	50.52	to	33.51	9,742,610	1.27%	-19.01%	to	-19.17%
2021	1.30%	to	1.50%	216,501	62.37	to	41.46	12,944,326	0.92%	16.73%	to	16.49%

FBS
2025	0.95%	to	1.10%	33,716	55.88	to	44.76	1,868,970	1.61%	14.05%	to	13.88%
2024	0.95%	to	1.10%	42,382	49.00	to	39.30	2,060,754	1.71%	14.67%	to	14.50%
2023	0.95%	to	1.10%	49,265	42.73	to	34.33	2,089,631	1.62%	20.25%	to	20.07%
2022	0.95%	to	1.10%	53,150	35.53	to	28.59	1,875,108	1.19%	-18.80%	to	-18.92%
2021	0.95%	to	1.10%	56,080	43.76	to	35.26	2,436,374	0.84%	17.01%	to	16.83%

FDCA2
2025	0.95%	to	1.60%	31,544	56.65	to	47.98	1,716,442	0.42%	17.36%	to	16.59%
2024	0.95%	to	1.60%	32,329	48.27	to	41.15	1,501,383	0.05%	24.00%	to	23.18%
2023	0.95%	to	1.60%	34,496	38.93	to	33.41	1,294,953	0.12%	27.50%	to	26.67%
2022	0.95%	to	1.60%	36,593	30.53	to	26.37	1,079,476	0.10%	-21.80%	to	-22.31%
2021	0.95%	to	1.60%	42,041	39.04	to	33.95	1,592,761	0.12%	23.09%	to	22.28%

FDCAS
2025	0.95%			9,322	58.89			549,000	0.53%	17.56%
2024	0.95%	to	1.00%	10,155	50.10	to	49.49	508,400	0.15%	24.16%	to	24.09%
2023	0.95%	to	1.00%	10,486	40.35	to	39.88	422,830	0.28%	27.71%	to	27.65%
2022	0.95%	to	1.00%	11,033	31.59	to	31.24	348,383	0.23%	-21.69%	to	-21.73%
2021	0.95%	to	1.00%	11,033	40.34	to	39.91	444,875	0.32%	23.29%	to	23.23%

FEI2
2025	0.95%	to	1.85%	151,280	48.66	to	38.50	7,047,245	1.60%	17.62%	to	16.55%
2024	0.95%	to	1.85%	177,825	41.37	to	33.03	7,050,677	1.54%	13.96%	to	12.92%
2023	0.95%	to	1.85%	203,486	36.31	to	29.25	7,092,811	1.73%	9.33%	to	8.34%
2022	0.95%	to	1.85%	219,783	33.21	to	27.00	7,011,769	1.65%	-6.14%	to	-6.99%
2021	0.95%	to	1.85%	249,734	35.38	to	29.03	8,505,615	1.65%	23.42%	to	22.30%

FEIP
2025	1.30%	to	1.50%	108,406	66.17	to	52.70	6,976,343	1.78%	17.47%	to	17.24%
2024	1.30%	to	1.50%	121,310	56.32	to	44.95	6,635,320	1.73%	13.84%	to	13.61%
2023	1.30%	to	1.50%	132,989	49.48	to	39.57	6,395,730	1.86%	9.21%	to	8.99%
2022	1.30%	to	1.50%	150,016	45.30	to	36.30	6,599,523	1.86%	-6.19%	to	-6.38%
2021	1.30%	to	1.50%	163,859	48.29	to	38.78	7,694,964	1.86%	23.27%	to	23.02%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FEIS
2025	0.95%	to	1.50%	98,577	56.46	to	40.22	5,377,178	1.63%	17.79%	to	17.14%
2024	0.95%	to	1.50%	116,269	47.93	to	34.34	5,365,287	1.65%	14.14%	to	13.51%
2023	0.95%	to	1.50%	134,736	41.99	to	30.25	5,396,771	1.76%	9.49%	to	8.88%
2022	0.95%	to	1.50%	154,728	38.35	to	27.78	5,639,024	1.71%	-5.99%	to	-6.51%
2021	0.95%	to	1.50%	177,009	40.80	to	29.72	6,891,515	1.76%	23.64%	to	22.96%

FG2
2025	0.95%	to	1.85%	159,978	55.87	to	44.20	8,710,884	0.05%	13.52%	to	12.49%
2024	0.95%	to	1.85%	195,628	49.22	to	39.30	9,384,139	0.00%	28.83%	to	27.66%
2023	0.95%	to	1.85%	224,442	38.20	to	30.78	8,353,184	0.00%	34.60%	to	33.38%
2022	0.95%	to	1.85%	241,351	28.38	to	23.08	6,651,539	0.37%	-25.36%	to	-26.04%
2021	0.95%	to	1.85%	285,719	38.03	to	31.20	10,559,677	0.00%	21.74%	to	20.63%

FGI2
2025	0.95%	to	1.60%	62,601	53.51	to	45.19	3,275,216	1.17%	20.06%	to	19.27%
2024	0.95%	to	1.60%	84,653	44.57	to	37.89	3,636,149	1.25%	20.79%	to	20.00%
2023	0.95%	to	1.60%	92,887	36.90	to	31.58	3,304,112	1.45%	17.24%	to	16.48%
2022	0.95%	to	1.60%	100,263	31.47	to	27.11	3,051,811	1.40%	-6.07%	to	-6.69%
2021	0.95%	to	1.60%	114,788	33.51	to	29.05	3,727,996	2.20%	24.45%	to	23.63%

FGIS
2021	0.95%	to	1.25%	2	44.94	to	31.56	77	0.40%	24.57%	to	24.19%

FGP
2025	1.30%	to	1.50%	132,881	122.52	to	99.85	15,688,757	0.28%	13.41%	to	13.18%
2024	1.30%	to	1.50%	150,849	108.03	to	88.22	15,709,209	0.00%	28.69%	to	28.42%
2023	1.30%	to	1.50%	168,282	83.95	to	68.70	13,637,280	0.13%	34.47%	to	34.20%
2022	1.30%	to	1.50%	178,119	62.43	to	51.19	10,743,235	0.61%	-25.44%	to	-25.59%
2021	1.30%	to	1.50%	193,567	83.73	to	68.79	15,667,680	0.00%	21.61%	to	21.37%

FGS
2025	0.95%	to	1.50%	133,312	108.78	to	64.37	14,342,442	0.21%	13.69%	to	13.06%
2024	0.95%	to	1.50%	142,845	95.68	to	56.94	13,523,302	0.00%	29.02%	to	28.30%
2023	0.95%	to	1.50%	159,379	74.16	to	44.38	11,691,069	0.04%	34.81%	to	34.06%
2022	0.95%	to	1.50%	178,954	55.01	to	33.10	9,714,606	0.51%	-25.24%	to	-25.65%
2021	0.95%	to	1.50%	186,361	73.58	to	44.53	13,538,737	0.00%	21.91%	to	21.24%

FHI2
2025	0.95%	to	1.85%	43,948	23.18	to	18.34	968,577	6.51%	9.26%	to	8.27%
2024	0.95%	to	1.85%	48,553	21.21	to	16.94	981,191	5.45%	7.58%	to	6.60%
2023	0.95%	to	1.85%	71,552	19.72	to	15.89	1,349,643	5.62%	9.19%	to	8.20%
2022	0.95%	to	1.85%	75,823	18.06	to	14.68	1,313,644	4.95%	-12.51%	to	-13.31%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.95%	to	1.85%	83,927	20.64	to	16.94	1,665,107	5.23%	3.30%	to	2.36%

FHIP
2025	1.30%	to	1.50%	126,367	25.67	to	20.68	3,141,611	6.33%	8.93%	to	8.71%
2024	1.30%	to	1.50%	154,857	23.57	to	19.03	3,524,593	5.75%	7.55%	to	7.33%
2023	1.30%	to	1.50%	173,704	21.91	to	17.73	3,682,535	5.54%	9.04%	to	8.82%
2022	1.30%	to	1.50%	189,618	20.10	to	16.29	3,691,836	5.04%	-12.52%	to	-12.70%
2021	1.30%	to	1.50%	203,392	22.97	to	18.66	4,533,581	5.27%	3.05%	to	2.85%

FHIS
2025	0.95%	to	1.50%	70,934	22.61	to	19.20	1,592,470	6.23%	9.27%	to	8.67%
2024	0.95%	to	1.50%	77,739	20.69	to	17.67	1,597,316	5.41%	7.69%	to	7.08%
2023	0.95%	to	1.50%	92,686	19.22	to	16.50	1,758,618	5.65%	9.46%	to	8.85%
2022	0.95%	to	1.50%	98,662	17.56	to	15.16	1,711,232	4.84%	-12.40%	to	-12.88%
2021	0.95%	to	1.50%	108,437	20.04	to	17.40	2,148,279	5.14%	3.50%	to	2.93%

FIGBP
2025	0.95%	to	1.45%	189,033	24.64	to	21.88	4,547,876	3.67%	6.21%	to	5.67%
2024	0.95%	to	1.45%	181,392	23.20	to	20.71	4,103,882	3.34%	0.82%	to	0.31%
2023	0.95%	to	1.55%	207,828	23.01	to	18.57	4,669,026	2.54%	5.20%	to	4.56%
2022	0.95%	to	1.55%	229,478	21.88	to	17.76	4,909,873	2.15%	-13.79%	to	-14.31%
2021	0.95%	to	1.55%	268,001	25.37	to	20.73	6,672,838	2.01%	-1.55%	to	-2.15%

FIP
2025	0.95%	to	1.50%	359,248	83.34	to	76.72	30,571,395	1.12%	16.66%	to	16.01%
2024	0.95%	to	1.50%	399,603	71.44	to	66.13	29,388,528	1.27%	23.71%	to	23.02%
2023	0.95%	to	1.50%	430,817	57.75	to	53.76	25,698,077	1.46%	25.00%	to	24.31%
2022	0.95%	to	1.55%	471,124	46.20	to	29.80	22,519,648	1.44%	-18.99%	to	-19.48%
2021	0.95%	to	1.55%	507,494	57.03	to	37.01	29,969,763	1.25%	27.36%	to	26.59%

FMCP
2025	1.30%		11,760	141.88			1,668,469	0.40%	10.30%
2024	1.30%		14,444	128.63			1,857,848	0.51%	15.96%
2023	1.30%		17,579	110.93			1,950,011	0.58%	13.58%
2022	1.30%		19,785	97.66			1,932,226	0.50%	-15.85%
2021	1.30%		20,262	116.06			2,351,419	0.58%	23.97%

FMMP
2025	0.95%	to	1.50%	611,315	14.12	to	12.21	8,130,509	4.05%	3.15%	to	2.57%
2024	0.95%	to	1.50%	476,629	13.69	to	11.90	6,158,891	4.94%	4.07%	to	3.49%
2023	0.95%	to	1.50%	387,191	13.15	to	11.50	4,856,465	4.81%	3.92%	to	3.34%
2022	0.95%	to	1.50%	408,246	12.66	to	11.13	4,927,686	1.43%	0.49%	to	-0.07%
2021	0.95%	to	1.50%	412,873	12.60	to	11.13	4,951,424	0.01%	-0.94%	to	-1.49%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FO2
2025	0.95%	to	1.75%	80,938	22.56	to	18.32	1,785,509	1.35%	18.91%	to	17.95%
2024	0.95%	to	1.75%	88,552	18.97	to	15.53	1,644,657	1.38%	3.81%	to	2.96%
2023	0.95%	to	1.75%	95,536	18.28	to	15.09	1,707,692	0.80%	19.08%	to	18.12%
2022	0.95%	to	1.75%	102,210	15.35	to	12.77	1,534,461	0.81%	-25.40%	to	-26.00%
2021	0.95%	to	1.75%	109,258	20.57	to	17.26	2,200,832	0.32%	18.26%	to	17.30%

FOP
2025	1.30%	to	1.50%	123,618	37.80	to	30.50	4,540,986	1.56%	18.83%	to	18.59%
2024	1.30%	to	1.50%	139,853	31.81	to	25.72	4,316,209	1.60%	3.68%	to	3.47%
2023	1.30%	to	1.50%	150,554	30.68	to	24.86	4,487,926	1.02%	18.94%	to	18.70%
2022	1.30%	to	1.50%	165,757	25.79	to	20.94	4,160,836	1.05%	-25.47%	to	-25.62%
2021	1.30%	to	1.50%	176,781	34.61	to	28.15	5,959,488	0.51%	18.14%	to	17.90%

FOS
2025	0.95%	to	1.25%	46,220	33.26	to	26.95	1,517,121	1.54%	19.14%	to	18.78%
2024	0.95%	to	1.25%	47,687	27.92	to	22.69	1,314,204	1.59%	3.95%	to	3.64%
2023	0.95%	to	1.45%	55,527	26.86	to	20.83	1,435,764	0.92%	19.27%	to	18.67%
2022	0.95%	to	1.45%	61,532	22.52	to	17.55	1,337,366	0.96%	-25.30%	to	-25.68%
2021	0.95%	to	1.45%	65,362	30.14	to	23.61	1,903,612	0.44%	18.44%	to	17.84%

FV2
2025	0.95%	to	1.75%	6,516	49.55	to	40.59	307,648	1.27%	9.90%	to	9.01%
2024	0.95%	to	1.75%	6,785	45.08	to	37.24	291,921	1.14%	10.02%	to	9.13%
2023	0.95%	to	1.75%	7,854	40.98	to	34.12	305,557	1.03%	18.34%	to	17.39%
2022	0.95%	to	1.75%	9,091	34.63	to	29.07	300,234	1.05%	-5.20%	to	-5.96%
2021	0.95%	to	1.75%	10,977	36.53	to	30.91	385,251	1.48%	28.49%	to	27.45%

FVS
2025	0.95%	to	1.05%	3,261	51.43	to	50.17	167,477	1.21%	10.09%	to	9.98%
2024	0.95%	to	1.05%	3,593	46.72	to	45.62	167,514	1.06%	10.17%	to	10.06%
2023	0.95%	to	1.05%	4,552	42.41	to	41.45	192,710	1.21%	18.54%	to	18.42%
2022	0.95%	to	1.05%	4,574	35.78	to	35.00	163,339	0.90%	-5.08%	to	-5.18%
2021	0.95%	to	1.05%	6,746	37.69	to	36.92	253,166	1.57%	28.69%	to	28.56%

FVSS
2025	0.95%	to	1.10%	3,161	60.57	to	58.45	190,750	0.95%	6.89%	to	6.72%
2024	0.95%	to	1.10%	3,609	56.67	to	54.76	203,269	0.92%	8.23%	to	8.06%
2023	0.95%	to	1.10%	3,918	52.36	to	50.68	203,819	1.10%	19.63%	to	19.45%
2022	0.95%	to	1.10%	3,230	43.77	to	42.43	140,197	1.03%	-8.07%	to	-8.21%
2021	0.95%	to	1.10%	3,231	47.61	to	46.22	152,822	1.46%	32.21%	to	32.01%

FVSS2

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	1.85%	17,651	55.32	to	44.57	940,695	0.80%	6.68%	to	5.71%
2024	0.95%	to	1.85%	18,671	51.85	to	42.16	933,133	0.76%	8.12%	to	7.13%
2023	0.95%	to	1.85%	20,409	47.96	to	39.35	941,280	0.86%	19.46%	to	18.38%
2022	0.95%	to	1.85%	23,921	40.15	to	33.24	925,083	0.83%	-8.23%	to	-9.06%
2021	0.95%	to	1.85%	26,578	43.74	to	36.55	1,120,141	1.25%	32.08%	to	30.88%

FTVFA2
2025	0.95%	to	1.40%	7,501	22.19	to	20.47	161,692	2.71%	11.53%	to	11.02%
2024	0.95%	to	1.40%	17,442	19.89	to	18.44	336,409	2.10%	8.11%	to	7.61%
2023	0.95%	to	1.55%	21,870	18.40	to	16.73	387,304	1.45%	13.53%	to	12.84%
2022	0.95%	to	1.55%	22,342	16.21	to	14.83	349,212	1.66%	-16.80%	to	-17.30%
2021	0.95%	to	1.55%	23,265	19.48	to	17.93	437,954	1.68%	10.62%	to	9.95%

TIF
2025	0.95%	to	1.35%	2,068	26.77	to	24.33	53,299	2.53%	28.28%	to	27.76%
2024	0.95%	to	1.35%	2,390	20.87	to	19.04	48,146	2.59%	-1.74%	to	-2.14%
2023	0.95%	to	1.35%	2,828	21.24	to	19.46	58,064	3.38%	19.95%	to	19.46%
2022	0.95%	to	1.35%	2,941	17.71	to	16.29	50,445	3.25%	-8.26%	to	-8.63%
2021	0.95%	to	1.35%	3,357	19.30	to	17.83	62,851	1.97%	3.44%	to	3.03%

ACC2
2024	0.95%	to	1.85%	48,979	47.00	to	38.15	2,213,159	1.49%	13.77%	to	12.73%
2023	0.95%	to	1.85%	53,631	41.31	to	33.84	2,133,134	1.54%	11.03%	to	10.03%
2022	0.95%	to	1.85%	63,766	37.21	to	30.75	2,279,379	1.29%	-0.11%	to	-1.02%
2021	0.95%	to	1.75%	78,924	37.25	to	31.70	2,834,695	1.52%	31.78%	to	30.72%

AVCE2
2025	0.95%	to	1.80%	8,185	41.59	to	35.11	321,703	0.40%	14.79%	to	13.80%
2024	0.95%	to	1.80%	9,243	36.24	to	30.85	318,949	0.50%	24.09%	to	23.02%
2023	0.95%	to	1.80%	9,497	29.20	to	25.07	264,905	0.47%	21.92%	to	20.88%
2022	0.95%	to	1.80%	11,623	23.95	to	20.74	264,448	0.61%	-21.50%	to	-22.18%
2021	0.95%	to	1.80%	12,893	30.51	to	26.66	376,197	0.40%	26.17%	to	25.09%

AVGI
2025	0.95%	to	1.10%	3,485	43.66	to	42.38	149,782	0.60%	15.06%	to	14.89%
2024	0.95%	to	1.35%	4,188	37.95	to	35.19	155,552	0.71%	24.41%	to	23.90%
2023	0.95%	to	1.35%	4,314	30.50	to	28.40	129,007	0.75%	22.20%	to	21.70%
2022	0.95%	to	1.35%	4,330	24.96	to	23.33	106,098	1.00%	-21.30%	to	-21.62%
2021	0.95%	to	1.35%	3,514	31.72	to	29.77	109,689	1.02%	26.53%	to	26.02%

AVIE2
2025	0.95%	to	1.75%	754	37.52	to	30.92	26,299	1.16%	15.13%	to	14.20%
2024	0.95%	to	1.75%	856	32.59	to	27.08	26,085	1.12%	-0.61%	to	-1.42%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.95%	to	1.75%	1,545	32.80	to	27.47	48,350	0.00%	16.75%	to	15.81%
2022	0.95%	to	1.75%	1,807	28.09	to	23.72	48,503	1.38%	-19.28%	to	-19.93%
2021	0.95%	to	1.75%	2,057	34.80	to	29.62	68,592	1.03%	4.60%	to	3.76%

AVMCCI
2025	1.10%			2,066	44.10			91,129	0.30%	7.99%
2024	1.10%	to	1.35%	2,898	40.84	to	38.57	117,493	0.34%	15.77%	to	15.48%
2023	1.10%	to	1.35%	3,015	35.28	to	33.40	105,628	0.27%	13.21%	to	12.93%
2022	1.10%	to	1.35%	3,774	31.16	to	29.58	116,736	0.35%	-15.20%	to	-15.42%
2021	1.10%	to	1.35%	3,998	36.75	to	34.97	145,898	0.44%	21.89%	to	21.58%

OVAG
2025	1.10%			812	16.86			13,686	0.00%	3.64%
2024	1.10%			1,245	16.27			20,254	0.00%	22.86%
2023	1.10%			1,252	13.24			16,583	0.00%	11.91%
2022	1.10%			1,261	11.83			14,921	0.00%	-31.74%
2021	1.10%			1,269	17.34			21,999	0.00%	17.79%

OVAG2
2025	0.95%	to	1.20%	5,207	16.76	to	16.52	86,700	0.00%	3.54%	to	3.28%
2024	0.95%	to	1.20%	5,654	16.18	to	15.99	90,998	0.00%	22.74%	to	22.43%
2023	0.95%	to	1.20%	5,851	13.19	to	13.06	76,818	0.00%	11.78%	to	11.50%
2022	0.95%	to	1.40%	7,587	11.80	to	11.65	89,170	0.00%	-31.78%	to	-32.09%
2021	0.95%	to	1.40%	7,570	17.29	to	17.16	130,645	0.00%	17.66%	to	17.13%

OVGS
2024	0.95%	to	1.35%	3,385	56.23	to	51.32	184,611	0.00%	14.96%	to	14.49%
2023	0.95%	to	1.35%	3,633	48.92	to	44.83	172,580	0.23%	33.46%	to	32.92%
2022	0.95%	to	1.35%	3,715	36.65	to	33.72	132,407	0.00%	-32.41%	to	-32.69%
2021	0.95%	to	1.35%	4,426	54.23	to	50.10	233,612	0.00%	14.39%	to	13.93%

OVGSS
2024	0.95%	to	1.85%	35,510	53.23	to	43.20	1,829,284	0.00%	14.68%	to	13.63%
2023	0.95%	to	1.85%	41,061	46.41	to	38.01	1,845,476	0.00%	33.17%	to	31.97%
2022	0.95%	to	1.85%	50,961	34.85	to	28.81	1,714,047	0.00%	-32.58%	to	-33.20%
2021	0.95%	to	1.85%	64,432	51.70	to	43.12	3,221,318	0.00%	14.08%	to	13.04%

OVSB
2025	0.95%	to	1.10%	5,117	12.13	to	11.89	60,991	5.78%	11.91%	to	11.74%
2024	0.95%	to	1.15%	5,446	10.84	to	10.57	58,068	2.99%	2.18%	to	1.97%
2023	0.95%	to	1.15%	6,703	10.61	to	10.37	70,012	0.00%	7.85%	to	7.63%
2022	0.95%	to	1.35%	7,950	9.83	to	9.44	77,087	0.00%	-12.30%	to	-12.65%
2021	0.95%	to	1.35%	7,856	11.21	to	10.80	86,971	4.93%	-4.33%	to	-4.72%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

OVSBS
2025	0.95%	to	1.85%	60,307	22.36	to	17.98	1,298,472	5.33%	11.68%	to	10.67%
2024	0.95%	to	1.85%	67,255	20.02	to	16.25	1,295,248	2.63%	1.81%	to	0.88%
2023	0.95%	to	1.85%	75,235	19.67	to	16.11	1,427,808	0.00%	7.57%	to	6.60%
2022	0.95%	to	1.85%	86,280	18.28	to	15.11	1,524,621	0.00%	-12.55%	to	-13.34%
2021	0.95%	to	1.75%	97,984	20.91	to	17.80	1,983,142	4.16%	-4.48%	to	-5.25%

OVSC
2025	0.95%	to	1.20%	3,703	71.34	to	67.22	255,738	0.46%	7.67%	to	7.40%
2024	0.95%	to	1.20%	7,918	66.26	to	62.59	507,986	0.00%	11.61%	to	11.33%
2023	0.95%	to	1.20%	8,055	59.37	to	56.22	463,689	1.18%	17.01%	to	16.72%
2022	0.95%	to	1.20%	8,368	50.74	to	48.17	412,242	0.53%	-16.63%	to	-16.84%
2021	0.95%	to	1.20%	7,953	60.86	to	57.92	470,676	0.38%	21.39%	to	21.08%

OVSCS
2025	0.95%	to	1.20%	10,379	38.84	to	36.96	395,073	0.24%	7.41%	to	7.14%
2024	0.95%	to	1.40%	10,912	36.16	to	33.22	386,131	0.00%	11.33%	to	10.82%
2023	0.95%	to	1.40%	6,287	32.48	to	29.97	198,259	0.91%	16.70%	to	16.17%
2022	0.95%	to	1.40%	9,256	27.83	to	25.80	249,822	0.26%	-16.84%	to	-17.22%
2021	0.95%	to	1.40%	10,526	33.47	to	31.17	343,366	0.18%	21.10%	to	20.55%

M2IGSS
2024	0.95%	to	1.75%	47,947	30.27	to	27.97	1,420,208	0.13%	14.87%	to	13.94%
2023	0.95%	to	1.75%	49,009	26.35	to	24.55	1,266,672	0.05%	22.53%	to	21.55%
2022	0.95%	to	1.75%	54,198	21.51	to	20.19	1,145,810	0.00%	-20.21%	to	-20.85%
2021	0.95%	to	1.75%	57,412	26.95	to	25.52	1,525,107	0.03%	24.46%	to	23.46%

MMCGSC
2025	0.95%	to	1.85%	37,172	40.38	to	32.47	1,428,823	0.00%	2.42%	to	1.49%
2024	0.95%	to	1.85%	39,759	39.42	to	31.99	1,493,145	0.00%	13.35%	to	12.32%
2023	0.95%	to	1.85%	42,918	34.78	to	28.48	1,427,332	0.00%	19.83%	to	18.74%
2022	0.95%	to	1.85%	48,006	29.03	to	23.99	1,332,054	0.00%	-29.47%	to	-30.11%
2021	0.95%	to	1.85%	58,066	41.15	to	34.32	2,299,097	0.00%	12.79%	to	11.77%

MNDSC
2025	0.95%	to	1.65%	11,530	50.05	to	42.25	556,108	0.00%	11.49%	to	10.70%
2024	0.95%	to	1.65%	15,658	44.89	to	38.17	675,521	0.00%	5.42%	to	4.67%
2023	0.95%	to	1.65%	19,310	42.58	to	36.46	793,100	0.00%	13.17%	to	12.37%
2022	0.95%	to	1.65%	22,554	37.63	to	32.45	821,009	0.00%	-30.66%	to	-31.15%
2021	0.95%	to	1.65%	26,697	54.27	to	47.13	1,401,630	0.00%	0.61%	to	-0.10%

MVFSC
2024	0.95%	to	1.85%	38,245	48.44	to	39.31	1,785,124	1.43%	10.29%	to	9.28%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.95%	to	1.85%	42,552	43.92	to	35.98	1,804,920	1.40%	6.61%	to	5.65%
2022	0.95%	to	1.85%	46,069	41.20	to	34.05	1,834,098	1.25%	-7.03%	to	-7.88%
2021	0.95%	to	1.60%	52,562	44.32	to	38.88	2,251,698	1.11%	23.97%	to	23.16%

MVIVSC
2025	0.95%	to	1.45%	11,896	36.78	to	33.97	430,068	1.35%	31.70%	to	31.04%
2024	0.95%	to	1.45%	12,574	27.92	to	25.93	345,511	1.14%	5.94%	to	5.41%
2023	0.95%	to	1.45%	18,262	26.36	to	24.60	475,870	0.47%	16.26%	to	15.67%
2022	0.95%	to	1.45%	19,188	22.67	to	21.27	430,264	0.52%	-24.48%	to	-24.86%
2021	0.95%	to	1.45%	26,100	30.02	to	28.30	772,396	0.14%	9.23%	to	8.68%

GBF
2025	0.95%	to	1.85%	152,784	15.16	to	12.20	2,253,081	3.79%	5.99%	to	5.02%
2024	0.95%	to	1.85%	164,571	14.31	to	11.61	2,291,477	3.20%	0.06%	to	-0.85%
2023	0.95%	to	1.85%	174,464	14.30	to	11.71	2,432,106	2.52%	3.71%	to	2.77%
2022	0.95%	to	1.85%	203,093	13.79	to	11.40	2,723,988	1.92%	-13.38%	to	-14.17%
2021	0.95%	to	1.75%	224,407	15.92	to	13.55	3,470,978	1.59%	-3.01%	to	-3.79%

GEM2
2025	0.95%	to	1.85%	18,511	34.60	to	27.83	627,373	0.19%	34.49%	to	33.27%
2024	0.95%	to	1.85%	19,894	25.73	to	20.88	500,730	1.33%	4.99%	to	4.03%
2023	0.95%	to	1.85%	21,828	24.51	to	20.07	522,860	1.47%	2.88%	to	1.95%
2022	0.95%	to	1.85%	24,531	23.82	to	19.69	571,631	0.66%	-25.63%	to	-26.30%
2021	0.95%	to	1.75%	25,719	32.03	to	27.26	806,944	0.92%	-8.39%	to	-9.13%

GVAAA2
2025	0.95%	to	1.55%	78,765	33.67	to	29.88	2,612,259	0.00%	14.31%	to	13.62%
2024	0.95%	to	1.55%	87,555	29.45	to	26.30	2,541,343	0.00%	14.89%	to	14.19%
2023	0.95%	to	1.55%	133,616	25.64	to	23.03	3,388,860	0.00%	12.76%	to	12.08%
2022	0.95%	to	1.55%	150,543	22.74	to	20.55	3,371,370	0.00%	-14.56%	to	-15.08%
2021	0.95%	to	1.55%	171,703	26.61	to	24.20	4,491,482	1.13%	13.62%	to	12.93%

GVABD2
2025	0.95%	to	1.50%	26,822	13.25	to	11.88	342,127	0.00%	5.71%	to	5.13%
2024	0.95%	to	1.50%	26,923	12.54	to	11.30	325,795	0.00%	-0.14%	to	-0.70%
2023	0.95%	to	1.80%	33,125	12.55	to	10.78	395,646	0.00%	3.51%	to	2.63%
2022	0.95%	to	1.80%	30,730	12.13	to	10.50	355,476	0.00%	-13.63%	to	-14.37%
2021	0.95%	to	1.80%	33,669	14.04	to	12.27	453,763	1.90%	-1.66%	to	-2.50%

GVAGG2
2025	0.95%	to	1.55%	22,842	46.59	to	41.34	1,050,644	0.00%	20.06%	to	19.33%
2024	0.95%	to	1.55%	23,686	38.80	to	34.64	908,121	0.00%	12.15%	to	11.46%
2023	0.95%	to	1.80%	37,976	34.60	to	29.72	1,288,849	0.00%	20.99%	to	19.95%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.95%	to	1.80%	38,864	28.60	to	24.77	1,091,445	0.00%	-25.77%	to	-26.40%
2021	0.95%	to	1.80%	43,765	38.53	to	33.66	1,659,575	0.00%	14.90%	to	13.92%

GVAGI2
2025	0.95%	to	1.40%	18,422	44.67	to	41.03	806,260	0.00%	16.52%	to	15.99%
2024	0.95%	to	1.40%	22,195	38.34	to	35.37	835,894	0.00%	22.57%	to	22.01%
2023	0.95%	to	1.40%	22,807	31.28	to	28.99	701,264	0.00%	24.49%	to	23.93%
2022	0.95%	to	1.40%	21,463	25.12	to	23.39	530,362	0.00%	-17.61%	to	-17.98%
2021	0.95%	to	1.40%	25,897	30.49	to	28.52	777,792	1.06%	22.47%	to	21.92%

GVAGR2
2025	0.95%	to	1.85%	60,642	73.70	to	61.59	4,338,576	0.00%	18.64%	to	17.56%
2024	0.95%	to	1.85%	69,711	62.12	to	52.39	4,214,401	0.00%	29.90%	to	28.71%
2023	0.95%	to	1.85%	101,791	47.82	to	40.70	4,748,173	0.00%	36.65%	to	35.41%
2022	0.95%	to	1.85%	117,930	35.00	to	30.06	4,032,177	0.00%	-30.88%	to	-31.51%
2021	0.95%	to	1.80%	126,498	50.63	to	44.24	6,267,122	0.00%	20.38%	to	19.35%

GVDMA
2025	0.95%	to	1.85%	233,520	40.13	to	32.27	9,031,136	0.00%	16.26%	to	15.21%
2024	0.95%	to	1.85%	285,354	34.51	to	28.01	9,471,251	0.00%	10.15%	to	9.14%
2023	0.95%	to	1.85%	380,171	31.34	to	25.66	11,400,336	0.00%	16.81%	to	15.75%
2022	0.95%	to	1.85%	450,289	26.83	to	22.17	11,523,363	0.00%	-19.06%	to	-19.79%
2021	0.95%	to	1.85%	465,248	33.14	to	27.64	14,744,243	0.16%	12.55%	to	11.53%

GVDMC
2025	0.95%	to	1.65%	113,222	24.94	to	21.05	2,680,871	0.00%	10.62%	to	9.84%
2024	0.95%	to	1.65%	132,218	22.54	to	19.17	2,836,739	0.00%	5.07%	to	4.33%
2023	0.95%	to	1.65%	168,799	21.46	to	18.37	3,402,307	0.00%	10.19%	to	9.42%
2022	0.95%	to	1.75%	195,852	19.47	to	16.44	3,599,212	0.00%	-15.20%	to	-15.89%
2021	0.95%	to	1.85%	253,794	22.96	to	19.15	5,490,552	0.21%	5.69%	to	4.73%

GVEX1
2025	0.95%	to	1.50%	209,181	24.62	to	23.86	5,036,292	1.06%	16.49%	to	15.84%
2024	1.30%	to	1.40%	197,206	20.79	to	20.69	4,083,694	0.95%	23.13%	to	23.01%
2023	1.30%	to	1.40%	227,100	16.88	to	16.82	3,822,525	1.27%	24.33%	to	24.20%
2022	1.30%	to	1.40%	265,006	13.58	to	13.54	3,590,847	1.18%	-19.38%	to	-19.46%
2021	1.30%	to	1.40%	292,836	16.84	to	16.82	4,925,674	1.94%	13.55%	to	13.47%	*****

GVEX2
2025	0.95%	to	1.60%	400,949	24.29	to	23.40	9,706,163	0.69%	16.24%	to	15.48%
2024	0.95%	to	1.60%	432,319	20.90	to	20.27	9,008,611	0.80%	23.16%	to	22.35%
2023	0.95%	to	1.60%	441,361	16.97	to	16.56	7,471,861	1.10%	24.61%	to	23.79%
2022	0.95%	to	1.60%	494,190	13.62	to	13.38	6,718,020	0.99%	-19.34%	to	-19.86%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.95%	to	1.60%	535,386	16.88	to	16.70	9,027,758	8.14%	26.88%	to	26.04%

GVIDA
2025	0.95%	to	1.80%	72,991	45.12	to	36.73	3,061,046	0.00%	18.12%	to	17.11%
2024	0.95%	to	1.80%	80,597	38.20	to	31.36	2,882,740	0.00%	11.56%	to	10.60%
2023	0.95%	to	1.80%	63,521	34.24	to	28.36	2,092,410	0.00%	18.25%	to	17.24%
2022	0.95%	to	1.80%	75,973	28.96	to	24.19	2,123,629	0.00%	-19.66%	to	-20.35%
2021	0.95%	to	1.80%	84,516	36.04	to	30.37	2,938,284	0.13%	14.41%	to	13.42%

GVIDC
2025	0.95%	to	1.80%	126,781	18.66	to	15.19	2,216,129	0.00%	7.86%	to	6.94%
2024	0.95%	to	1.80%	138,914	17.30	to	14.20	2,261,674	0.00%	2.83%	to	1.94%
2023	0.95%	to	1.80%	153,549	16.82	to	13.93	2,436,993	0.00%	7.00%	to	6.09%
2022	0.95%	to	1.80%	166,889	15.72	to	13.13	2,487,136	0.00%	-13.03%	to	-13.77%
2021	0.95%	to	1.80%	217,231	18.08	to	15.23	3,746,528	0.23%	1.77%	to	0.90%

GVIDM
2025	0.95%	to	1.85%	418,718	31.94	to	25.68	12,706,754	0.00%	13.34%	to	12.31%
2024	0.95%	to	1.85%	510,153	28.18	to	22.87	13,584,363	0.00%	7.98%	to	6.99%
2023	0.95%	to	1.85%	599,654	26.10	to	21.37	14,740,972	0.00%	13.63%	to	12.61%
2022	0.95%	to	1.85%	687,571	22.97	to	18.98	14,891,810	0.00%	-17.34%	to	-18.09%
2021	0.95%	to	1.85%	786,081	27.78	to	23.17	20,664,821	0.19%	9.27%	to	8.27%

HIBF
2025	1.10%			597	14.36			8,565	5.37%	4.49%
2024	1.10%	to	1.20%	687	13.74	to	13.59	9,421	2.38%	5.10%	to	5.00%
2023	1.10%	to	1.20%	3,547	13.07	to	12.94	46,350	6.56%	11.89%	to	11.77%
2022	1.10%	to	1.20%	3,174	11.68	to	11.58	37,059	5.50%	-12.90%	to	-12.99%
2021	1.10%	to	1.20%	3,469	13.41	to	13.31	46,517	4.63%	3.81%	to	3.71%

MCIF
2025	0.95%	to	1.50%	4,273	65.31	to	57.28	269,494	1.25%	6.03%	to	5.45%
2024	0.95%	to	1.50%	7,018	61.59	to	54.32	418,035	1.06%	12.41%	to	11.78%
2023	0.95%	to	1.50%	7,489	54.79	to	48.59	397,551	1.26%	14.96%	to	14.32%
2022	0.95%	to	1.50%	7,740	47.66	to	42.51	357,894	1.16%	-14.22%	to	-14.69%
2021	0.95%	to	1.50%	7,462	55.57	to	49.83	402,812	1.24%	23.08%	to	22.40%

MCIF2
2025	0.95%	to	1.85%	312,202	59.35	to	47.82	18,251,749	1.02%	5.80%	to	4.84%
2024	0.95%	to	1.85%	344,728	56.10	to	45.61	18,971,145	0.84%	12.17%	to	11.14%
2023	0.95%	to	1.85%	386,917	50.01	to	41.04	18,960,912	1.07%	14.72%	to	13.68%
2022	0.95%	to	1.85%	415,148	43.60	to	36.10	17,741,665	0.95%	-14.37%	to	-15.15%
2021	0.95%	to	1.80%	470,054	50.91	to	42.98	23,487,435	4.57%	22.82%	to	21.77%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NFDIW1
2025	0.95%	to	1.35%	15,293	12.62	to	12.59	192,825	0.05%	26.20%	to	25.86%	*****

NFDIW2
2025	0.95%	to	1.85%	129,028	12.60	to	12.53	1,624,799	0.07%	26.03%	to	25.27%	*****

NNASD2
2025	0.95%	to	1.55%	29,882	12.51	to	12.46	373,315	0.07%	25.12%	to	24.61%	*****

NVAMV2
2025	1.00%	to	1.20%	636	58.45	to	56.51	36,773	0.77%	17.25%	to	17.01%
2024	1.00%	to	1.20%	675	49.85	to	48.30	33,319	1.57%	13.97%	to	13.74%
2023	1.00%	to	1.20%	712	43.74	to	42.46	30,880	1.58%	7.57%	to	7.35%
2022	1.00%	to	1.20%	752	40.66	to	39.55	30,281	0.80%	-2.28%	to	-2.48%
2021	0.95%	to	1.20%	1,802	41.88	to	40.56	74,970	0.90%	33.05%	to	32.71%

NVAMVZ
2025	0.95%	to	1.85%	248,324	22.18	to	21.13	5,453,719	2.03%	17.42%	to	16.35%
2024	0.95%	to	1.80%	95,825	18.89	to	18.20	1,792,630	1.58%	14.03%	to	13.05%
2023	0.95%	to	1.80%	112,404	16.56	to	16.10	1,849,312	1.65%	7.75%	to	6.83%
2022	0.95%	to	1.80%	120,573	15.37	to	15.07	1,844,663	1.08%	-2.24%	to	-3.08%
2021	0.95%	to	1.80%	131,829	15.72	to	15.55	2,067,162	1.09%	33.08%	to	31.94%

NVCBD1
2025	1.10%	to	1.20%	4,467	13.75	to	13.51	61,332	3.05%	5.71%	to	5.60%
2024	1.10%	to	1.20%	700	13.01	to	12.79	9,011	3.36%	0.25%	to	0.15%
2023	1.10%	to	1.20%	650	12.98	to	12.77	8,353	2.87%	4.03%	to	3.93%
2022	1.10%	to	1.20%	708	12.47	to	12.29	8,747	2.29%	-15.63%	to	-15.71%
2021	1.10%	to	1.20%	766	14.79	to	14.58	11,223	1.98%	-2.12%	to	-2.22%

NVCBD2
2025	0.95%	to	1.35%	58,196	13.51	to	12.57	773,921	2.77%	5.55%	to	5.12%
2024	0.95%	to	1.30%	35,630	12.80	to	12.06	449,704	3.02%	0.15%	to	-0.20%
2023	0.95%	to	1.60%	36,588	12.78	to	11.52	461,084	2.94%	4.06%	to	3.38%
2022	0.95%	to	1.30%	36,352	12.28	to	11.66	440,635	2.04%	-15.79%	to	-16.09%
2021	0.95%	to	1.30%	38,900	14.58	to	13.89	560,494	1.73%	-2.19%	to	-2.53%

NVCCA2
2025	1.10%	to	1.15%	30,793	25.91	to	25.68	790,943	0.00%	13.68%	to	13.62%
2024	0.95%	to	1.15%	33,292	23.38	to	22.60	752,620	0.00%	11.46%	to	11.23%
2023	0.95%	to	1.15%	33,321	20.98	to	20.32	677,210	0.00%	15.18%	to	14.95%
2022	0.95%	to	1.15%	33,354	18.21	to	17.68	589,721	0.00%	-15.86%	to	-16.03%
2021	0.95%	to	1.15%	33,387	21.64	to	21.05	702,986	0.17%	14.66%	to	14.43%

NVCCN2

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	1.10%	8,885	16.12	to	15.69	140,385	0.00%	7.67%	to	7.50%
2024	0.95%	to	1.35%	15,500	14.97	to	14.00	230,043	0.00%	4.10%	to	3.67%
2023	0.95%	to	1.35%	16,741	14.38	to	13.50	238,553	0.00%	7.80%	to	7.36%
2022	0.95%	to	1.35%	18,209	13.34	to	12.57	240,573	0.00%	-12.90%	to	-13.25%
2021	0.95%	to	1.35%	20,500	15.32	to	14.50	310,274	0.11%	3.39%	to	2.97%

NVCMA2
2025	1.10%			2,079	28.05			58,317	0.00%	15.15%
2024	0.95%	to	1.10%	2,130	24.98	to	24.36	51,899	0.00%	12.62%	to	12.45%
2023	0.95%	to	1.10%	2,155	22.18	to	21.66	46,694	0.00%	16.79%	to	16.61%
2022	0.95%	to	1.10%	2,179	19.00	to	18.58	40,515	0.00%	-15.93%	to	-16.06%
2021	0.95%	to	1.10%	2,212	22.60	to	22.13	48,976	0.16%	16.94%	to	16.76%

NVCMC2
2025	1.00%	to	1.60%	15,091	19.83	to	17.81	280,039	0.00%	9.99%	to	9.32%
2024	0.95%	to	1.60%	17,478	18.18	to	16.29	297,591	0.00%	6.79%	to	6.09%
2023	0.95%	to	1.60%	16,080	17.02	to	15.36	257,673	0.00%	10.64%	to	9.92%
2022	0.95%	to	1.60%	17,868	15.39	to	13.97	260,415	0.00%	-13.90%	to	-14.46%
2021	0.95%	to	1.60%	18,984	17.87	to	16.33	322,349	0.14%	7.99%	to	7.29%

NVCMD2
2025	0.95%	to	1.30%	73,436	24.38	to	22.90	1,721,266	0.00%	12.44%	to	12.04%
2024	0.95%	to	1.30%	75,036	21.69	to	20.44	1,568,149	0.00%	9.90%	to	9.51%
2023	0.95%	to	1.30%	82,697	19.73	to	18.67	1,577,533	0.00%	13.83%	to	13.43%
2022	0.95%	to	1.30%	86,050	17.34	to	16.46	1,445,282	0.00%	-14.94%	to	-15.24%
2021	0.95%	to	1.30%	110,264	20.38	to	19.42	2,190,651	0.16%	12.39%	to	11.99%

NVCRA2
2025	0.95%			7,098	31.28			222,011	0.00%	17.32%
2024	0.95%	to	1.20%	8,071	26.66	to	25.56	215,133	0.00%	14.27%	to	13.98%
2023	0.95%	to	1.20%	7,953	23.33	to	22.42	185,529	0.00%	18.40%	to	18.11%
2022	0.95%	to	1.20%	6,691	19.70	to	18.99	131,806	0.00%	-16.02%	to	-16.23%
2021	0.95%	to	1.20%	3,891	23.46	to	22.67	91,281	0.13%	18.96%	to	18.66%

NVCRB2
2025	0.95%	to	1.60%	28,914	21.93	to	19.52	622,225	0.00%	11.41%	to	10.68%
2024	0.95%	to	1.60%	30,261	19.69	to	17.64	585,212	0.00%	8.21%	to	7.50%
2023	0.95%	to	1.60%	31,699	18.19	to	16.41	567,163	0.00%	12.25%	to	11.51%
2022	0.95%	to	1.60%	31,079	16.21	to	14.72	495,307	0.00%	-14.52%	to	-15.08%
2021	0.95%	to	1.60%	33,333	18.96	to	17.33	622,103	0.15%	9.94%	to	9.22%

NVDBL2
2025	0.95%	to	1.85%	21,039	25.60	to	21.99	525,222	0.00%	11.90%	to	10.88%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.95%	to	1.85%	22,520	22.88	to	19.83	502,998	0.00%	6.76%	to	5.79%
2023	0.95%	to	1.85%	28,474	21.43	to	18.74	596,812	0.00%	11.97%	to	10.95%
2022	0.95%	to	1.85%	31,090	19.14	to	16.89	583,096	0.00%	-15.80%	to	-16.56%
2021	0.95%	to	1.85%	32,873	22.73	to	20.25	732,721	0.19%	7.21%	to	6.24%

NVDCA2
2025	0.95%	to	1.35%	210	34.54	to	32.29	6,926	0.00%	14.60%	to	14.14%
2024	0.95%	to	1.35%	210	30.14	to	28.29	6,056	0.00%	9.42%	to	8.97%
2023	0.95%	to	1.35%	286	27.55	to	25.96	7,602	0.00%	15.27%	to	14.81%
2022	0.95%	to	1.35%	386	23.90	to	22.61	8,957	0.00%	-18.35%	to	-18.68%
2021	0.95%	to	1.55%	571	29.27	to	27.10	16,152	0.21%	11.10%	to	10.42%

NVIE6
2025	0.95%	to	1.55%	6,952	20.06	to	18.02	137,717	0.83%	37.65%	to	36.82%
2024	0.95%	to	1.45%	4,250	14.57	to	13.39	61,574	2.25%	9.95%	to	9.39%
2023	0.95%	to	1.45%	4,648	13.25	to	12.24	61,088	2.59%	20.31%	to	19.71%
2022	0.95%	to	1.45%	4,856	11.02	to	10.23	53,006	3.63%	-15.19%	to	-15.62%
2021	0.95%	to	1.45%	4,989	12.99	to	12.12	64,242	2.17%	11.33%	to	10.77%

NVMIVX
2025	1.10%			143	18.91			2,713	2.04%	33.72%
2024	1.10%			2,034	14.14			28,769	6.22%	3.28%
2023	1.10%			2,034	13.69			27,854	2.73%	14.40%
2022	1.10%			2,034	11.97			24,344	3.70%	-6.90%
2021	1.10%			2,034	12.86			26,148	3.33%	9.36%

NVMIVZ
2025	0.95%	to	1.40%	19,389	18.81	to	18.37	363,765	1.79%	33.67%	to	33.06%
2024	0.95%	to	1.50%	21,777	14.07	to	13.75	305,588	5.92%	3.11%	to	2.53%
2023	0.95%	to	1.55%	21,115	13.65	to	13.39	287,472	2.32%	14.27%	to	13.58%
2022	0.95%	to	1.55%	22,526	11.94	to	11.78	268,574	3.80%	-7.02%	to	-7.58%
2021	0.95%	to	1.55%	23,006	12.84	to	12.75	295,208	3.01%	9.23%	to	8.57%

NVMLG2
2025	0.95%	to	1.75%	30,743	70.41	to	61.02	2,090,132	2.99%	12.74%	to	11.83%
2024	0.95%	to	1.60%	9,631	62.45	to	55.96	591,036	0.66%	24.65%	to	23.83%
2023	0.95%	to	1.20%	3,907	50.10	to	48.16	192,018	5.85%	33.71%	to	33.37%
2022	0.95%	to	1.10%	3,375	37.47	to	36.65	124,406	2.94%	-13.47%	to	-13.60%
2021	0.95%	to	1.30%	937	43.31	to	41.26	40,558	0.00%	38.54%	to	38.06%

NVMMG2
2025	0.95%	to	1.55%	4,271	32.66	to	29.33	137,732	0.00%	4.61%	to	3.98%
2024	0.95%	to	1.55%	4,391	31.22	to	28.21	135,430	0.00%	16.95%	to	16.24%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.95%	to	1.55%	4,749	26.69	to	24.27	125,254	0.00%	19.30%	to	18.58%
2022	0.95%	to	1.55%	4,599	22.37	to	20.46	101,740	0.00%	-38.41%	to	-38.78%
2021	0.95%	to	1.55%	4,703	36.32	to	33.43	168,975	0.00%	-5.84%	to	-6.41%

NVMMV2
2025	0.95%	to	1.10%	6,312	32.34	to	31.49	202,345	0.89%	1.33%	to	1.18%
2024	0.95%	to	1.00%	6,418	31.92	to	31.65	203,250	0.94%	7.45%	to	7.39%
2023	0.95%	to	1.60%	8,166	29.71	to	26.80	237,856	1.52%	7.60%	to	6.90%
2022	0.95%	to	1.60%	8,437	27.61	to	25.07	228,717	1.39%	-3.59%	to	-4.22%
2021	0.95%	to	1.60%	8,933	28.63	to	26.17	251,649	0.75%	22.84%	to	22.03%

NVNMO2
2025	0.95%			2,362	41.03			96,939	0.41%	10.60%
2024	0.95%	to	1.60%	2,532	37.10	to	33.24	93,680	0.35%	20.32%	to	19.53%
2023	0.95%			2,565	30.83			79,100	0.43%	22.03%
2022	0.95%			2,665	25.27			67,338	0.31%	-17.90%
2021	0.95%			2,804	30.78			86,295	0.22%	25.22%

NVNSR1
2024	1.00%			978	31.57			30,885	0.27%	7.54%
2023	1.00%			978	29.36			28,719	0.32%	19.39%
2022	1.10%			447	24.23			10,830	0.52%	-23.76%
2021	1.10%			447	31.78			14,206	0.33%	25.42%

NVNSR2
2025	1.00%			717	31.51			22,582	1.02%	1.02%
2024	1.00%			717	31.19			22,353	0.18%	7.38%
2023	1.00%			717	29.04			20,817	0.30%	19.48%
2022	1.00%			717	24.31			17,429	0.52%	-23.72%
2021	1.00%			717	31.87			22,849	0.33%	25.49%

NVOLG1
2025	0.95%	to	1.50%	666,453	84.73	to	77.22	52,648,072	0.92%	16.07%	to	15.43%
2024	0.95%	to	1.50%	747,952	73.00	to	66.90	51,127,783	1.18%	21.63%	to	20.95%
2023	0.95%	to	1.50%	833,080	60.02	to	55.31	47,015,127	1.40%	22.71%	to	22.03%
2022	0.95%	to	1.50%	917,154	48.91	to	45.33	42,354,026	0.86%	-22.84%	to	-23.27%
2021	0.95%	to	1.50%	988,039	63.39	to	59.07	59,383,606	0.49%	29.00%	to	28.29%

NVOLG2
2025	0.95%	to	1.85%	564,773	81.26	to	69.80	45,207,635	0.66%	15.80%	to	14.75%
2024	0.95%	to	1.85%	644,636	70.17	to	60.83	44,525,492	0.95%	21.33%	to	20.22%
2023	0.95%	to	1.85%	717,481	57.84	to	50.60	40,874,313	1.18%	22.39%	to	21.28%
2022	0.95%	to	1.85%	786,128	47.26	to	41.72	36,621,466	0.61%	-23.00%	to	-23.70%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.95%	to	1.80%	883,322	61.37	to	55.03	53,467,972	0.40%	28.68%	to	27.58%

NVRE2
2025	0.95%	to	1.75%	23,172	21.55	to	18.68	495,300	1.46%	-0.63%	to	-1.43%
2024	0.95%	to	1.75%	24,657	21.69	to	18.95	529,523	2.10%	9.44%	to	8.55%
2023	0.95%	to	1.80%	28,314	19.82	to	17.32	552,025	1.87%	11.57%	to	10.62%
2022	0.95%	to	1.80%	48,707	17.76	to	15.65	856,400	1.28%	-29.39%	to	-30.00%
2021	0.95%	to	1.80%	55,058	25.16	to	22.36	1,368,433	0.86%	44.94%	to	43.70%

NVSTB2
2025	0.95%	to	1.30%	4,187	11.95	to	11.23	48,603	4.07%	4.43%	to	4.06%
2024	0.95%	to	1.30%	4,268	11.44	to	10.79	47,495	3.24%	4.06%	to	3.69%
2023	0.95%	to	1.30%	4,350	11.00	to	10.40	46,576	4.07%	4.69%	to	4.32%
2022	0.95%	to	1.30%	3,434	10.50	to	9.97	35,043	2.22%	-6.56%	to	-6.89%
2021	0.95%	to	1.30%	3,450	11.24	to	10.71	37,739	0.96%	-1.53%	to	-1.88%

NVTIV3
2025	0.95%			115	27.41			3,141	1.84%	33.71%
2024	0.95%			122	20.50			2,503	5.96%	3.26%
2023	0.95%			129	19.86			2,561	2.43%	14.47%
2022	0.95%			136	17.35			2,359	3.72%	-6.88%
2021	0.95%			144	18.63			2,683	2.37%	9.35%

SAM
2025	0.95%	to	1.85%	825,288	11.26	to	9.05	9,017,172	3.84%	2.92%	to	1.99%
2024	0.95%	to	1.85%	884,079	10.94	to	8.88	9,427,193	4.78%	3.88%	to	2.93%
2023	0.95%	to	1.85%	924,287	10.53	to	8.62	9,493,841	4.65%	3.75%	to	2.81%
2022	0.95%	to	1.85%	963,681	10.15	to	8.39	9,546,000	1.35%	0.34%	to	-0.57%
2021	0.95%	to	1.70%	860,488	10.12	to	8.70	8,503,815	0.00%	-0.95%	to	-1.70%

SCF
2025	0.95%	to	1.10%	6,422	64.38	to	62.12	409,368	1.03%	9.30%	to	9.13%
2024	0.95%	to	1.10%	6,474	58.90	to	56.92	377,657	0.12%	12.00%	to	11.83%
2023	0.95%	to	1.10%	6,526	52.59	to	50.90	340,004	0.52%	12.91%	to	12.74%
2022	0.95%	to	1.10%	6,579	46.57	to	45.15	303,727	0.46%	-19.54%	to	-19.66%
2021	0.95%	to	1.10%	6,637	57.88	to	56.19	380,871	0.00%	29.59%	to	29.40%

SCF2
2025	0.95%	to	1.75%	11,711	62.37	to	51.39	705,129	0.86%	9.01%	to	8.13%
2024	0.95%	to	1.75%	15,581	57.21	to	47.53	859,923	0.00%	11.76%	to	10.85%
2023	0.95%	to	1.80%	19,257	51.19	to	42.40	952,877	0.35%	12.61%	to	11.65%
2022	0.95%	to	1.80%	19,778	45.46	to	37.97	870,892	0.29%	-19.75%	to	-20.44%
2021	0.95%	to	1.80%	21,247	56.65	to	47.73	1,167,429	0.00%	29.27%	to	28.16%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

SCGF2
2025	0.95%	to	1.85%	8,172	44.44	to	35.74	347,024	0.00%	14.97%	to	13.93%
2024	0.95%	to	1.85%	11,312	38.65	to	31.37	420,937	0.00%	19.77%	to	18.68%
2023	0.95%	to	1.85%	12,114	32.27	to	26.43	375,781	0.00%	16.05%	to	15.00%
2022	0.95%	to	1.85%	13,667	27.81	to	22.99	365,979	0.00%	-31.17%	to	-31.79%
2021	0.95%	to	1.85%	14,964	40.40	to	33.70	583,634	0.00%	9.00%	to	8.01%

SCVF
2025	0.95%	to	1.10%	1,190	46.91	to	45.26	54,331	1.30%	1.20%	to	1.04%
2024	0.95%	to	1.10%	1,198	46.35	to	44.79	54,138	0.74%	5.51%	to	5.35%
2023	0.95%	to	1.10%	1,258	43.93	to	42.52	53,922	0.39%	16.34%	to	16.16%
2022	0.95%	to	1.10%	1,474	37.76	to	36.60	54,361	0.33%	-13.74%	to	-13.87%
2021	0.95%	to	1.10%	1,554	43.77	to	42.49	66,517	0.00%	30.79%	to	30.59%

SCVF2
2025	0.95%	to	1.85%	19,086	41.09	to	33.10	736,242	1.14%	0.90%	to	-0.02%
2024	0.95%	to	1.85%	19,660	40.72	to	33.11	754,718	0.67%	5.28%	to	4.32%
2023	0.95%	to	1.85%	21,930	38.68	to	31.74	800,932	0.21%	16.04%	to	14.99%
2022	0.95%	to	1.85%	23,371	33.33	to	27.60	740,183	0.12%	-13.99%	to	-14.77%
2021	0.95%	to	1.75%	24,651	38.75	to	33.04	909,540	0.00%	30.33%	to	29.28%

TRF2
2025	0.95%	to	1.30%	733	40.19	to	37.49	28,290	0.66%	15.11%	to	14.71%
2024	0.95%	to	1.30%	794	34.91	to	32.68	26,682	0.83%	12.25%	to	11.85%
2023	0.95%	to	1.30%	831	31.10	to	29.22	24,923	0.95%	7.01%	to	6.63%
2022	0.95%	to	1.30%	1,077	29.07	to	27.40	30,402	0.97%	-9.53%	to	-9.85%
2021	0.95%	to	1.30%	1,084	32.13	to	30.39	33,878	0.53%	20.42%	to	20.00%

AMSRS
2025	0.95%	to	1.35%	2,370	64.98	to	59.53	150,969	0.00%	12.66%	to	12.21%
2024	0.95%	to	1.35%	2,787	57.68	to	53.05	158,178	0.23%	24.64%	to	24.14%
2023	0.95%	to	1.35%	2,913	46.28	to	42.74	132,584	0.31%	25.70%	to	25.19%
2022	0.95%	to	1.35%	3,766	36.81	to	34.14	136,107	0.43%	-19.23%	to	-19.55%
2021	0.95%	to	1.35%	4,086	45.58	to	42.43	182,858	0.40%	22.30%	to	21.81%

WRASP
2025	0.95%	to	1.45%	6,679	28.34	to	26.05	186,933	1.05%	15.56%	to	14.97%
2024	0.95%	to	1.55%	10,204	24.52	to	22.30	246,676	1.93%	11.36%	to	10.69%
2023	0.95%	to	1.55%	10,377	22.02	to	20.15	225,484	2.10%	12.86%	to	12.18%
2022	0.95%	to	1.55%	10,433	19.51	to	17.96	201,080	1.57%	-15.55%	to	-16.06%
2021	0.95%	to	1.60%	10,733	23.11	to	21.26	245,197	1.59%	9.39%	to	8.68%

PMVEBD

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	1.15%	241	13.87	to	13.55	3,341	6.82%	13.78%	to	13.55%
2024	0.95%	to	1.15%	265	12.19	to	11.93	3,222	6.33%	6.39%	to	6.18%
2023	0.95%	to	1.15%	259	11.46	to	11.24	2,965	5.64%	9.96%	to	9.74%
2022	0.95%	to	1.15%	235	10.42	to	10.24	2,444	4.73%	-16.60%	to	-16.77%
2021	0.95%	to	1.15%	287	12.50	to	12.30	3,581	4.29%	-3.57%	to	-3.77%

PMVFAD
2025	0.95%	to	1.10%	2,002	11.06	to	10.79	22,022	3.39%	8.98%	to	8.82%
2024	0.95%	to	1.10%	2,326	10.15	to	9.91	23,502	3.27%	-4.42%	to	-4.57%
2023	0.95%	to	1.10%	2,326	10.62	to	10.39	24,596	2.43%	5.11%	to	4.95%
2022	0.95%	to	1.10%	2,590	10.10	to	9.90	26,010	1.48%	-19.83%	to	-19.95%
2021	0.95%	to	1.10%	2,631	12.60	to	12.36	32,965	5.31%	-8.49%	to	-8.63%

PMVLAD
2025	0.95%	to	1.50%	54,453	12.61	to	11.49	679,434	3.84%	4.41%	to	3.83%
2024	0.95%	to	1.50%	63,065	12.07	to	11.07	754,763	3.89%	3.40%	to	2.82%
2023	0.95%	to	1.50%	58,571	11.68	to	10.76	677,489	3.51%	3.88%	to	3.31%
2022	0.95%	to	1.50%	60,843	11.24	to	10.42	677,977	1.57%	-6.74%	to	-7.26%
2021	0.95%	to	1.50%	62,097	12.05	to	11.23	742,423	0.43%	-1.97%	to	-2.51%

PVEIB
2025	0.95%	to	1.35%	8,462	27.01	to	26.08	224,444	1.11%	19.21%	to	18.73%
2024	0.95%	to	1.35%	6,200	22.66	to	21.97	137,657	1.06%	18.00%	to	17.53%
2023	0.95%	to	1.35%	5,436	19.20	to	18.69	102,438	1.92%	14.57%	to	14.11%
2022	0.95%	to	1.30%	4,557	16.76	to	16.43	75,216	1.56%	-4.05%	to	-4.39%
2021	0.95%	to	1.30%	5,883	17.47	to	17.18	101,625	1.20%	26.09%	to	25.65%

PVGOB
2024	0.95%	to	1.55%	10,690	40.08	to	38.07	421,554	0.00%	32.13%	to	31.33%
2023	0.95%	to	1.55%	11,394	30.33	to	28.99	340,733	0.00%	43.11%	to	42.25%
2022	0.95%	to	1.55%	11,640	21.20	to	20.38	243,609	0.00%	-31.16%	to	-31.58%
2021	0.95%	to	1.55%	15,414	30.79	to	29.79	470,050	0.00%	21.49%	to	20.75%

PVTIGB
2025	0.95%	to	1.35%	1,574	30.77	to	27.97	45,992	0.01%	36.38%	to	35.83%
2024	0.95%	to	1.35%	1,592	22.56	to	20.59	34,188	2.12%	1.99%	to	1.57%
2023	0.95%	to	1.35%	1,623	22.12	to	20.27	34,263	0.04%	17.38%	to	16.91%
2022	0.95%	to	1.35%	1,643	18.85	to	17.34	29,637	1.65%	-15.58%	to	-15.92%
2021	0.95%	to	1.35%	1,885	22.32	to	20.62	40,405	1.14%	7.79%	to	7.35%

PVTSCB
2025	0.95%	to	1.10%	225	48.06	to	46.37	10,763	0.67%	4.27%	to	4.11%
2024	0.95%	to	1.10%	226	46.09	to	44.54	10,353	0.95%	5.18%	to	5.02%

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.95%	to	1.10%	239	43.82	to	42.41	10,423	0.17%	22.58%	to	22.40%
2022	0.95%	to	1.35%	409	35.75	to	32.89	14,328	0.17%	-13.81%	to	-14.15%
2021	0.95%	to	1.35%	427	41.47	to	38.31	17,332	0.67%	38.57%	to	38.02%

VWHA
2025	1.10%			51	11.18			576	2.30%	34.98%
2024	1.10%			69	8.28			574	2.40%	-3.91%
2023	1.10%			88	8.62			761	0.66%	-4.64%
2022	0.95%	to	1.10%	662	9.19	to	9.04	6,065	1.64%	7.37%	to	7.20%
2021	0.95%	to	1.10%	683	8.56	to	8.43	5,828	0.43%	17.79%	to	17.61%

VWHAS
2025	1.10%			7,140	10.72			76,543	2.57%	34.67%
2024	1.10%			10,321	7.96			82,159	2.70%	-4.16%
2023	1.10%			23,150	8.31			192,282	1.92%	-4.89%
2022	1.10%			30,524	8.73			266,568	1.54%	6.94%
2021	1.10%			30,539	8.17			249,403	0.31%	17.37%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025 and 2024, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 23, 2026

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	(As adjusted) 2024
Admitted assets
Invested assets
Bonds	$50,493	$45,802
Stocks	5,330	3,962
Mortgage loans, net of allowance	10,261	9,619
Policy loans	1,044	1,038
Derivative assets	85	194
Cash, cash equivalents and short-term investments	3,099	1,693
Securities lending collateral assets	295	247
Other invested assets	3,702	2,777
Total invested assets	$74,309	$65,332
Accrued investment income	790	699
Deferred federal income tax assets, net	938	660
Other assets	495	579
Separate account assets	133,243	123,292
Total admitted assets	$209,775	$190,562
Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$59,619	$51,794
Policyholders’ dividend accumulation	345	361
Asset valuation reserve	1,200	950
Payable for securities	1,262	845
Securities lending payable	295	247
Funds held under coinsurance	1,226	1,199
Other liabilities	1,113	1,018
Accrued transfers from separate accounts	(1,842)	(1,685)
Separate account liabilities	133,243	123,292
Total liabilities	$196,461	$178,021
Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	114	116
Additional paid-in capital	2,626	2,551
Unassigned surplus	9,470	8,770
Total capital and surplus	$13,314	$12,541
Total liabilities, capital and surplus	$209,775	$190,562

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
		(As adjusted)	(As adjusted)

(in millions)	2025	2024	2023
Revenues

Premiums and annuity considerations	$21,167	$16,493	$14,702

Net investment income	3,201	3,329	3,136

Other revenues	2,487	2,765	2,390

Total revenues	$26,855	$22,587	$20,228

Benefits and expenses

Benefits to policyholders and beneficiaries	$20,156	$20,861	$17,431

Increase in reserves for future policy benefits and claims	8,438	1,967	3,747

Net transfers from separate accounts	(4,518)	(3,401)	(3,725)

Commissions	972	843	766

Reserve adjustment on reinsurance assumed	(112)	(144)	(153)

Other expenses	783	766	702

Total benefits and expenses	$25,719	$20,892	$18,768

Income before federal income taxes and net realized capital losses on investments	$1,136	$1,695	$1,460

Federal income tax expense	65	68	108

Income before net realized capital losses on investments	$1,071	$1,627	$1,352

Net realized capital losses on investments, net of federal income tax expense (benefit) of $19, $1 and $(4) in 2025, 2024 and 2023, respectively, and excluding $(32), $(53) and $(30) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(388)	(476)	(402)

Net income	$683	$1,151	$950

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022 (As adjusted)	$4	$1,100	$-	$2,316	$6,774	$10,194

Net income	-	-	-	-	950	950

Change in asset valuation reserve	-	-	-	-	(103)	(103)

Change in deferred income taxes	-	-	-	-	132	132

Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135

Other, net	-	-	-	-	35	35

Balance as of December 31, 2023 (As adjusted)	$4	$1,100	$93	$2,451	$7,585	$11,233

Net income	-	-	-	-	1,151	1,151

Change in asset valuation reserve	-	-	-	-	(109)	(109)

Change in deferred income taxes	-	-	-	-	28	28

Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32

Change in nonadmitted assets	-	-	-	-	66	66

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	100	-	100

Other, net	-	-	23	-	17	40

Balance as of December 31, 2024 (As adjusted)	$4	$1,100	$116	$2,551	$8,770	$12,541

Net income	-	-	-	-	683	683

Change in asset valuation reserve	-	-	-	-	(250)	(250)

Change in deferred income taxes	-	-	-	-	274	274

Change in net unrealized capital gains and losses, net of tax expense of $26	-	-	-	-	(36)	(36)

Change in nonadmitted assets	-	-	-	-	12	12

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	75	-	75

Other, net	-	-	(2)	-	17	15

Balance as of December 31, 2025	$4	$1,100	$114	$2,626	$9,470	$13,314

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
		(As adjusted)	(As adjusted)
(in millions)	2025	2024	2023
Cash flows from operating activities:
Premiums collected, net of reinsurance	$21,161	$16,486	$14,707
Net investment income	3,206	3,570	2,775
Other revenue	2,522	2,441	2,022
Policy benefits and claims paid	(20,146)	(20,874)	(17,582)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,642)	(1,455)	(1,268)
Net transfers from separate accounts	4,361	3,264	3,775
Policyholders’ dividends paid	(29)	(28)	(28)
Federal income taxes (paid) recovered	(126)	(93)	98
Net cash provided by operating activities	$9,307	$3,311	$4,499

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,397	$6,589	$2,595
Stocks	70	60	46
Mortgage loans	1,097	754	635
Other invested assets and other	877	769	467
Total investment proceeds	$8,441	$8,172	$3,743
Cost of investments acquired:
Bonds	$(11,022)	$(8,665)	$(6,256)
Stocks	(1,579)	(438)	(35)
Mortgage loans	(1,697)	(1,206)	(1,370)
Derivatives	(478)	(302)	(556)
Other invested assets and other	(1,332)	(862)	(766)
Total investments acquired	$(16,108)	$(11,473)	$(8,983)
Net increase in policy loans	(6)	(69)	(37)
Net cash used in investing activities	$(7,673)	$(3,370)	$(5,277)
Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$75	$100	$135
Net change in deposits on deposit-type contract funds and other insurance liabilities	(600)	499	271
Other cash provided (used)	297	(407)	311
Net cash (used in) provided by financing activities and miscellaneous	$(228)	$192	$717
Net increase (decrease) in cash, cash equivalents and short-term investments	$1,406	$132	$(63)
Cash, cash equivalents and short-term investments at beginning of year	1,693	1,561	1,624
Cash, cash equivalents and short-term investments at end of year	$3,099	$1,693	$1,561
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$459	$386	$385
Intercompany transfer of securities from merger	$-	$-	$203

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC, Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2025 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Life and Benefits Insurance Company (“NLBIC”), Jefferson National Life Insurance Company (“JNL”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisors, LLC (“NIA”), The Association Benefits Solution, LLC (“TABS”) and NSM Sales Corporation (“NSM”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. NLBIC primarily offers medical stop loss insurance. JNL primarily offers individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary. TABS is a program manager for self-funded group health programs. NSM is an agency and a nonadmitted subsidiary. See Note 3 for additional information on business combinations.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Basis of Presentation

Effective July 1, 2025 and pursuant to a merger agreement, Jefferson National Life Insurance Company of New York (“JNLNY”), a New York stock life insurance company and previous subsidiary of JNL, was merged with and into the Company, with the Company continuing as the surviving entity. The merger was deemed a statutory merger. All shares of JNLNY were cancelled and the outstanding surplus balance was merged into the Company’s total capital and surplus. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2024 and 2023, have been adjusted to reflect this merger.

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving entity. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s capital and surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed annuity and fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Net Income
Statutory Net Income		OH	$683	$1,151	$950
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	231	270	110
Reserves for indexed annuities	51	OH	(240)	(308)	(75)
Tax impact	101	OH	2	8	(7)
NAIC SAP			$676	$1,121	$978

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

			As of December 31,
(in millions)	SSAP #	State of domicile	2025	(As adjusted) 2024
Surplus
Statutory Capital and Surplus		OH	$13,314	$12,541
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	584	350
Reserves for indexed annuities	51	OH	(631)	(389)
Tax impact	101	OH	10	8
Subsidiary Valuation - NLAIC	51, 86, 101	OH	417	227
Subsidiary valuation - Eagle	51	OH	(669)	(529)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(895)	(861)
NAIC SAP			$12,130	$11,347

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	surplus notes are accounted for as a component of capital and surplus;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds and other tax credit investments (“Tax Credit Funds”);

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

•	Goodwill is limited to 10% of the prior reporting period’s adjusted capital and surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

•	goodwill is amortized and charged to surplus.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, NLBIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC, NIA and TABS, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, NLBIC, JNL and NISC are included in stocks, and the investments in Eagle and TABS are included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months, outstanding unsecured promissory notes with initial maturity dates of less than three months with certain affiliates and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, residuals, surplus notes, debt, joint ventures and the investments in Eagle and TABS. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.4 billion, $3.2 billion and $3.1 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2025, 2024 and 2023, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2043. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2025, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. See Note 3 for additional information on goodwill.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2025 and 2024, and 46% and 47% of the number of life insurance policies in force in 2025 and 2024, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2025 and 2024.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $114 million and $116 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 23, 2026, the date the statutory financial statements were issued.

(3)	Business Combinations and Goodwill

On July 1, 2025, the Company completed its acquisition of the group health business of The Allstate Corporation (“Allstate”), which comprises NLBIC, formerly known as Direct General Life Insurance Company, TABS and NSM, for $1.24 billion. As a result of the acquisition, NLBIC, TABS and NSM became wholly-owned subsidiaries of the Company. The acquisition of NLBIC resulted in goodwill of $844 million. Goodwill amortization for the year ended December 31, 2025 related to the purchase was $42 million. NLBIC, based in Charleston, South Carolina, assumes medical stop loss through reinsurance agreements with unaffiliated entities of Allstate that sells its products through a diverse distribution network. Additionally, NLBIC underwrites individual term life insurance policies that are 100% ceded to an unaffiliated entity of Allstate through a reinsurance agreement.

On, March 1, 2017, The Company purchased all of the stock of JNFC. See Note 2 for additional information regarding the merger of JNFC with and into the Company, resulting in JNL being the wholly-owned subsidiary acquired.

The following transactions were accounted for as statutory purchases:

(in millions)	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill

Jefferson National Life Insurance Company	3/1/2017	$203	$162	$162	$19	$16	$226	8%

Nationwide Life and Benefits Insurance Company	7/1/2025	$1,072	$844	$844	$802	$42	$1,056	76%

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,117	$33	$-	$15,150	16%

At book value less current surrender charge of 5% or more	3,566	-	-	3,566	4%

At fair value	-	-	68,407	68,407	73%

Total with market value adjustment or at fair value	$18,683	$33	$68,407	$87,123	93%

At book value without adjustment (minimal or no charge or adjustment)	3,416	-	6	3,422	4%

Not subject to discretionary withdrawal	3,065	-	57	3,122	3%

Total, gross	$25,164	$33	$68,470	$93,667	100%

Less: Reinsurance ceded	(81)	-	-	(81)

Total, net	$25,083	$33	$68,470	$93,586

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$615	$-	$-	$615

(As Adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$7,075	$41	$-	$7,116	8%

At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%

At fair value	-	-	64,880	64,880	80%

Total with market value adjustment or at fair value	$9,924	$41	$64,880	$74,845	92%

At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%

Not subject to discretionary withdrawal	2,867	-	56	2,923	4%

Total, gross	$16,237	$41	$64,941	$81,219	100%

Less: Reinsurance ceded	(88)	-	-	(88)

Total, net	$16,149	$41	$64,941	$81,131

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,258	$1,681	$-	$16,939	40%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	20,217	20,217	48%

Total with market value adjustment or at fair value	$15,258	$1,681	$20,217	$37,156	88%

At book value without adjustment (minimal or no charge or adjustment)	3,366	-	-	3,366	8%

Not subject to discretionary withdrawal	1,102	508	2	1,612	4%

Total, gross	$19,726	$2,189	$20,219	$42,134	100%

Less: Reinsurance ceded	(4)	-	-	(4)

Total, net	$19,722	$2,189	$20,219	$42,130

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$16,049	$1,696	$-	$17,745	42%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	19,048	19,048	46%

Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%

At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%

Not subject to discretionary withdrawal	1,175	478	2	1,655	4%

Total, gross	$20,782	$2,174	$19,050	$42,006	100%

Less: Reinsurance ceded	(26)	-	-	(26)

Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	9	-	9	0%

Total with market value adjustment or at fair value	$10	$-	$10	0%

At book value without adjustment (minimal or no charge or adjustment)	833	1	834	19%

Not subject to discretionary withdrawal	3,517	19	3,536	81%

Total, gross	$4,360	$20	$4,380	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,360	$20	$4,380

(As adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	10	-	10	0%

Total with market value adjustment or at fair value	$11	$-	$11	0%

At book value without adjustment (minimal or no charge or adjustment)	836	2	838	17%

Not subject to discretionary withdrawal	4,113	18	4,131	83%

Total, gross	$4,960	$20	$4,980	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,960	$20	$4,980

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	(As adjusted) 2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$44,793	$36,892

Supplemental contracts with life contingencies, net	12	13

Deposit-type contracts	4,360	4,960

Subtotal	$49,165	$41,865

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$90,911	$86,206

Other contract deposit funds	20	20

Subtotal	$90,931	$86,226

Total annuity actuarial reserves and deposit fund liabilities, net	$140,096	$128,091

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,526	2,520	2,699	-	-	-

Universal life with secondary guarantees	519	472	1,286	-	-	-

Indexed universal life with secondary guarantees	486	400	519	-	-	-

Other permanent cash value life insurance	-	1,765	2,225	-	-	-

Variable life	3,533	3,572	3,703	40,177	40,174	40,278

Subtotal	$7,064	$8,779	$10,482	$40,177	$40,174	$40,278

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	119	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	20	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	36	-	-	-

Total, gross	$7,064	$8,779	$10,718	$40,177	$40,174	$40,278

Less: Reinsurance ceded	(7)	(7)	(135)	-	-	-

Total, net	$7,057	$8,772	$10,583	$40,177	$40,174	$40,278

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,560	2,568	2,729	-	-	-

Universal life with secondary guarantees	486	430	1,154	-	-	-

Indexed universal life with secondary guarantees	408	327	438	-	-	-

Other permanent cash value life insurance	-	1,838	2,305	-	-	-

Variable life	3,125	3,166	3,295	35,196	35,192	35,277

Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	127	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	18	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	32	-	-	-

Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277

Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-

Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:

Life insurance, net	$10,477	$9,971

Accidental death benefits, net	1	1

Disability - active lives, net	20	18

Disability - disabled lives, net	54	54

Miscellaneous reserves, net	31	27

Subtotal	$10,583	$10,071

Separate accounts annual statement:

Life insurance[1]	$40,591	$35,585

Subtotal	$40,591	$35,585

Total life insurance actuarial reserves, net	$51,174	$45,656

1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $313 million and $308 million for universal life as of December 31, 2025 and 2024, respectively.

The total direct premium written by managing general agents and third-party administrators was $536 million, $528 million and $451 million as of December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		(As adjusted) December 31, 2024
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$74,756	$-	$70,824	$-
Group annuities	17,164	-	16,203	-
Life insurance	40,806	-	35,783	-
Pension risk transfer group annuities	517	-	482	-
Total	$133,243	$-	$123,292	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2025	$21	$742
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	$174	$-	$8,758	$8,932
Reserves
For accounts with assets at:
Fair value	$1,616	$99	$128,987	$130,702
Amortized cost	821	-	-	821
Total reserves[1]	$2,437	$99	$128,987	$131,523
By withdrawal characteristics:
With market value adjustment	$1,616	$99	$-	$1,715
At fair value	-	-	128,902	128,902
At book value without market value adjustment and with current surrender charge less than 5%	313	-	7	320
Subtotal	$1,929	$99	$128,909	$130,937
Not subject to discretionary withdrawal	508	-	78	586
Total reserves[1]	$2,437	$99	$128,987	$131,523

1

The total reserves balance does not equal the liabilities related to separate accounts of $133.2 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.7 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions) (As Adjusted)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,298	$9,798
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$119,288	$121,025
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$119,288	$121,811
By withdrawal characteristics:
With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	119,205	119,205
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$119,212	$121,257
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$119,288	$121,811

1

The total reserves balance does not equal the liabilities related to separate accounts of $123.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2025	(As adjusted) 2024	(As adjusted) 2023
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,932	$9,798	$6,300
Transfers from separate accounts	(12,987)	(12,882)	(9,461)
Net transfers from separate accounts	$(4,055)	$(3,084)	$(3,161)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(698)	(431)	(889)
Fees not included in general account transfers	71	57	41
Other miscellaneous adjustments not included in the general account balance	164	57	284
Net transfers as reported in the statutory statements of operations	$(4,518)	$(3,401)	$(3,725)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(6)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:
Issuer credit obligations:
U.S. Government obligations	$24	$-	$-	$24
Other U.S. Government securities obligations	70	3	-	73
Non-U.S. Sovereign jurisdiction securities	1,251	29	38	1,242
Municipal bonds – general obligations (direct and guaranteed)	516	14	24	506
Municipal bonds – special revenue	3,177	32	307	2,902
Project finance bonds issued by operating entities (unaffiliated)	1,525	17	58	1,484
Corporate bonds (unaffiliated)	31,848	462	1,648	30,662
Mandatory convertible bonds (unaffiliated)	2	-	-	2
Single entity backed obligations (unaffiliated)	446	5	25	426
Bonds issued by funds representing operating entities	65	-	-	65
Bank loans – issued (unaffiliated)	733	4	12	725
Other issuer credit obligations (unaffiliated)	705	9	21	693
Total issuer credit obligations	$40,362	$575	$2,133	$38,804
Asset-backed securities:
Agency residential mortgage-backed securities – guaranteed	16	-	-	16
Agency residential mortgage-backed securities – not/partially guaranteed	699	7	55	651
Non-agency residential mortgage-backed securities (unaffiliated)	1,210	9	26	1,193
Non-agency commercial mortgage-backed securities (unaffiliated)	1,250	2	62	1,190
Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,193	24	7	4,210
Other financial – self-liquidating (unaffiliated)	886	6	-	892
Financial – not self-liquidating equity backed securities (unaffiliated)	932	8	1	939
Other financial – not self-liquidating (unaffiliated)	343	1	28	316
Non-financial – practical expedient lease-backed securities
(unaffiliated)	15	-	-	15
Other non-financial – full analysis (unaffiliated)	587	4	1	590
Total asset-backed securities	$10,131	$61	$180	$10,012
Total bonds	$50,493	$636	$2,313	$48,816
Common stocks unaffiliated	$272	$-	$-	$272
Preferred stocks unaffiliated	26	-	-	26
Total unaffiliated stocks[1]	$298	$-	$-	$298
Total bonds and unaffiliated stocks[1]	$50,791	$636	$2,313	$49,114

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024 (As adjusted)
Bonds:
U.S. Government	$68	$-	$1	$67
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,879	50	257	8,672
Total bonds	$45,802	$273	$3,150	$42,925
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,065	$273	$3,150	$43,188

1

Excludes affiliated common stocks with a carrying value of $5.0 billion and $3.7 billion as of December 31, 2025 and 2024, respectively. Affiliated common stocks include investment in NLAIC, NLBIC and JNL of $3.7 billion, $1.1 billion and $226 million as of December 31, 2025, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$2,127	$2,121
Due after one year through five years	12,502	12,461
Due after five years through ten years	13,550	13,473
Due after ten years through twenty years	12,653	12,199
Due after twenty years	9,661	8,562
Total bonds	$50,493	$48,816

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025
Bonds:
Issuer credit obligations	$2,013	$53	$18,877	$2,141	$20,890	$2,193
Asset-backed securities	970	3	2,007	181	2,977	185
Total bonds	$2,983	$56	$20,884	$2,322	$23,867	$2,378

(As adjusted)
December 31, 2024
Bonds:
U.S. Government	$54	$1	$3	$-	$57	$1
States, territories and possessions	281	10	326	60	606	69
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,375	2,649
Loan-backed and structured securities	359	2	2,177	258	2,537	260
Total bonds	$6,350	$195	$22,500	$3,124	$28,849	$3,318
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,353	$195	$22,501	$3,124	$28,853	$3,318

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities identified as having an other-than-temporary impairment.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company’s amortized cost of mortgage loans were $10.3 billion and $9.6 billion with no allowance for credit losses, respectively.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,772	$140	$3,912	$3,741	$171	$3,912
Industrial	2,533	87	2,620	2,555	65	2,620
Office	822	183	1,005	1,002	3	1,005
Retail	1,896	7	1,903	1,896	7	1,903
Other	238	8	246	201	45	246
Total[1]	$9,261	$425	$9,686	$9,395	$291	$9,686
Weighted average DSC ratio	2.07	1.68	2.05	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	59%	62%

December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

1	Excludes $575 million and $416 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23% and 22%, respectively, in a geographic region in the U.S., no more than 43% and 44%, respectively, in a property type and no more than 2% and 1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 13.0% and 4.5%, respectively, and for those originated or acquired during 2024 were 12.0% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 99% and 89%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $1.6 billion and $1.1 billion as of December 31, 2025 and 2024, respectively. The Company held $295 million and $247 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets were $295 million and $247 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $300 million and $252 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $1.3 billion and $834 million of non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Bonds	$2,206	$2,151	$1,917
Mortgage loans	463	413	357
Other invested assets	474	740	868
Policy loans	47	46	43
Derivative instruments[1]	35	39	24
Other	122	83	62
Gross investment income	$3,347	$3,472	$3,271
Investment expenses	(146)	(143)	(135)
Net investment income	$3,201	$3,329	$3,136

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $790 million and $699 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital losses on sales and maturities	$(23)	$(47)	$(37)
Net realized derivative losses	(367)	(445)	(378)
Other-than-temporary impairments and other	(11)	(36)	(21)
Total net realized capital losses	$(401)	$(528)	$(436)
Tax expense (benefit) on net losses	19	1	(4)
Net realized capital (losses), net of tax	$(420)	$(529)	$(432)
Less: Net realized capital losses transferred to the IMR	(32)	(53)	(30)
Net realized capital losses, net of tax and transfers to the IMR	$(388)	$(476)	$(402)

For the year ended December 31, 2025, gross realized gains and gross realized losses on sales of bonds were $3 million and $15 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales and of bonds were $25 million and $64 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $2.4 billion and $1.3 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there were $941 million and $267 million of commitments to purchase private placement bonds, respectively. There were $347 million and $434 million of outstanding commitments to fund mortgage loans as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025 and 2024.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$295	$247
Federal Home Loan Bank capital stock	155	182
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	5,392	5,442
Pledged as collateral not captured in other categories	293	298
Assets held under modified coinsurance reinsurance agreements	442	435
Assets held under funds withheld reinsurance agreements	1,229	1,199
Other restricted assets	3	3
Total restricted assets	$7,809	$7,807

1	Excludes $1.3 billion and $834 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2025
Interest rate swaps	$1,471	$-	$-	$-	$-
Options	282	3	8	-	-
Cross currency swaps	2,178	1	111	(66)	-
Futures	2,128	-	-	-	-
Total derivatives[1]	$6,059	$4	$119	$(66)	$-

December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-	-
Total derivatives[1]	$6,879	$188	$192	$(11)	$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $966 million and $717 million of cash collateral and held $135 million and $125 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $35 million and $10 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $219 million and $229 million as of December 31, 2025 and 2024, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
(in millions)	2025	December 31, 2024	2023	2025	December 31, 2024	2023
Cross currency swaps	$-	$1	$-	$(169)	$78	$(43)
Futures	(392)	(446)	(378)	(35)	131	(173)
Total return swaps	25	-	-	(16)	16	-
Total	$(367)	$(445)	$(378)	$(220)	$225	$(216)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Issuer credit obligations	$-	$6	$-	$-	$6
Asset-backed securities	-	10	-	-	10
Total bonds	$-	$16	$-	$-	$16
Common stocks unaffiliated	79	155	-	38	272
Preferred stocks unaffiliated	-	18	8	-	26
Separate account assets	120,562	1,624	25	9,674	131,885
Assets at fair value	$120,641	$1,813	$33	$9,712	$132,199

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2025:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2024	$-	$10	$35	$45
Net gains (losses):
In net income	5	-	-	5
In surplus	-	1	(5)	(4)
Purchases	-	3	-	3
Sales	(5)	(6)	(5)	(16)
Balance as of December 31, 2025	$-	$8	$25	$33

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions) (As adjusted)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,593	1,558	35	7,927	122,113
Assets at fair value	$112,632	$1,799	$45	$7,927	$122,403

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$-	$7	$51	$58
Net gains (losses):
In surplus	-	(1)	5	4
Purchases	-	4	-	4
Sales	-	-	(21)	(21)
Balance as of December 31, 2024	$-	$10	$35	$45

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value

(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$24	$30,310	$8,464	$-	$38,798	$40,357
Asset-backed securities	-	7,436	2,566	-	10,002	10,120
Total bonds	$24	$37,746	$11,030	$-	$48,800	$50,477
Mortgage loans, net of allowance	-	-	9,414	-	9,414	10,261
Policy loans	-	-	1,044	-	1,044	1,044
Derivative assets	-	111	8	-	119	85
Cash, cash equivalents and short-term investments	230	2,795	74	-	3,099	3,099
Securities lending collateral assets	294	-	-	-	294	294
Other invested assets	-	88	154	88	330	335
Separate account assets	-	683	646	-	1,329	1,359
Total assets	$548	$41,423	$22,370	$88	$64,429	$66,954
Liabilities:
Investment contracts	$-	$-	$3,003	$-	$3,003	$3,003
Derivative liabilities	-	66	-	-	66	81
Total liabilities	$-	$66	$3,003	$-	$3,069	$3,084

(As adjusted)
December 31, 2024
Assets:
Bonds	$67	$36,104	$6,743	$-	$42,914	$45,791
Mortgage loans, net of allowance	-	-	8,446	-	8,446	9,619
Policy loans	-	-	1,038	-	1,038	1,038
Derivative assets	-	172	4	-	176	178
Cash, cash equivalents and short-term investments	(61)	1,753	-	-	1,692	1,692
Securities lending collateral assets	247	-	-	-	247	247
Separate account assets	37	749	352	-	1,138	1,179
Total assets	$290	$38,778	$16,583	$-	$55,651	$59,744
Liabilities:
Investment contracts	$-	$-	$3,306	$-	$3,306	$3,605
Derivative liabilities	-	11	-	-	11	6
Total liabilities	$-	$11	$3,306	$-	$3,317	$3,611

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(9)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Total gross deferred tax assets	$1,175	$6	$1,181
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$1,175	$6	$1,181
Less: Deferred tax assets nonadmitted	(139)	-	(139)
Net admitted deferred tax assets	$1,036	$6	$1,042
Less: Deferred tax liabilities	(59)	(45)	(104)
Net admitted deferred tax assets	$977	$(39)	$938

(in millions) (As adjusted)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$951	$4	$955
Statutory valuation allowance adjustment	(1)	-	(1)
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$1,181	$954	$227
Total deferred tax liabilities	(104)	(125)	21
Net deferred tax assets	$1,077	$829	$248
Less: Tax effect of unrealized gains and losses			(26)
Change in deferred income tax			$274

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	934	3	937
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	102	2	104
Admitted deferred tax assets	$1,036	$6	$1,042

(in millions)	Ordinary	December 31, 2024 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $1.7 billion and $1.8 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.6 billion and $11.8 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 973% and 1,108% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	Ordinary	December 31, 2025 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.57%	0.00%	25.57%

	Ordinary	December 31, 2024 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2025 and 2024.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
	(As adjusted)
(in millions)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$368	$244	$124
Investments	99	114	(15)
Deferred acquisition costs	411	351	60
Tax credit carry-forward	239	180	59
Other	58	62	(4)
Subtotal	$1,175	$951	$224
Statutory valuation allowance adjustment	$-	$(1)	$1
Nonadmitted	(139)	(169)	30
Admitted ordinary deferred tax assets	$1,036	$781	$255
Capital:
Investments	6	4	2
Subtotal	$6	$4	$2
Admitted capital deferred tax assets	$6	$4	$2
Admitted deferred tax assets	$1,042	$785	$257

Deferred tax liabilities
Ordinary:
Investments	$(33)	$(70)	$37
Future policy benefits and claims	(7)	(15)	8
Other	(19)	(18)	(1)
Subtotal	$(59)	$(103)	$44
Capital:
Investments	(45)	(22)	(23)
Subtotal	$(45)	$(22)	$(23)
Deferred tax liabilities	$(104)	$(125)	$21
Net deferred tax assets	$938	$660	$278

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2025. JNLNY had a valuation allowance of $1 million as of December 31, 2024. Upon the effective date of JNLNY’s statutory merger into NLIC on July 1, 2025, this valuation allowance was released, as it is more likely than not that the Company will generate sufficient taxable income to realize all of JNLNY’s deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
	(As adjusted)		(As adjusted)
(in millions)	2025	2024	2023
Current income tax expense	$84	$69	$104
Change in deferred income tax (without tax on unrealized gains and losses)	(274)	(29)	(132)
Total income tax (benefit) expense reported	$(190)	$40	$(28)

Income before income and capital gains taxes	$767	$1,219	$1,054
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$161	$256	$221
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(156)	(172)	(211)
Tax credits	(201)	(45)	(45)
Other	6	1	7
Total income tax (benefit) expense reported	$(190)	$40	$(28)

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes tax credit carry-forwards available as of December 31, 2025:

(in millions)	Amount	Origination	Expiration
Business credits	$23	2022	2042
Business credits	$24	2023	2043
Business credits	$24	2024	2044
Business credits	$168	2025	2045

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company
Nationwide Affinity Insurance Company of America	Scottsdale Indemnity Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Insurance Company
Nationwide Agribusiness Insurance Company	Scottsdale Surplus Lines Insurance Company
Nationwide Assurance Company	Titan Insurance Company
Nationwide Cash Management Company	Titan Insurance Services, Inc.
Nationwide Corporation	Veterinary Pet Insurance Company
Nationwide Financial Assignment Company	Victoria Fire & Casualty Company
Nationwide Financial General Agency, Inc.	Victoria Select Insurance Company
VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(10)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2025 and 2024.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2025 and 2024.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2025 and 2024.

The amount of interest paid on short-term debt was immaterial in 2025, 2024 and 2023.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $133 million and $160 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.0 billion and $3.6 billion as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amount of aggregate advances from the FHLB were $3.6 billion for the years ended December 31, 2025 and 2024.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.6% of total admitted assets) and fair value of $4.9 billion (2.3% of total admitted assets) as of December 31, 2025 and carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion (2.5% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $5.0 billion for the year ended December 31, 2025, and a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(11)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)

Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2025
12/19/2001	7.50%	$300	$300	$22	$540	$-	12/31/2031
6/27/2002	8.15%	300	300	25	570	-	6/27/2032
12/23/2003	6.75%	100	100	7	146	-	12/23/2033
12/20/2019	4.21%	400	400	17	101	-	12/19/2059
Total		$1,100	$1,100	$71	$1,357	$-

December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(12)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2025, 2024 and 2023 included premiums of $656 million, $643 million and $635 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $18 million, $23 million, and $73 million respectively, net investment earnings on funds withheld assets of $47 million, $43 million and $55 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million in each year. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion in each year. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $40 million and $46 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $129 million and $116 million as of December 31, 2025 and 2024, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $386 million, $354 million and $307 million for the years ended December 31, 2025, 2024 and 2023, respectively, while benefits, claims and expenses ceded were $386 million, $341 million and $301 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of 2025 and 2024, respectively, and amounts payable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums assumed under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $218 million and $252 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(13)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $19 million and $40 million as of December 31, 2025 and 2024, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $52 million and $56 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $303 million, $277 million and $245 million for the years ended December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2025 and 2024. Total revenues from these contracts were $118 million, $117 million and $125 million for the years ended December 31, 2025, 2024 and 2023, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $73 million, $76 million and $84 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2025, 2024 and 2023 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $67.1 billion and $65.4 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company $249 million, $246 million and $234 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.7 billion and $1.0 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.3 billion and $938 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2025, 2024 and 2023 were $52 million, $53 million and $63 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2025 and 2024, the Company had $267 million and $286 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2025 and 2024, the Company received capital contributions of $75 million and $100 million, respectively, from NFS. During 2026, the Company received an additional capital contribution of $13 million from NFS as of the subsequent event date.

During 2025 and 2024, the Company paid capital contributions to NLAIC of $400 million. During 2026, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

On July 1, 2025, the Company received a dividend distribution from JNL that was declared on June 4, 2025. The distribution, which was recorded at a cost of $8 million, consisted of the outstanding common stock of JNLNY.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2025, the Company made a surplus contribution to Eagle of $40 million. During 2024, the Company made no surplus contributions to Eagle. During 2025 and 2024 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2026, the Company received a dividend distribution of $150 million that was declared on December 31, 2025. The dividend receivable was recorded in investment income due and accrued as of December 31, 2025. On November 10, 2025, the Company received a dividend distribution of $106 million that was declared on September 30, 2025. On August 8, 2025, the Company received a total distribution of $314 million that was declared on June 30, 2025 and consisted of a return of contributed surplus of $40 million and a dividend of $274 million. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million.

As of December 31, 2025, the Company and NLAIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL, an affiliate. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. During 2026, additional draws increased the outstanding balance to $1.3 billion as of the subsequent event date. As of December 31, 2024, the Company had a $850 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $850 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding balance of $706 million from the Company.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $207 million and $325 million as of December 31, 2025 and 2024, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(14)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2025 and 2024.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(15)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $13.3 billion and statutory net income for 2025 was $683 million. As of January 1, 2026, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I   Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions)	Column A	Column B	Column C	Column D

				Amount at which is
				shown in the statutory
				statements of admitted
				assets, liabilities, capital
	Type of investment	Cost	Fair value	and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations		$24	$24	$24

U.S. government and agencies		70	73	70

Obligations of states and political subdivisions		3,271	3,043	3,271

Foreign governments		1,056	1,045	1,057

Public utilities		5,414	5,167	5,416

All other corporate, mortgage-backed and asset-backed securities		40,670	39,464	40,655

Total fixed maturities		$50,505	$48,816	$50,493

Equity securities:

Common Stocks:

Banks, trust and insurance companies		29	44	44

Industrial, miscellaneous and all other		225	228	228

Nonredeemable preferred stocks		22	26	26

Total equity securities[1]		$276	$298	$298

Mortgage loans		10,261		10,261

Cash, cash equivalents and short-term investments		3,099		3,099

Policy loans		1,045		1,044

Other long-term investments[2]		3,646		3,645

Total invested assets		$68,832		$68,840

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $5.0 billion are excluded.

2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $437 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV   Reinsurance

As of December 31, 2025, 2024 and 2023 and each of the years then ended:

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net

2025

Life insurance in force	$163,418	$(25,085)	$511	$138,844	0.4%

Premiums:

Life Insurance	$3,213	$(144)	$18	$3,087	0.6%

Accident and health insurance	537	(546)	9	-	0.0%

Total	$3,750	$(690)	$27	$3,087	0.9%

2024

Life insurance in force	$153,575	$(24,712)	$557	$129,420	0.4%

Premiums:

Life Insurance	$3,977	$(140)	$11	$3,848	0.3%

Accident and health insurance	531	(540)	9	-	0.0%

Total	$4,508	$(680)	$20	$3,848	0.5%

2023

Life insurance in force	$147,725	$(26,722)	$579	$121,582	0.5%

Premiums:

Life Insurance	$2,931	$(143)	$12	$2,800	0.4%

Accident and health insurance	457	(465)	9	-	0.0%

Total	$3,388	$(608)	$21	$2,800	0.8%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V   Valuation and Qualifying Accounts

Years ended December 31, 2025, 2024 and 2023:

(in millions)

Column A	Column B	Column C	Column D	Column E

	Balance at the
	beginning of	Charged to costs		Balance at end
Description	period	and expenses	Deductions[1]	of period

2025

Valuation allowances - mortgage loans	$-	$-	$-	$-

Valuation allowances - net deferred tax assets	$1	$(1)	$-	$-

(As Adjusted) 2024

Valuation allowances - mortgage loans	$2	$-	$(2)	$-

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

(As Adjusted) 2023

Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

1	Amounts generally represent recoveries, payoffs and sales.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.